  As filed with the Securities and Exchange Commission on October 9, 2009



                                                             File Nos. 333-54358

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []

                        Post-Effective Amendment No. 19                      [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 211                             [x]

                        (Check Appropriate Box or Boxes)




                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Richard C. Pearson

                                 Vice President

                      MetLife Investors Insurance Company

                            5 Park Plaza, Suite 1900

                                Irvine, CA 92614

                                 (949) 223-5680

                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.


[]     on (Date) pursuant to paragraph (b) of Rule 485.


[x]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]    on (Date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under Variable Annuity Contracts.

    This registration statement incorporates by reference the Prospectus dated May 1, 2009 included in Post-Effective Amendment No. 17/Amendment No. 200 to the registration statement on Form N-4 (File Nos. 333-54358/811-05200), filed on April 14, 2009 pursuant to paragraph (b) of Rule 485.

    This registration statement also incorporates by reference the Supplement dated June 29, 2009 to the Prospectus dated May 1, 2009 (as supplemented) filed on June 25, 2009 pursuant to paragraph (e) of Rule 497.

    This registration statement also incorporates by reference the Supplement dated August 31, 2009 to the Prospectus dated May 1, 2009 (as supplemented) filed on August 28, 2009 pursuant to paragraph (e) of Rule 497.


    This registration statement also incorporates by reference the Statement of Additional Information dated May 1, 2009 included in Post-Effective Amendment No. 17/Amendment No. 200 to the registration statement on Form N-4 (File Nos. 333-54358/811-05200), filed on April 14, 2009 pursuant to paragraph
(b) of Rule 485.

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                       SUPPLEMENT DATED OCTOBER 13, 2009
               TO PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED)


This supplement describes changes to the method of calculating the size of your investment for the purpose of calculating the sales charge. The changes will be effective for Class A variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). These changes are effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after November 9, 2009.

In order for the current method of calculating the size of your investment for the purpose of calculating the sales charge to apply to your purchase payment, applications and necessary information must be received by our MetLife Annuity Service Center, in good order, before the close of the New York Stock Exchange on November 6, 2009.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

SALES CHARGE

In the "EXPENSES" section of the prospectus, replace the text in the "Sales Charge" section before the table of sales charges with the following:

   We deduct a sales charge from a purchase payment before it is allocated to an investment portfolio, the fixed account, the Enhanced Dollar Cost Averaging Account and/or the Three Month Market Entry Account. The amount of the sales charge depends on your investment on the day we receive your payment.


   For contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after November 9, 2009, in most states, "your investment" means the total dollar amount, as of the date we receive your purchase payment, of: (1) your purchase payment; (2) the most recent account value in this contract; and
   (3) any related amount as designated by us in accordance with our current administrative policies and procedures. Under our current policies and procedures, the related amount (if any) is calculated by subtracting (a) the most recent account value in the contract from (b) all prior purchase payments made under the contract (excluding the new purchase payment), reduced by any withdrawals. For purposes of determining "your investment," the related amount will not be less than zero. The related amount, if any, will be determined and identified to us solely by your registered representative's firm. We reserve the right to revise our administrative policies and procedures in the future.


                                                                   SUPP-MOA1009

   Examples

   (1) Assume your new purchase payment is $5,000, your most recent account value in this contract is $100,000, and your prior purchase payments made under this contract, reduced by any withdrawals, equal $125,000.
       The "related amount" is calculated by subtracting your most recent account value in this contract from prior purchase payments made under this contract, reduced by any withdrawals ($125,000 - $100,000 = $25,000). Therefore, "your investment" is equal to the total of your new purchase payment ($5,000), your most recent account value ($100,000), and the related amount ($25,000); $5,000 + $100,000 + $25,000 = $130,000.

   (2) Assume your new purchase payment is $5,000, your most recent account value in this contract is $100,000, and your prior purchase payments made under this contract, reduced by any withdrawals, equal $75,000. The "related amount" is calculated by subtracting your most recent account value in this contract from prior purchase payments made under this contract, reduced by any withdrawals ($75,000 - $100,000 = - $25,000). As noted above, the related amount is never less than zero. Therefore, "your investment" is equal to the total of your new purchase payment ($5,000), your most recent account value ($100,000), and the related amount ($0); $5,000 + $100,000 + $0 = $105,000.


   Additional purchase payments sent directly to MetLife Investors will be included in the calculation used to determine the sales charge breakpoint; however, since related amounts are documented at your account representative's firm, related amounts may not be included in the calculation if you send additional purchase payments directly to MetLife Investors. To avoid this, send additional purchase payments for this contract through your registered representative.

   For contracts issued from November 7, 2005 through November 6, 2009, in most
   -------------------------------------------------------------------
   states, "your investment" means the total dollar amount, as of the date we receive your purchase payment, of: (1) your purchase payment; (2) any existing account value in this contract; and (3) the account value of any related accounts. The term "related accounts" means all variable annuity contracts currently in the accumulation phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm) that are associated with the owner's and joint owner's taxpayer identification number and held in account at your registered representative's firm and for which such firm is the broker-dealer of record for the contract.

   For contracts issued prior to November 7, 2005, your investment is
   ----------------------------------------------
   calculated as described in the previous paragraph, except that "related accounts" means all annuity contracts currently in the accumulation phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm), which are owned by you or your spouse or child under age 21 and which have been identified to us by your registered representative's firm as being related accounts.

   If your contract was issued on or before November 6, 2009, ensure that you are charged the lowest sales charge you are eligible for by asking your account representative whether any of your investment accounts currently qualify as related accounts and providing the representative with all information necessary to make that determination. Additional purchase payments sent directly to MetLife Investors will be included in the calculation used to determine the sales charge breakpoint; however, since related accounts are documented at your account representative's firm, related accounts may not be included in the calculation. To avoid this, send additional purchase payments for this contract through your registered representative.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                             Telephone: (800) 709-2811
Irvine, CA 92614

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED OCTOBER 13, 2009
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009

This supplement modifies information in the Statement of Additional Information ("SAI") dated May 1, 2009 for the Class A variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your SAI for future reference. If you would like another copy of the SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

I. COMPANY

In the "COMPANY" section of the Statement of Additional Information:

    . replace the fourth paragraph with the following: "We are licensed to do business in the District of Columbia and all states except New York."; and

    . delete the last paragraph (regarding membership in the Insurance Marketplace Standards Association).

II. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Replace the first paragraph of the "INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM" section of the Statement of Additional Information with the following:

       The financial statements of each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information Supplement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

Replace the fourth paragraph of the "INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM" section with the following:

       The consolidated financial statements and financial statement schedules included in MetLife, Inc. and subsidiaries' ("MetLife's") Current Report on Form 8-K dated June 12, 2009, incorporated by reference in this Statement of Additional Information and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2008 included in the Annual Report on Form 10-K incorporated by reference herein, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports (which (1) express an unqualified opinion on the consolidated financial statements and financial statement schedules and include an explanatory paragraph regarding changes in MetLife's method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007, and (2) express an unqualified opinion on MetLife's effectiveness of internal control over financial reporting), which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

III. ADDITIONAL INFORMATION

Replace the "ADDITIONAL INFORMATION" section of the Statement of Additional Information with the following:

       As noted in the COMPANY section of the Statement of Additional Information, MetLife, Inc. has entered into a net worth maintenance agreement with the Company. As permitted by Securities and Exchange Commission ("SEC") rules, we are incorporating into the Statement of Additional Information the following documents which have been filed with the SEC, which means these documents are legally part of the Statement of Additional Information:

       (i) The consolidated financial statements and financial schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2008, filed on March 2, 2009 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.;

       (ii) the unaudited interim condensed consolidated financial statements (including notes thereto) included in MetLife's Quarterly Report on Form 10-Q for the period ended March 31, 2009, filed on May 7, 2009 (File
       No. 001-15787), can be viewed on the SEC website at www.sec.gov.;

       (iii) the unaudited interim condensed consolidated financial statements (including notes thereto) included in MetLife's Quarterly Report on Form 10-Q for the period ended June 30, 2009, filed on August 4, 2009 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.; and

       (iv) MetLife's Current Report on Form 8-K filed with the SEC on June 12, 2009 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.

                                                                  SUPP-ASAI1109

       You should only consider MetLife, Inc.'s financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above, as bearing on the ability of MetLife, Inc. to meet its obligations under the net worth maintenance agreement.

IV. FINANCIAL STATEMENTS

Replace the financial statements of each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in the Statement of Additional Information with the financial statements of each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this supplement.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                         Telephone: (800) 709-2811
Irvine, CA 92614

ANNUAL REPORT

DECEMBER 31, 2008

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF METLIFE INVESTORS INSURANCE COMPANY

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors Variable Annuity Account One and the Board of Directors of MetLife Investors Insurance Company:

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Appendix A as of December 31, 2008, the related statements of operations for each of the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2008, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 7, the Company anticipates merging MetLife Investors Variable Annuity Account Five, which is another separate account of the Company, with and into the Separate Account on or about November 9, 2009, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 31, 2009
(October 9, 2009, as to Note 7)

APPENDIX A

MIST Lord Abbett Growth and Income Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account
MIST Van Kampen Mid Cap Growth Sub-Account
MIST Lord Abbett Mid Cap Value Sub-Account
MIST Oppenheimer Capital Appreciation Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Legg Mason Partners Aggressive Growth Sub-Account
MIST PIMCO Total Return Sub-Account
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST MFS Research International Sub-Account
MIST Met/AIM Small Cap Growth Sub-Account
MIST Lazard Mid Cap Sub-Account
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account
MIST Clarion Global Real Estate Sub-Account
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds Balanced Allocation Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Allocation Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation Sub-Account
MIST BlackRock High Yield Sub-Account
MIST Dreman Small Cap Value Sub-Account
MIST Met/Templeton Growth Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account

MIST Met/Franklin Templeton Founding Strategy Sub-Account
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
DWS Government & Agency Securities Sub-Account
MSF Davis Venture Value Sub-Account
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account
MSF MFS Total Return Sub-Account
MSF Capital Guardian U.S. Equity Sub-Account
MSF Julius Baer International Stock Sub-Account
MSF BlackRock Money Market Sub-Account
MSF MetLife Stock Index Sub-Account
MSF BlackRock Bond Income Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF Franklin Templeton Small Cap Growth Sub-Account
MSF Western Asset Management Strategic Bond Opportunities Sub-Account MSF Western Asset Management U.S. Government Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF Oppenheimer Global Equity Sub-Account
MSF MFS Value Sub-Account
MSF Met/Dimensional International Small Company Sub-Account
Putnam VT Growth and Income Sub-Account
Putnam VT Vista Sub-Account
Putnam VT Equity Income Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
Fidelity VIP Growth Opportunities Sub-Account
Fidelity VIP Equity-Income Sub-Account
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
PIMCO VIT StocksPLUS Growth and Income Sub-Account
PIMCO VIT Total Return Bond Sub-Account
American Funds Global Growth Sub-Account
American Funds Global Small Capitalization Sub-Account
American Funds Growth Sub-Account

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

                                        MIST LORD ABBETT MIST LORD ABBETT MIST VAN KAMPEN MIST LORD ABBETT
                                       GROWTH AND INCOME   BOND DEBENTURE  MID CAP GROWTH    MID CAP VALUE
                                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                       ----------------- ---------------- --------------- ----------------
ASSETS:
  Investments at fair value                $ 576,806,455    $ 202,718,885    $ 30,205,990    $ 157,250,699
  Due from MetLife Investors
     Insurance Company                                --               --              --               --
                                       ----------------- ---------------- --------------- ----------------
       Total Assets                          576,806,455      202,718,885      30,205,990      157,250,699
                                       ----------------- ---------------- --------------- ----------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                             1,265            1,251             766            1,177
                                       ----------------- ---------------- --------------- ----------------
       Total Liabilities                           1,265            1,251             766            1,177
                                       ----------------- ---------------- --------------- ----------------
NET ASSETS                                 $ 576,805,190    $ 202,717,634    $ 30,205,224    $ 157,249,522
                                       ================= ================ =============== ================
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units       $ 572,974,097    $ 202,010,152    $ 30,142,257    $ 156,821,357
  Net Assets from contracts in payouts         3,831,093          707,482          62,967          428,165
                                       ----------------- ---------------- --------------- ----------------
       Total Net Assets                    $ 576,805,190    $ 202,717,634    $ 30,205,224    $ 157,249,522
                                       ================= ================ =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                     MIST PIMCO     MIST LEGG MASON
                                           MIST OPPENHEIMER INFLATION PROTECTED PARTNERS AGGRESSIVE MIST PIMCO TOTAL
                                       CAPITAL APPRECIATION                BOND              GROWTH           RETURN
                                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                       -------------------- ------------------- ------------------- ----------------
ASSETS:
  Investments at fair value                    $ 63,889,877        $ 52,630,531        $ 46,377,707    $ 284,742,732
  Due from MetLife Investors
     Insurance Company                                   --                   6                  --               --
                                       -------------------- ------------------- ------------------- ----------------
       Total Assets                              63,889,877          52,630,537          46,377,707      284,742,732
                                       -------------------- ------------------- ------------------- ----------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                                1,489                 559                 698            1,185
                                       -------------------- ------------------- ------------------- ----------------
       Total Liabilities                              1,489                 559                 698            1,185
                                       -------------------- ------------------- ------------------- ----------------
NET ASSETS                                     $ 63,888,388        $ 52,629,978        $ 46,377,009    $ 284,741,547
                                       ==================== =================== =================== ================
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units           $ 63,758,294        $ 52,598,208        $ 46,336,039    $ 284,444,781
  Net Assets from contracts in payouts              130,094              31,770              40,970          296,766
                                       -------------------- ------------------- ------------------- ----------------
       Total Net Assets                        $ 63,888,388        $ 52,629,978        $ 46,377,009    $ 284,741,547
                                       ==================== =================== =================== ================

The accompanying notes are an integral part of these financial statements.

                                                                                         MIST
   MIST RCM MIST T. ROWE PRICE MIST MFS RESEARCH     MIST MET/AIM  MIST LAZARD HARRIS OAKMARK
 TECHNOLOGY     MID CAP GROWTH     INTERNATIONAL SMALL CAP GROWTH      MID CAP  INTERNATIONAL
SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
----------- ------------------ ----------------- ---------------- ------------ --------------
$ 6,573,875       $ 47,741,931     $ 103,319,918     $ 37,770,050 $ 31,592,293   $ 44,092,227
         --                 --                --               --           --             --
----------- ------------------ ----------------- ---------------- ------------ --------------
  6,573,875         47,741,931       103,319,918       37,770,050   31,592,293     44,092,227
----------- ------------------ ----------------- ---------------- ------------ --------------
        987              1,313             1,665              785        1,397            476
----------- ------------------ ----------------- ---------------- ------------ --------------
        987              1,313             1,665              785        1,397            476
----------- ------------------ ----------------- ---------------- ------------ --------------
$ 6,572,888       $ 47,740,618     $ 103,318,253     $ 37,769,265 $ 31,590,896   $ 44,091,751
=========== ================== ================= ================ ============ ==============
$ 6,572,479       $ 47,703,376     $ 102,996,927     $ 37,745,595 $ 31,506,060   $ 44,086,783
        409             37,242           321,326           23,670       84,836          4,968
----------- ------------------ ----------------- ---------------- ------------ --------------
$ 6,572,888       $ 47,740,618     $ 103,318,253     $ 37,769,265 $ 31,590,896   $ 44,091,751
=========== ================== ================= ================ ============ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                                     MIST
                                       MIST THIRD AVENUE MIST CLARION GLOBAL    MIST TURNER GOLDMAN SACHS
                                         SMALL CAP VALUE         REAL ESTATE MID CAP GROWTH MID CAP VALUE
                                             SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                       ----------------- ------------------- -------------- -------------
ASSETS:
  Investments at fair value                 $ 45,190,547        $ 26,465,801    $ 7,842,048  $ 15,273,123
  Due from MetLife Investors
     Insurance Company                                --                  --             --            --
                                       ----------------- ------------------- -------------- -------------
       Total Assets                           45,190,547          26,465,801      7,842,048    15,273,123
                                       ----------------- ------------------- -------------- -------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                             1,007                 972            947           838
                                       ----------------- ------------------- -------------- -------------
       Total Liabilities                           1,007                 972            947           838
                                       ----------------- ------------------- -------------- -------------
NET ASSETS                                  $ 45,189,540        $ 26,464,829    $ 7,841,101  $ 15,272,285
                                       ================= =================== ============== =============
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units        $ 45,180,397        $ 26,400,984    $ 7,840,517  $ 15,270,479
  Net Assets from contracts in payouts             9,143              63,845            584         1,806
                                       ----------------- ------------------- -------------- -------------
       Total Net Assets                     $ 45,189,540        $ 26,464,829    $ 7,841,101  $ 15,272,285
                                       ================= =================== ============== =============

The accompanying notes are an integral part of these financial statements.

      MIST METLIFE      MIST METLIFE      MIST METLIFE    MIST METLIFE        MIST METLIFE MIST VAN KAMPEN
DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY        COMSTOCK
       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
------------------ ----------------- ----------------- --------------- ------------------- ---------------
     $ 171,856,462     $ 402,407,116   $ 1,162,918,426 $ 1,094,835,460       $ 142,626,675    $ 53,621,066
                --                --                --              --                  --              --
------------------ ----------------- ----------------- --------------- ------------------- ---------------
       171,856,462       402,407,116     1,162,918,426   1,094,835,460         142,626,675      53,621,066
------------------ ----------------- ----------------- --------------- ------------------- ---------------
               642               448               557             473                 555           1,329
------------------ ----------------- ----------------- --------------- ------------------- ---------------
               642               448               557             473                 555           1,329
------------------ ----------------- ----------------- --------------- ------------------- ---------------
     $ 171,855,820     $ 402,406,668   $ 1,162,917,869 $ 1,094,834,987       $ 142,626,120    $ 53,619,737
================== ================= ================= =============== =================== ===============
     $ 171,855,820     $ 402,406,668   $ 1,162,634,697 $ 1,094,816,185       $ 142,626,120    $ 53,560,869
                --                --           283,172          18,802                  --          58,868
------------------ ----------------- ----------------- --------------- ------------------- ---------------
     $ 171,855,820     $ 402,406,668   $ 1,162,917,869 $ 1,094,834,987       $ 142,626,120    $ 53,619,737
================== ================= ================= =============== =================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                  MIST MIST SSGA GROWTH MIST LEGG MASON         MIST MET/AIM
                                       SSGA GROWTH ETF   AND INCOME ETF    VALUE EQUITY CAPITAL APPRECIATION
                                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
                                       --------------- ---------------- --------------- --------------------
ASSETS:
  Investments at fair value               $ 19,273,074     $ 48,008,036    $ 14,356,638          $ 7,733,536
  Due from MetLife Investors
     Insurance Company                              --               --              --                   --
                                       --------------- ---------------- --------------- --------------------
       Total Assets                         19,273,074       48,008,036      14,356,638            7,733,536
                                       --------------- ---------------- --------------- --------------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                             352              241           1,071                1,219
                                       --------------- ---------------- --------------- --------------------
       Total Liabilities                           352              241           1,071                1,219
                                       --------------- ---------------- --------------- --------------------
NET ASSETS                                $ 19,272,722     $ 48,007,795    $ 14,355,567          $ 7,732,317
                                       =============== ================ =============== ====================
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units      $ 19,272,722     $ 48,007,795    $ 14,353,033          $ 7,700,468
  Net Assets from contracts in payouts              --               --           2,534               31,849
                                       --------------- ---------------- --------------- --------------------
       Total Net Assets                   $ 19,272,722     $ 48,007,795    $ 14,355,567          $ 7,732,317
                                       =============== ================ =============== ====================

The accompanying notes are an integral part of these financial statements.

                      MIST PIONEER MIST MFS EMERGING MIST LOOMIS SAYLES     MIST RAINIER MIST AMERICAN
MIST PIONEER FUND STRATEGIC INCOME    MARKETS EQUITY     GLOBAL MARKETS LARGE CAP EQUITY  FUNDS GROWTH
      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
----------------- ---------------- ----------------- ------------------ ---------------- -------------
      $ 1,434,084      $ 2,519,478      $ 23,850,369        $ 6,019,119      $ 4,430,243   $ 8,376,255
               --               --                --                 --               --            --
----------------- ---------------- ----------------- ------------------ ---------------- -------------
        1,434,084        2,519,478        23,850,369          6,019,119        4,430,243     8,376,255
----------------- ---------------- ----------------- ------------------ ---------------- -------------
              841              944             1,095                843              929           599
----------------- ---------------- ----------------- ------------------ ---------------- -------------
              841              944             1,095                843              929           599
----------------- ---------------- ----------------- ------------------ ---------------- -------------
      $ 1,433,243      $ 2,518,534      $ 23,849,274        $ 6,018,276      $ 4,429,314   $ 8,375,656
================= ================ ================= ================== ================ =============
      $ 1,433,243      $ 2,518,534      $ 23,835,908        $ 6,018,276      $ 4,429,314   $ 8,375,656
               --               --            13,366                 --               --            --
----------------- ---------------- ----------------- ------------------ ---------------- -------------
      $ 1,433,243      $ 2,518,534      $ 23,849,274        $ 6,018,276      $ 4,429,314   $ 8,375,656
================= ================ ================= ================== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                        MIST AMERICAN               MIST AMERICAN
                                       FUNDS BALANCED MIST AMERICAN  FUNDS GROWTH       MIST AMERICAN
                                           ALLOCATION    FUNDS BOND    ALLOCATION FUNDS INTERNATIONAL
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT
                                       -------------- ------------- ------------- -------------------
ASSETS:
  Investments at fair value              $ 82,849,897   $ 5,095,717  $ 90,490,433         $ 5,547,055
  Due from MetLife Investors
     Insurance Company                             --            --            --                  --
                                       -------------- ------------- ------------- -------------------
       Total Assets                        82,849,897     5,095,717    90,490,433           5,547,055
                                       -------------- ------------- ------------- -------------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                            517           545           493                 634
                                       -------------- ------------- ------------- -------------------
       Total Liabilities                          517           545           493                 634
                                       -------------- ------------- ------------- -------------------
NET ASSETS                               $ 82,849,380   $ 5,095,172  $ 90,489,940         $ 5,546,421
                                       ============== ============= ============= ===================
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units     $ 82,849,380   $ 5,095,172  $ 90,489,940         $ 5,546,421
  Net Assets from contracts in payouts             --            --            --                  --
                                       -------------- ------------- ------------- -------------------
       Total Net Assets                  $ 82,849,380   $ 5,095,172  $ 90,489,940         $ 5,546,421
                                       ============== ============= ============= ===================

The accompanying notes are an integral part of these financial statements.

 MIST AMERICAN                                                                      MIST MET/FRANKLIN
FUNDS MODERATE MIST BLACKROCK     MIST DREMAN MIST MET/TEMPLETON MIST MET/FRANKLIN TEMPLETON FOUNDING
    ALLOCATION     HIGH YIELD SMALL CAP VALUE             GROWTH     MUTUAL SHARES           STRATEGY
   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
-------------- -------------- --------------- ------------------ ----------------- ------------------
  $ 50,407,172      $ 717,586       $ 799,104        $ 2,342,436      $ 12,244,161       $ 50,104,077
            --             --              --                 --                --                 --
-------------- -------------- --------------- ------------------ ----------------- ------------------
    50,407,172        717,586         799,104          2,342,436        12,244,161         50,104,077
-------------- -------------- --------------- ------------------ ----------------- ------------------
           437            476             348                469               929                823
-------------- -------------- --------------- ------------------ ----------------- ------------------
           437            476             348                469               929                823
-------------- -------------- --------------- ------------------ ----------------- ------------------
  $ 50,406,735      $ 717,110       $ 798,756        $ 2,341,967      $ 12,243,232       $ 50,103,254
============== ============== =============== ================== ================= ==================
  $ 50,406,735      $ 717,110       $ 798,756        $ 2,341,967      $ 12,243,232       $ 50,103,254
            --             --              --                 --                --                 --
-------------- -------------- --------------- ------------------ ----------------- ------------------
  $ 50,406,735      $ 717,110       $ 798,756        $ 2,341,967      $ 12,243,232       $ 50,103,254
============== ============== =============== ================== ================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                  RUSSELL           RUSSELL
                                       MULTI-STYLE EQUITY AGGRESSIVE EQUITY RUSSELL NON-U.S. RUSSELL CORE BOND
                                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                       ------------------ ----------------- ---------------- -----------------
ASSETS:
  Investments at fair value                   $ 9,661,339       $ 2,064,259      $ 4,740,878      $ 11,537,831
  Due from MetLife Investors
     Insurance Company                                 --                --               55                --
                                       ------------------ ----------------- ---------------- -----------------
       Total Assets                             9,661,339         2,064,259        4,740,933        11,537,831
                                       ------------------ ----------------- ---------------- -----------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                                 91                58              112                72
                                       ------------------ ----------------- ---------------- -----------------
       Total Liabilities                               91                58              112                72
                                       ------------------ ----------------- ---------------- -----------------
NET ASSETS                                    $ 9,661,248       $ 2,064,201      $ 4,740,821      $ 11,537,759
                                       ================== ================= ================ =================
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units          $ 9,570,548       $ 2,043,447      $ 4,732,146      $ 11,520,306
  Net Assets from contracts in payouts             90,700            20,754            8,675            17,453
                                       ------------------ ----------------- ---------------- -----------------
       Total Net Assets                       $ 9,661,248       $ 2,064,201      $ 4,740,821      $ 11,537,759
                                       ================== ================= ================ =================

The accompanying notes are an integral part of these financial statements.

                                                                                           MSF
               RUSSELL             AIM V.I.  DWS GOVERNMENT & MSF DAVIS VENTURE HARRIS OAKMARK             MSF
REAL ESTATE SECURITIES INTERNATIONAL GROWTH AGENCY SECURITIES             VALUE  FOCUSED VALUE JENNISON GROWTH
           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
---------------------- -------------------- ----------------- ----------------- -------------- ---------------
           $ 1,174,461          $ 6,039,726         $ 854,318     $ 158,678,559   $ 30,546,719    $ 39,059,312
                    --                   --                --                --             11              --
---------------------- -------------------- ----------------- ----------------- -------------- ---------------
             1,174,461            6,039,726           854,318       158,678,559     30,546,730      39,059,312
---------------------- -------------------- ----------------- ----------------- -------------- ---------------
                   988                1,122               367             1,149            685           1,623
---------------------- -------------------- ----------------- ----------------- -------------- ---------------
                   988                1,122               367             1,149            685           1,623
---------------------- -------------------- ----------------- ----------------- -------------- ---------------
           $ 1,173,473          $ 6,038,604         $ 853,951     $ 158,677,410   $ 30,546,045    $ 39,057,689
====================== ==================== ================= ================= ============== ===============
           $ 1,173,473          $ 5,968,754         $ 850,301     $ 158,590,949   $ 30,527,475    $ 39,034,038
                    --               69,850             3,650            86,461         18,570          23,651
---------------------- -------------------- ----------------- ----------------- -------------- ---------------
           $ 1,173,473          $ 6,038,604         $ 853,951     $ 158,677,410   $ 30,546,045    $ 39,057,689
====================== ==================== ================= ================= ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                       MSF MFS TOTAL          MSF CAPITAL     MSF JULIUS BAER MSF BLACKROCK
                                              RETURN GUARDIAN U.S. EQUITY INTERNATIONAL STOCK  MONEY MARKET
                                         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT
                                       ------------- -------------------- ------------------- -------------
ASSETS:
  Investments at fair value             $ 63,254,843         $ 77,349,333         $ 4,668,174 $ 220,018,483
  Due from MetLife Investors
     Insurance Company                            19                   --                  --            27
                                       ------------- -------------------- ------------------- -------------
       Total Assets                       63,254,862           77,349,333           4,668,174   220,018,510
                                       ------------- -------------------- ------------------- -------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                           792                  832                 876           884
                                       ------------- -------------------- ------------------- -------------
       Total Liabilities                         792                  832                 876           884
                                       ------------- -------------------- ------------------- -------------
NET ASSETS                              $ 63,254,070         $ 77,348,501         $ 4,667,298 $ 220,017,626
                                       ============= ==================== =================== =============
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units    $ 63,114,210         $ 76,919,408         $ 4,665,691 $ 219,951,276
  Net Assets from contracts in payouts       139,860              429,093               1,607        66,350
                                       ------------- -------------------- ------------------- -------------
       Total Net Assets                 $ 63,254,070         $ 77,348,501         $ 4,667,298 $ 220,017,626
                                       ============= ==================== =================== =============

The accompanying notes are an integral part of these financial statements.

                                                               MSF    MSF WESTERN ASSET MSF WESTERN ASSET
MSF METLIFE STOCK MSF BLACKROCK   MSF BLACKROCK FRANKLIN TEMPLETON MANAGEMENT STRATEGIC        MANAGEMENT
            INDEX   BOND INCOME STRATEGIC VALUE   SMALL CAP GROWTH   BOND OPPORTUNITIES   U.S. GOVERNMENT
      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
----------------- ------------- --------------- ------------------ -------------------- -----------------
     $ 22,343,375  $ 33,140,320     $ 1,539,234        $ 9,058,898          $ 4,233,316       $ 6,538,078
               --             2              --                 --                   --                --
----------------- ------------- --------------- ------------------ -------------------- -----------------
       22,343,375    33,140,322       1,539,234          9,058,898            4,233,316         6,538,078
----------------- ------------- --------------- ------------------ -------------------- -----------------
              741         1,187             512                978                  403               878
----------------- ------------- --------------- ------------------ -------------------- -----------------
              741         1,187             512                978                  403               878
----------------- ------------- --------------- ------------------ -------------------- -----------------
     $ 22,342,634  $ 33,139,135     $ 1,538,722        $ 9,057,920          $ 4,232,913       $ 6,537,200
================= ============= =============== ================== ==================== =================
     $ 22,342,634  $ 33,135,545     $ 1,538,722        $ 9,057,243          $ 4,227,207       $ 6,537,200
               --         3,590              --                677                5,706                --
----------------- ------------- --------------- ------------------ -------------------- -----------------
     $ 22,342,634  $ 33,139,135     $ 1,538,722        $ 9,057,920          $ 4,232,913       $ 6,537,200
================= ============= =============== ================== ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                       MSF T. ROWE PRICE MSF T. ROWE PRICE MSF OPPENHEIMER
                                        SMALL CAP GROWTH  LARGE CAP GROWTH   GLOBAL EQUITY MSF MFS VALUE
                                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                       ----------------- ----------------- --------------- -------------
ASSETS:
  Investments at fair value                  $ 6,523,956      $ 37,443,067    $ 11,110,916   $ 2,098,943
  Due from MetLife Investors
     Insurance Company                                --                --              --            --
                                       ----------------- ----------------- --------------- -------------
       Total Assets                            6,523,956        37,443,067      11,110,916     2,098,943
                                       ----------------- ----------------- --------------- -------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                             1,019               690           1,239           620
                                       ----------------- ----------------- --------------- -------------
       Total Liabilities                           1,019               690           1,239           620
                                       ----------------- ----------------- --------------- -------------
NET ASSETS                                   $ 6,522,937      $ 37,442,377    $ 11,109,677   $ 2,098,323
                                       ================= ================= =============== =============
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units         $ 6,512,093      $ 37,395,262    $ 11,098,511   $ 2,098,323
  Net Assets from contracts in payouts            10,844            47,115          11,166            --
                                       ----------------- ----------------- --------------- -------------
       Total Net Assets                      $ 6,522,937      $ 37,442,377    $ 11,109,677   $ 2,098,323
                                       ================= ================= =============== =============

The accompanying notes are an integral part of these financial statements.

MSF MET/DIMENSIONAL
INTERNATIONAL SMALL         PUTNAM VT                 PUTNAM VT EQUITY  FTVIPT TEMPLETON   FTVIPT TEMPLETON
            COMPANY GROWTH AND INCOME PUTNAM VT VISTA           INCOME GROWTH SECURITIES FOREIGN SECURITIES
        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
------------------- ----------------- --------------- ---------------- ----------------- ------------------
           $ 36,420       $ 7,865,238     $ 1,714,861     $ 26,039,909      $ 10,774,636       $ 25,905,267
                 --                --              --               --                --                 --
------------------- ----------------- --------------- ---------------- ----------------- ------------------
             36,420         7,865,238       1,714,861       26,039,909        10,774,636         25,905,267
------------------- ----------------- --------------- ---------------- ----------------- ------------------
                 23             1,221             434              930             1,094                707
------------------- ----------------- --------------- ---------------- ----------------- ------------------
                 23             1,221             434              930             1,094                707
------------------- ----------------- --------------- ---------------- ----------------- ------------------
           $ 36,397       $ 7,864,017     $ 1,714,427     $ 26,038,979      $ 10,773,542       $ 25,904,560
=================== ================= =============== ================ ================= ==================
           $ 36,397       $ 7,841,544     $ 1,707,015     $ 25,980,532      $ 10,739,333       $ 25,842,287
                 --            22,473           7,412           58,447            34,209             62,273
------------------- ----------------- --------------- ---------------- ----------------- ------------------
           $ 36,397       $ 7,864,017     $ 1,714,427     $ 26,038,979      $ 10,773,542       $ 25,904,560
=================== ================= =============== ================ ================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2008

                                       FIDELITY VIP GROWTH  FIDELITY VIP   PIMCO VIT    PIMCO VIT
                                              OPPORTUNTIES EQUITY-INCOME  HIGH YIELD LOW DURATION
                                               SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                       ------------------- ------------- ----------- ------------
ASSETS:
  Investments at fair value                      $ 108,077   $ 3,778,768 $ 5,373,780  $ 9,399,958
  Due from MetLife Investors
     Insurance Company                                  --            --          --           --
                                       ------------------- ------------- ----------- ------------
       Total Assets                                108,077     3,778,768   5,373,780    9,399,958
                                       ------------------- ------------- ----------- ------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                                  40           552         588          447
                                       ------------------- ------------- ----------- ------------
       Total Liabilities                                40           552         588          447
                                       ------------------- ------------- ----------- ------------
NET ASSETS                                       $ 108,037   $ 3,778,216 $ 5,373,192  $ 9,399,511
                                       =================== ============= =========== ============
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units             $ 108,037   $ 3,778,216 $ 5,372,272  $ 9,398,581
  Net Assets from contracts in payouts                  --            --         920          930
                                       ------------------- ------------- ----------- ------------
       Total Net Assets                          $ 108,037   $ 3,778,216 $ 5,373,192  $ 9,399,511
                                       =================== ============= =========== ============

The accompanying notes are an integral part of these financial statements.

        PIMCO VIT                             AMERICAN FUNDS
STOCKSPLUS GROWTH    PIMCO VIT AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS
       AND INCOME TOTAL RETURN  GLOBAL GROWTH CAPITALIZATION         GROWTH
      SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------------- ------------ -------------- -------------- --------------
        $ 939,267 $ 14,101,854   $ 22,462,556    $ 3,144,617   $ 14,184,467
               --           --             --             --             --
----------------- ------------ -------------- -------------- --------------
          939,267   14,101,854     22,462,556      3,144,617     14,184,467
----------------- ------------ -------------- -------------- --------------
              685          198          1,204            532            703
----------------- ------------ -------------- -------------- --------------
              685          198          1,204            532            703
----------------- ------------ -------------- -------------- --------------
        $ 938,582 $ 14,101,656   $ 22,461,352    $ 3,144,085   $ 14,183,764
================= ============ ============== ============== ==============
        $ 937,658 $ 13,842,747   $ 22,461,352    $ 3,144,085   $ 14,183,764
              924      258,909             --             --             --
----------------- ------------ -------------- -------------- --------------
        $ 938,582 $ 14,101,656   $ 22,461,352    $ 3,144,085   $ 14,183,764
================= ============ ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                            MIST LORD ABBETT    MIST LORD ABBETT    MIST VAN KAMPEN    MIST LORD ABBETT
                                           GROWTH AND INCOME      BOND DEBENTURE     MID CAP GROWTH       MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                           -------------------- ------------------- ------------------ -------------------
INVESTMENT INCOME:
      Dividends                                 $ 14,337,957        $ 11,221,674          $ 688,687         $ 1,440,691
                                           -------------------- ------------------- ------------------ -------------------
EXPENSES:
      Mortality and expense risk
        charges                                    9,777,346           2,956,698            473,118           2,350,871
      Administrative charges                       1,681,919             583,434            107,840             527,607
                                           -------------------- ------------------- ------------------ -------------------
        Total expenses                            11,459,265           3,540,132            580,958           2,878,478
                                           -------------------- ------------------- ------------------ -------------------
           Net investment income (loss)            2,878,692           7,681,542            107,729          (1,437,787)
                                           -------------------- ------------------- ------------------ -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 88,950,508           4,023,045          4,588,507          34,968,912
      Realized gains (losses) on sale of
        investments                              (13,462,487)         (3,366,096)          (116,515)        (14,235,301)
                                           -------------------- ------------------- ------------------ -------------------
                                                  75,488,021             656,949          4,471,992          20,733,611
                                           -------------------- ------------------- ------------------ -------------------
     Change in unrealized gains (losses)
        on investments                          (447,777,295)        (61,541,630)       (32,591,068)       (130,229,067)
                                           -------------------- ------------------- ------------------ -------------------
     Net realized and unrealized gains
        (losses) on investments                 (372,289,274)        (60,884,681)       (28,119,076)       (109,495,456)
                                           -------------------- ------------------- ------------------ -------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (369,410,582)      $ (53,203,139)     $ (28,011,347)     $ (110,933,243)
                                           ==================== =================== ================== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                 MIST PIMCO        MIST LEGG MASON
    MIST OPPENHEIMER    INFLATION PROTECTED    PARTNERS AGGRESSIVE    MIST PIMCO TOTAL        MIST RCM    MIST T. ROWE PRICE
CAPITAL APPRECIATION                   BOND                 GROWTH              RETURN      TECHNOLOGY        MID CAP GROWTH
         SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT           SUB-ACCOUNT
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
         $ 3,763,046            $ 2,142,577                $ 1,550        $ 10,623,530     $ 1,448,645               $ 8,872
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
           1,351,588                856,155                915,514           3,446,927         150,533               983,968
             243,830                146,021                162,510             668,648          25,972               180,064
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
           1,595,418              1,002,176              1,078,024           4,115,575         176,505             1,164,032
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
           2,167,628              1,140,401             (1,076,474)          6,507,955       1,272,140            (1,155,160)
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
          29,691,783                118,412                581,238           6,794,178       3,069,712             9,029,882
          (4,068,951)               426,379             (1,321,529)          1,450,706        (695,078)             (517,709)
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
          25,622,832                544,791               (740,291)          8,244,884       2,374,634             8,512,173
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
         (86,056,623)            (6,836,010)           (30,593,166)        (17,376,018)     (9,505,545)          (42,460,534)
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
         (60,433,791)            (6,291,219)           (31,333,457)         (9,131,134)     (7,130,911)          (33,948,361)
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
       $ (58,266,163)          $ (5,150,818)         $ (32,409,931)       $ (2,623,179)   $ (5,858,771)        $ (35,103,521)
======================= ====================== ====================== =================== =============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                               MIST
                                           MIST MFS RESEARCH        MIST MET/AIM      MIST LAZARD    HARRIS OAKMARK
                                               INTERNATIONAL    SMALL CAP GROWTH          MID CAP     INTERNATIONAL
                                                 SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                           -------------------- ------------------- ---------------- -----------------
INVESTMENT INCOME:
      Dividends                                  $ 3,299,582                $ --        $ 520,260       $ 1,088,152
                                           -------------------- ------------------- ---------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                    1,965,768             758,316          602,329           953,316
      Administrative charges                         358,085             135,403           99,890           163,838
                                           -------------------- ------------------- ---------------- -----------------
        Total expenses                             2,323,853             893,719          702,219         1,117,154
                                           -------------------- ------------------- ---------------- -----------------
           Net investment income (loss)              975,729            (893,719)        (181,959)          (29,002)
                                           -------------------- ------------------- ---------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 18,285,739           5,286,646        3,744,249        11,330,154
      Realized gains (losses) on sale of
        investments                               (3,599,802)           (501,334)      (3,057,544)       (2,977,790)
                                           -------------------- ------------------- ---------------- -----------------
                                                  14,685,937           4,785,312          686,705         8,352,364
                                           -------------------- ------------------- ---------------- -----------------
     Change in unrealized gains (losses)
        on investments                          (100,286,811)        (29,976,745)     (21,651,761)      (42,639,657)
                                           -------------------- ------------------- ---------------- -----------------
     Net realized and unrealized gains
        (losses) on investments                  (85,600,874)        (25,191,433)     (20,965,056)      (34,287,293)
                                           -------------------- ------------------- ---------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations              $ (84,625,145)      $ (26,085,152)   $ (21,147,015)    $ (34,316,295)
                                           ==================== =================== ================ =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                      MIST
MIST THIRD AVENUE          MIST CLARION       MIST TURNER    GOLDMAN SACHS          MIST METLIFE         MIST METLIFE
  SMALL CAP VALUE    GLOBAL REAL ESTATE    MID CAP GROWTH    MID CAP VALUE    DEFENSIVE STRATEGY    MODERATE STRATEGY
      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
        $ 495,301             $ 717,937              $ --        $ 195,465           $ 2,423,629          $ 8,182,429
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
          917,997               527,760           196,474          356,342             2,458,467            6,380,142
          158,159                95,633            34,161           61,352               441,605            1,164,245
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
        1,076,156               623,393           230,635          417,694             2,900,072            7,544,387
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
         (580,855)               94,544          (230,635)        (222,229)             (476,443)             638,042
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
        4,464,671             4,123,365         1,341,414        2,115,254             3,408,935           12,396,107
         (506,225)           (1,313,799)         (386,265)      (1,519,446)           (1,969,090)          (2,600,487)
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
        3,958,446             2,809,566           955,149          595,808             1,439,845            9,795,620
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
      (24,557,518)          (22,764,007)       (8,720,370)     (10,493,383)          (43,824,472)        (156,198,486)
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
      (20,599,072)          (19,954,441)       (7,765,221)      (9,897,575)          (42,384,627)        (146,402,866)
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
    $ (21,179,927)        $ (19,859,897)     $ (7,995,856)   $ (10,119,804)        $ (42,861,070)      $ (145,764,824)
==================== ===================== ================= ================ ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                MIST METLIFE        MIST METIFE           MIST METLIFE    MIST VAN KAMPEN
                                           BALANCED STRATEGY    GROWTH STRATEGY    AGGRESSIVE STRATEGY           COMSTOCK
                                                 SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
                                           -------------------- ------------------ ---------------------- ------------------
INVESTMENT INCOME:
      Dividends                                 $ 56,918,603       $ 42,711,247            $ 3,501,880        $ 1,231,530
                                           -------------------- ------------------ ---------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                   15,684,760         16,492,125              1,532,988            636,100
      Administrative charges                       2,975,385          3,051,812                266,649            171,912
                                           -------------------- ------------------ ---------------------- ------------------
        Total expenses                            18,660,145         19,543,937              1,799,637            808,012
                                           -------------------- ------------------ ---------------------- ------------------
           Net investment income (loss)           38,258,458         23,167,310              1,702,243            423,518
                                           -------------------- ------------------ ---------------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 77,056,274         84,334,841             12,202,932          2,716,657
      Realized gains (losses) on sale of
        investments                               (6,067,431)        (5,309,568)            (3,774,213)        (1,321,755)
                                           -------------------- ------------------ ---------------------- ------------------
                                                  70,988,843         79,025,273              8,428,719          1,394,902
                                           -------------------- ------------------ ---------------------- ------------------
     Change in unrealized gains (losses)
        on investments                          (561,336,623)      (666,449,701)           (60,284,139)       (32,472,657)
                                           -------------------- ------------------ ---------------------- ------------------
     Net realized and unrealized gains
        (losses) on investments                 (490,347,780)      (587,424,428)           (51,855,420)       (31,077,755)
                                           -------------------- ------------------ ---------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (452,089,322)    $ (564,257,118)         $ (50,153,177)     $ (30,654,237)
                                           ==================== ================== ====================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

           MIST    MIST SSGA GROWTH    MIST LEGG MASON            MIST MET/AIM                             MIST PIONEER
SSGA GROWTH ETF      AND INCOME ETF       VALUE EQUITY    CAPITAL APPRECIATION    MIST PIONEER FUND    STRATEGIC INCOME
    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
      $ 374,733         $ 1,000,565            $ 3,825               $ 253,553              $ 7,105           $ 139,338
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
        296,103             648,085            264,524                 151,001                6,498              17,589
         61,742             137,204             52,797                  24,294                2,279               5,682
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
        357,845             785,289            317,321                 175,295                8,777              23,271
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
         16,888             215,276           (313,496)                 78,258               (1,672)            116,067
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
        562,898           1,243,459            936,183                       1                   --                  --
       (343,174)           (932,489)          (675,910)               (834,450)             (11,061)             (8,044)
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
        219,724             310,970            260,273                (834,449)             (11,061)             (8,044)
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
    (10,587,025)        (17,291,850)       (16,435,096)             (6,020,995)            (390,089)           (418,059)
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
    (10,367,301)        (16,980,880)       (16,174,823)             (6,855,444)            (401,150)           (426,103)
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
  $ (10,350,413)      $ (16,765,604)     $ (16,488,319)           $ (6,777,186)          $ (402,822)         $ (310,036)
================== =================== ================== ======================= ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           MIST MFS EMERGING    MIST LOOMIS SAYLES        MIST RAINIER      MIST AMERICAN
                                              MARKETS EQUITY        GLOBAL MARKETS    LARGE CAP EQUITY       FUNDS GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT (A)
                                           -------------------- --------------------- ------------------- ------------------
INVESTMENT INCOME:
      Dividends                                    $ 194,862             $ 412,704                $ --          $ 332,037
                                           -------------------- --------------------- ------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                      377,531               124,983              81,104             42,637
      Administrative charges                          65,935                21,414              14,904              7,941
                                           -------------------- --------------------- ------------------- ------------------
        Total expenses                               443,466               146,397              96,008             50,578
                                           -------------------- --------------------- ------------------- ------------------
           Net investment income (loss)             (248,604)              266,307             (96,008)           281,459
                                           -------------------- --------------------- ------------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  1,416,999               541,712              85,791                 --
      Realized gains (losses) on sale of
        investments                               (1,259,832)           (1,665,761)           (588,888)          (244,423)
                                           -------------------- --------------------- ------------------- ------------------
                                                     157,167            (1,124,049)           (503,097)          (244,423)
                                           -------------------- --------------------- ------------------- ------------------
     Change in unrealized gains (losses)
        on investments                           (26,807,070)           (3,950,906)         (1,839,760)        (3,082,009)
                                           -------------------- --------------------- ------------------- ------------------
     Net realized and unrealized gains
        (losses) on investments                  (26,649,903)           (5,074,955)         (2,342,857)        (3,326,432)
                                           -------------------- --------------------- ------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations              $ (26,898,507)         $ (4,808,648)       $ (2,438,865)      $ (3,044,973)
                                           ==================== ===================== =================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

  MIST AMERICAN                         MIST AMERICAN                             MIST AMERICAN
 FUNDS BALANCED      MIST AMERICAN       FUNDS GROWTH          MIST AMERICAN     FUNDS MODERATE     MIST BLACKROCK
     ALLOCATION         FUNDS BOND         ALLOCATION    FUNDS INTERNATIONAL         ALLOCATION         HIGH YIELD
SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)        SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
    $ 2,959,810          $ 254,922        $ 3,907,447              $ 364,947        $ 1,802,636               $ --
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
        393,531             23,374            507,874                 27,598            216,513              5,565
         71,522              4,415             92,737                  5,199             39,491              1,021
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
        465,053             27,789            600,611                 32,797            256,004              6,586
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
      2,494,757            227,133          3,306,836                332,150          1,546,632             (6,586)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
          4,616                 --              1,652                    117              1,612                 --
        (92,303)           (47,436)          (158,181)              (333,117)           (32,387)           (93,076)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
        (87,687)           (47,436)          (156,529)              (333,000)           (30,775)           (93,076)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
    (19,128,434)          (480,363)       (31,509,925)            (1,746,438)        (7,661,392)          (148,411)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
    (19,216,121)          (527,799)       (31,666,454)            (2,079,438)        (7,692,167)          (241,487)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
  $ (16,721,364)        $ (300,666)     $ (28,359,618)          $ (1,747,288)      $ (6,145,535)        $ (248,073)
================== ================== ================== ====================== ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                          MIST MET/FRANKLIN
                                               MIST DREMAN    MIST MET/TEMPLETON    MIST MET/FRANKLIN    TEMPLETON FOUNDING
                                           SMALL CAP VALUE                GROWTH        MUTUAL SHARES              STRATEGY
                                           SUB-ACCOUNT (A)       SUB-ACCOUNT (A)      SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
                                           ------------------ --------------------- -------------------- ---------------------
INVESTMENT INCOME:
      Dividends                                       $ --              $ 11,126            $ 342,153             $ 920,644
                                           ------------------ --------------------- -------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                      1,610                 4,780               27,899               168,072
      Administrative charges                           599                 1,808                8,866                40,497
                                           ------------------ --------------------- -------------------- ---------------------
        Total expenses                               2,209                 6,588               36,765               208,569
                                           ------------------ --------------------- -------------------- ---------------------
           Net investment income (loss)             (2,209)                4,538              305,388               712,075
                                           ------------------ --------------------- -------------------- ---------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                    --                   --                    --
      Realized gains (losses) on sale of
        investments                                 (2,760)               (8,281)              (1,777)              (22,288)
                                           ------------------ --------------------- -------------------- ---------------------
                                                    (2,760)               (8,281)              (1,777)              (22,288)
                                           ------------------ --------------------- -------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                            (110,891)             (434,777)          (2,457,683)           (9,495,004)
                                           ------------------ --------------------- -------------------- ---------------------
     Net realized and unrealized gains
        (losses) on investments                   (113,651)             (443,058)          (2,459,460)           (9,517,292)
                                           ------------------ --------------------- -------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (115,860)           $ (438,520)        $ (2,154,072)         $ (8,805,217)
                                           ================== ===================== ==================== =====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

           RUSSELL              RUSSELL                                                            RUSSELL             AIM V.I.
MULTI-STYLE EQUITY    AGGRESSIVE EQUITY    RUSSELL NON-U.S.    RUSSELL CORE BOND    REAL ESTATE SECURITIES INTERNATIONAL GROWTH
       SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
--------------------- -------------------- ------------------- -------------------- ---------------------- --------------------
         $ 210,131             $ 26,750                $ --            $ 511,891                  $ 35,771             $ 43,745
--------------------- -------------------- ------------------- -------------------- ---------------------- --------------------
           181,062               39,692              87,837              163,104                    23,341              119,478
            21,727                4,761              10,539               19,572                     2,800               20,506
--------------------- -------------------- ------------------- -------------------- ---------------------- --------------------
           202,789               44,453              98,376              182,676                    26,141              139,984
--------------------- -------------------- ------------------- -------------------- ---------------------- --------------------
             7,342              (17,703)            (98,376)             329,215                     9,630             (96,239)
--------------------- -------------------- ------------------- -------------------- ---------------------- --------------------
           150,888                  769              69,789              258,721                        --              114,488
          (323,155)            (157,381)           (171,738)            (124,083)                 (71,213)              416,096
--------------------- -------------------- ------------------- -------------------- ---------------------- --------------------
          (172,267)            (156,612)           (101,949)             134,638                  (71,213)              530,584
--------------------- -------------------- ------------------- -------------------- ---------------------- --------------------
        (7,030,963)          (1,520,429)         (3,571,608)          (1,131,063)                (663,582)          (5,341,219)
--------------------- -------------------- ------------------- -------------------- ---------------------- --------------------
        (7,203,230)          (1,677,041)         (3,673,557)            (996,425)                (734,795)          (4,810,635)
--------------------- -------------------- ------------------- -------------------- ---------------------- --------------------
      $ (7,195,888)        $ (1,694,744)       $ (3,771,933)          $ (667,210)              $ (725,165)        $ (4,906,874)
===================== ==================== =================== ==================== ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                MSF
                                            DWS GOVERNMENT &    MSF DAVIS VENTURE    HARRIS OAKMARK                MSF
                                           AGENCY SECURITIES                VALUE     FOCUSED VALUE    JENNISON GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                           -------------------- -------------------- ----------------- ------------------
INVESTMENT INCOME:
      Dividends                                     $ 43,970          $ 2,761,410          $ 20,431        $ 1,274,205
                                           -------------------- -------------------- ----------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                       11,888            2,859,980           738,715            778,947
      Administrative charges                           1,890              563,430           125,745            142,387
                                           -------------------- -------------------- ----------------- ------------------
        Total expenses                                13,778            3,423,410           864,460            921,334
                                           -------------------- -------------------- ----------------- ------------------
           Net investment income (loss)               30,192             (662,000)         (844,029)           352,871
                                           -------------------- -------------------- ----------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --            1,316,244         6,230,725          4,977,419
      Realized gains (losses) on sale of
        investments                                    2,741            2,495,398        (4,575,794)          (617,242)
                                           -------------------- -------------------- ----------------- ------------------
                                                       2,741            3,811,642         1,654,931          4,360,177
                                           -------------------- -------------------- ----------------- ------------------
     Change in unrealized gains (losses)
        on investments                                (3,036)        (113,323,254)      (29,688,547)       (30,142,871)
                                           -------------------- -------------------- ----------------- ------------------
     Net realized and unrealized gains
        (losses) on investments                         (295)        (109,511,612)      (28,033,616)       (25,782,694)
                                           -------------------- -------------------- ----------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 29,897       $ (110,173,612)    $ (28,877,645)     $ (25,429,823)
                                           ==================== ==================== ================= ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MSF MFS TOTAL             MSF CAPITAL        MSF JULIUS BAER    MSF BLACKROCK MSF METLIFE STOCK    MSF BLACKROCK
       RETURN    GUARDIAN U.S. EQUITY    INTERNATIONAL STOCK     MONEY MARKET             INDEX      BOND INCOME
  SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
---------------- ----------------------- ---------------------- ------------- -------------------- ----------------
  $ 2,591,335             $ 1,226,197              $ 190,125      $ 3,992,860         $ 520,372      $ 1,467,185
---------------- ----------------------- ---------------------- ------------- -------------------- ----------------
      611,737               1,243,416                 79,776        2,151,507           431,121          310,853
      184,834                 251,671                 16,371          382,010            76,320           68,931
---------------- ----------------------- ---------------------- ------------- -------------------- ----------------
      796,571               1,495,087                 96,147        2,533,517           507,441          379,784
---------------- ----------------------- ---------------------- ------------- -------------------- ----------------
    1,794,764                (268,890)                93,978        1,459,343            12,931        1,087,401
---------------- ----------------------- ---------------------- ------------- -------------------- ----------------
    6,019,035              16,755,615                808,514               --         1,309,842               --
     (956,044)             (4,760,426)                 3,164               --        (1,415,744)         (61,016)
---------------- ----------------------- ---------------------- ------------- -------------------- ----------------
    5,062,991              11,995,189                811,678               --          (105,902)         (61,016)
---------------- ----------------------- ---------------------- ------------- -------------------- ----------------
  (26,370,639)            (69,902,195)            (4,769,119)              --       (14,143,982)      (2,502,023)
---------------- ----------------------- ---------------------- ------------- -------------------- ----------------
  (21,307,648)            (57,907,006)            (3,957,441)              --       (14,249,884)      (2,563,039)
---------------- ----------------------- ---------------------- ------------- -------------------- ----------------
$ (19,512,884)          $ (58,175,896)          $ (3,863,463)     $ 1,459,343     $ (14,236,953)    $ (1,475,638)
================ ======================= ====================== ============= ==================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                           MSF WESTERN
                                                                             MSF      ASSET MANAGEMENT    MSF WESTERN ASSET
                                             MSF BLACKROCK    FRANKLIN TEMPLETON             STRATEGIC           MANAGEMENT
                                           STRATEGIC VALUE      SMALL CAP GROWTH    BOND OPPORTUNITIES      U.S. GOVERNMENT
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------ --------------------- --------------------- --------------------
INVESTMENT INCOME:
      Dividends                                    $ 4,333                  $ --             $ 228,765            $ 104,389
                                           ------------------ --------------------- --------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                     24,284               123,675                68,855               53,631
      Administrative charges                         4,868                28,140                12,973                9,148
                                           ------------------ --------------------- --------------------- --------------------
        Total expenses                              29,152               151,815                81,828               62,779
                                           ------------------ --------------------- --------------------- --------------------
           Net investment income (loss)            (24,819)             (151,815)              146,937               41,610
                                           ------------------ --------------------- --------------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  193,762             1,181,016                35,644                   --
      Realized gains (losses) on sale of
        investments                               (178,468)             (332,527)             (161,643)             (54,425)
                                           ------------------ --------------------- --------------------- --------------------
                                                    15,294               848,489              (125,999)             (54,425)
                                           ------------------ --------------------- --------------------- --------------------
     Change in unrealized gains (losses)
        on investments                            (925,119)           (6,718,746)             (987,962)             (64,899)
                                           ------------------ --------------------- --------------------- --------------------
     Net realized and unrealized gains
        (losses) on investments                   (909,825)           (5,870,257)           (1,113,961)            (119,324)
                                           ------------------ --------------------- --------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (934,644)         $ (6,022,072)           $ (967,024)           $ (77,714)
                                           ================== ===================== ===================== ====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                MSF MET/DIMENSIONAL
MSF T. ROWE PRICE    MSF T. ROWE PRICE    MSF OPPENHEIMER                       INTERNATIONAL SMALL            PUTNAM VT
 SMALL CAP GROWTH     LARGE CAP GROWTH      GLOBAL EQUITY      MSF MFS VALUE                COMPANY    GROWTH AND INCOME
      SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT (A)        SUB-ACCOUNT (B)          SUB-ACCOUNT
-------------------- -------------------- ------------------ ------------------ ---------------------- --------------------
             $ --            $ 203,530          $ 293,974               $ --                   $ --            $ 291,972
-------------------- -------------------- ------------------ ------------------ ---------------------- --------------------
          112,506              688,518            127,203              3,445                     17              135,958
           19,140              131,868             37,060              1,323                      3               20,925
-------------------- -------------------- ------------------ ------------------ ---------------------- --------------------
          131,646              820,386            164,263              4,768                     20              156,883
-------------------- -------------------- ------------------ ------------------ ---------------------- --------------------
         (131,646)            (616,856)           129,711             (4,768)                   (20)             135,089
-------------------- -------------------- ------------------ ------------------ ---------------------- --------------------
        1,866,055            3,289,435            592,386                 --                     --            2,218,415
         (197,984)            (618,346)          (390,534)            (2,047)                    --           (1,328,521)
-------------------- -------------------- ------------------ ------------------ ---------------------- --------------------
        1,668,071            2,671,089            201,852             (2,047)                    --              889,894
-------------------- -------------------- ------------------ ------------------ ---------------------- --------------------
       (5,486,077)         (31,591,773)        (8,211,330)          (275,836)                 1,427           (6,641,584)
-------------------- -------------------- ------------------ ------------------ ---------------------- --------------------
       (3,818,006)         (28,920,684)        (8,009,478)          (277,883)                 1,427           (5,751,690)
-------------------- -------------------- ------------------ ------------------ ---------------------- --------------------
     $ (3,949,652)       $ (29,537,540)      $ (7,879,767)        $ (282,651)               $ 1,407         $ (5,616,601)
==================== ==================== ================== ================== ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                              PUTNAM VT EQUITY     FTVIPT TEMPLETON      FTVIPT TEMPLETON
                                           PUTNAM VT VISTA              INCOME    GROWTH SECURITIES    FOREIGN SECURITIES
                                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------ ------------------- -------------------- ---------------------
INVESTMENT INCOME:
      Dividends                                       $ --           $ 719,718            $ 293,262             $ 960,307
                                           ------------------ ------------------- -------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                     34,801             274,016              124,698               473,354
      Administrative charges                         4,515              88,868               38,393                87,947
                                           ------------------ ------------------- -------------------- ---------------------
        Total expenses                              39,316             362,884              163,091               561,301
                                           ------------------ ------------------- -------------------- ---------------------
           Net investment income (loss)            (39,316)            356,834              130,171               399,006
                                           ------------------ ------------------- -------------------- ---------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --           1,724,992            1,139,119             3,803,892
      Realized gains (losses) on sale of
        investments                                (96,973)           (948,491)            (667,674)              346,936
                                           ------------------ ------------------- -------------------- ---------------------
                                                   (96,973)            776,501              471,445             4,150,828
                                           ------------------ ------------------- -------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                          (1,415,151)        (14,412,375)          (9,081,182)          (24,255,313)
                                           ------------------ ------------------- -------------------- ---------------------
     Net realized and unrealized gains
        (losses) on investments                 (1,512,124)        (13,635,874)          (8,609,737)          (20,104,485)
                                           ------------------ ------------------- -------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (1,551,440)      $ (13,279,040)        $ (8,479,566)        $ (19,705,479)
                                           ================== =================== ==================== =====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                PIMCO VIT
FIDELITY VIP GROWTH     FIDELITY VIP       PIMCO VIT       PIMCO VIT    STOCKSPLUS GROWTH       PIMCO VIT
       OPPORTUNTIES    EQUITY-INCOME      HIGH YIELD    LOW DURATION           AND INCOME    TOTAL RETURN
        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT
---------------------- ---------------- --------------- --------------- -------------------- ---------------
              $ 782        $ 129,554       $ 565,478       $ 400,286             $ 82,351       $ 745,669
---------------------- ---------------- --------------- --------------- -------------------- ---------------
              2,068           77,774          88,122         124,037               14,469         211,036
                247           14,053          17,911          24,100                2,768          37,843
---------------------- ---------------- --------------- --------------- -------------------- ---------------
              2,315           91,827         106,033         148,137               17,237         248,879
---------------------- ---------------- --------------- --------------- -------------------- ---------------
             (1,533)          37,727         459,445         252,149               65,114         496,790
---------------------- ---------------- --------------- --------------- -------------------- ---------------
                 --            6,668          17,989         157,489                   --         271,222
               (972)        (723,605)       (285,605)        (39,754)             (21,068)        138,297
---------------------- ---------------- --------------- --------------- -------------------- ---------------
               (972)        (716,937)       (267,616)        117,735              (21,068)        409,519
---------------------- ---------------- --------------- --------------- -------------------- ---------------
           (121,192)      (2,670,905)     (2,115,063)       (573,936)            (667,123)       (399,549)
---------------------- ---------------- --------------- --------------- -------------------- ---------------
           (122,164)      (3,387,842)     (2,382,679)       (456,201)            (688,191)          9,970
---------------------- ---------------- --------------- --------------- -------------------- ---------------
         $ (123,697)    $ (3,350,115)   $ (1,923,234)     $ (204,052)          $ (623,077)      $ 506,760
====================== ================ =============== =============== ==================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                               AMERICAN FUNDS
                                            AMERICAN FUNDS       GLOBAL SMALL     AMERICAN FUNDS
                                             GLOBAL GROWTH     CAPITALIZATION             GROWTH
                                               SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                                            ----------------- ------------------ ------------------
INVESTMENT INCOME:
      Dividends                                  $ 513,658               $ --          $ 139,071
                                            ----------------- ------------------ ------------------
EXPENSES:
      Mortality and expense risk
        charges                                    117,780              5,084             23,234
      Administrative charges                        41,365              2,089              9,476
                                            ----------------- ------------------ ------------------
        Total expenses                             159,145              7,173             32,710
                                            ----------------- ------------------ ------------------
           Net investment income (loss)            354,513             (7,173)           106,361
                                            ----------------- ------------------ ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,300,253             51,632            169,546
      Realized gains (losses) on sale of
        investments                               (407,936)              (145)            (2,619)
                                            ----------------- ------------------ ------------------
                                                   892,317             51,487            166,927
                                            ----------------- ------------------ ------------------
      Change in unrealized gains (losses)
        on investments                          (9,875,582)          (925,619)        (3,403,192)
                                            ----------------- ------------------ ------------------
      Net realized and unrealized gains
        (losses) on investments                 (8,983,265)          (874,132)        (3,236,265)
                                            ----------------- ------------------ ------------------
      Net increase (decrease) in net assets
        resulting from operations             $ (8,628,752)        $ (881,305)      $ (3,129,904)
                                            ================= ================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                        MIST LORD ABBETT GROWTH             MIST LORD ABBETT BOND          MIST VAN KAMPEN MID CAP
                                                     AND INCOME                         DEBENTURE                           GROWTH
                                                    SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                               ---------------------------------- --------------------------------- ------------------------------
                                       2008              2007             2008             2007            2008             2007
                               ---------------- ----------------- ---------------- ---------------- ---------------    ----------
INCREASE (DECREASE) IN NET
 ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $ 2,878,692      $ (4,994,131)     $ 7,681,542     $ 11,452,349       $ 107,729       $ (751,452)
  Net realized gains (losses)      75,488,021       115,178,646          656,949        6,040,166       4,471,992        8,239,289
  Change in unrealized gains
     (losses) on investments     (447,777,295)      (79,135,154)     (61,541,630)      (2,410,074)    (32,591,068)       4,492,175
                                ---------------- ----------------- ---------------- ---------------- --------------- -- -----------

     Net increase (decrease)
       in net assets resulting
       from operations           (369,410,582)       31,049,361      (53,203,139)      15,082,441     (28,011,347)      11,980,012
                                ---------------- ----------------- ---------------- ---------------- --------------- -- -----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           7,681,417        11,212,350        2,953,663        4,240,291       1,187,834        1,504,132
  Net transfers (including
     fixed account)               (30,488,682)      (54,262,515)     (13,437,194)      11,783,676         215,484         (117,997)
  Contract charges                 (1,544,323)       (1,668,932)        (645,941)        (612,646)        (90,732)         (85,621)
  Transfers for contract
     benefits
     and terminations            (105,238,732)     (164,838,040)     (30,892,819)     (40,523,084)     (5,809,831)      (7,307,159)
                                ---------------- ----------------- ---------------- ---------------- --------------- -- -----------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions              (129,590,320)     (209,557,137)     (42,022,291)     (25,111,763)     (4,497,245)      (6,006,645)
                                ---------------- ----------------- ---------------- ---------------- --------------- -- -----------
     Net increase (decrease)
       in net assets             (499,000,902)     (178,507,776)     (95,225,430)     (10,029,322)    (32,508,592)       5,973,367
NET ASSETS:
  Beginning of period           1,075,806,092     1,254,313,868      297,943,064      307,972,386      62,713,816       56,740,449
                                ---------------- ----------------- ---------------- ---------------- --------------- -- -----------
  End of period                 $ 576,805,190    $1,075,806,092    $ 202,717,634    $ 297,943,064    $ 30,205,224     $ 62,713,816
                                ================ ================= ================ ================ =============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                       MIST OPPENHEIMER CAPITAL            MIST PIMCO INFLATION        MIST LEGG MASON PARTNERS
MIST LORD ABBETT MID CAP VALUE                     APPRECIATION                  PROTECTED BOND               AGGRESSIVE GROWTH
                   SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
--------------------------------- -------------------------------- ------------------------------- -------------------------------
         2008             2007            2008             2007            2008            2007            2008            2007
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
 $ (1,437,787)    $ (1,949,084)    $ 2,167,628     $ (2,158,233)    $ 1,140,401       $ 293,469    $ (1,076,474)   $ (1,466,510)
   20,733,611       63,221,508      25,622,832       12,572,235         544,791        (311,237)       (740,291)     12,102,031
 (130,229,067)     (66,496,374)    (86,056,623)       6,087,101      (6,836,010)      5,102,007     (30,593,166)     (9,681,223)
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
 (110,933,243)      (5,223,950)    (58,266,163)      16,501,103      (5,150,818)      5,084,239     (32,409,931)        954,298
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
    2,738,203        4,043,298       1,042,536        2,855,465       2,668,082       1,107,113         826,015       1,029,435
   (8,691,481)      30,314,787      (4,986,998)      (5,712,512)      3,170,544      (4,135,018)     (3,473,834)    (11,218,628)
     (548,249)        (587,954)       (333,836)        (370,835)       (255,613)       (212,872)       (248,809)       (260,696)
  (25,494,498)     (32,984,406)    (10,774,536)     (18,448,880)     (6,187,370)     (8,108,229)     (6,190,991)    (11,475,909)
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
  (31,996,025)         785,725     (15,052,834)     (21,676,762)       (604,357)    (11,349,006)     (9,087,619)    (21,925,798)
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
 (142,929,268)      (4,438,225)    (73,318,997)      (5,175,659)     (5,755,175)     (6,264,767)    (41,497,550)    (20,971,500)
  300,178,790      304,617,015     137,207,385      142,383,044      58,385,153      64,649,920      87,874,559     108,846,059
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
$ 157,249,522    $ 300,178,790    $ 63,888,388    $ 137,207,385    $ 52,629,978    $ 58,385,153    $ 46,377,009    $ 87,874,559
================ ================ =============== ================ =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                              MIST T. ROWE PRICE
                                          MIST PIMCO TOTAL RETURN            MIST RCM TECHNOLOGY                  MID CAP GROWTH
                                                      SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   --------------------------------- ------------------------------ -------------------------------
                                            2008             2007           2008            2007            2008            2007
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 6,507,955      $ 5,229,885    $ 1,272,140      $ (193,572)   $ (1,155,160)   $ (1,506,226)
  Net realized gains (losses)          8,244,884        2,331,006      2,374,634       1,611,755       8,512,173      18,345,680
  Change in unrealized gains
     (losses) on investments         (17,376,018)       8,899,903     (9,505,545)      1,394,620     (42,460,534)     (2,363,951)
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                (2,623,179)      16,460,794     (5,858,771)      2,812,803     (35,103,521)     14,475,503
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             14,360,343        6,705,950        313,863         623,149       2,098,306       1,858,117
  Net transfers (including fixed
     account)                         17,043,691      (36,672,842)        62,062       1,020,488      (5,518,318)    (21,806,132)
  Contract charges                      (906,270)        (746,145)       (50,202)        (39,441)       (299,770)       (304,641)
  Transfers for contract benefits
     and terminations                (26,667,003)     (29,825,925)    (1,273,202)     (1,857,208)     (5,759,962)     (9,828,883)
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      3,830,761      (60,538,962)      (947,479)       (253,012)     (9,479,744)    (30,081,539)
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                   1,207,582      (44,078,168)    (6,806,250)      2,559,791     (44,583,265)    (15,606,036)
NET ASSETS:
  Beginning of period                283,533,965      327,612,133     13,379,138      10,819,347      92,323,883     107,929,919
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
  End of period                    $ 284,741,547    $ 283,533,965    $ 6,572,888    $ 13,379,138    $ 47,740,618    $ 92,323,883
                                   ================ ================ ============== =============== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

             MIST MFS RESEARCH                    MIST MET/AIM                                             MIST HARRIS OAKMARK
                 INTERNATIONAL                SMALL CAP GROWTH             MIST LAZARD MID CAP                   INTERNATIONAL
                   SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
--------------------------------- ------------------------------- ------------------------------- -------------------------------
         2008             2007            2008            2007            2008            2007            2008            2007
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
    $ 975,729       $ (234,867)     $ (893,719)   $ (1,253,245)     $ (181,959)     $ (849,008)      $ (29,002)     $ (961,214)
   14,685,937       53,178,619       4,785,312       5,567,084         686,705       3,649,383       8,352,364      19,096,850
 (100,286,811)     (28,438,195)    (29,976,745)      2,748,635     (21,651,761)     (8,367,898)    (42,639,657)    (20,427,971)
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
  (84,625,145)      24,505,557     (26,085,152)      7,062,474     (21,147,015)     (5,567,523)    (34,316,295)     (2,292,335)
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
    1,564,709        3,091,828         770,644       1,104,874       1,212,086         970,650       1,854,893       3,589,805
   (8,854,055)     (20,789,635)     (2,702,702)    (11,524,866)     (1,658,871)     38,717,032      (7,695,975)     (7,371,011)
     (440,880)        (467,382)       (225,926)       (248,344)       (116,437)       (122,812)       (281,959)       (366,378)
  (16,861,098)     (27,464,298)     (5,003,155)     (8,793,334)     (4,694,679)     (8,322,280)     (6,704,144)    (14,345,886)
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
  (24,591,324)     (45,629,487)     (7,161,139)    (19,461,670)     (5,257,901)     31,242,590     (12,827,185)    (18,493,470)
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
 (109,216,469)     (21,123,930)    (33,246,291)    (12,399,196)    (26,404,916)     25,675,067     (47,143,480)    (20,785,805)
  212,534,722      233,658,652      71,015,556      83,414,752      57,995,812      32,320,745      91,235,231     112,021,036
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
$ 103,318,253    $ 212,534,722    $ 37,769,265    $ 71,015,556    $ 31,590,896    $ 57,995,812    $ 44,091,751    $ 91,235,231
================ ================ =============== =============== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   MIST THIRD AVENUE SMALL CAP
                                                         VALUE    MIST CLARION GLOBAL REAL ESTATE     MIST TURNER MID CAP GROWTH
                                                   SUB-ACCOUNT                        SUB-ACCOUNT                    SUB-ACCOUNT
                               ---------------------------------- ---------------------------------- ------------------------------
                                       2008               2007            2008               2007           2008            2007
                               ---------------     -------------- --------------- ------------------ -------------- ---------------
INCREASE (DECREASE) IN NET
 ASSETS:
FROM OPERATIONS:
  Net investment income (loss)   $ (580,855)        $ (617,092)       $ 94,544         $ (394,985)    $ (230,635)     $ (230,973)
  Net realized gains (losses)     3,958,446         12,461,171       2,809,566         13,924,010        955,149       1,182,006
  Change in unrealized gains
     (losses) on investments    (24,557,518)       (15,368,056)    (22,764,007)       (22,726,254)    (8,720,370)      1,656,841
                               --------------- --- -------------- --------------- ------------------ -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations          (21,179,927)        (3,523,977)    (19,859,897)        (9,197,229)    (7,995,856)      2,607,874
                               --------------- --- -------------- --------------- ------------------ -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners         1,747,128          2,373,546       1,111,512          1,380,038        632,260         316,041
  Net transfers (including
     fixed account)              (7,020,888)        (9,566,979)       (464,633)       (16,110,806)     1,687,752       1,405,514
  Contract charges                 (267,497)          (306,577)       (137,301)          (172,173)       (67,583)        (49,879)
  Transfers for contract
     benefits and terminations   (5,543,381)       (11,509,670)     (3,920,981)        (5,909,025)    (1,669,608)     (1,551,821)
                               --------------- --- -------------- --------------- ------------------ -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions             (11,084,638)       (19,009,680)     (3,411,403)       (20,811,966)       582,821         119,855
                               --------------- --- -------------- --------------- ------------------ -------------- ---------------
     Net increase (decrease)
       in net assets            (32,264,565)       (22,533,657)    (23,271,300)       (30,009,195)    (7,413,035)      2,727,729
NET ASSETS:
  Beginning of period            77,454,105         99,987,762      49,736,129         79,745,324     15,254,136      12,526,407
                               --------------- --- -------------- --------------- ------------------ -------------- ---------------
  End of period                $ 45,189,540       $ 77,454,105    $ 26,464,829       $ 49,736,129    $ 7,841,101    $ 15,254,136
                               =============== ================== =============== ================== ============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

    MIST GOLDMAN SACHS MID CAP
                         VALUE  MIST METLIFE DEFENSIVE STRATEGY  MIST METLIFE MODERATE STRATEGY     MIST METLIFE BALANCED STRATEGY
                   SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                        SUB-ACCOUNT
------------------------------- -------------------------------- -------------------------------- ---------------------------------
        2008             2007            2008             2007            2008             2007             2008             2007
--------------     ------------ --------------- ---------------- ---------------- --------------- ---------------- ----------------
  $ (222,229)      $ (461,424)     $ (476,443)        $ 72,624       $ 638,042        $ 793,370     $ 38,258,458       $ (594,130)
     595,808        5,857,376       1,439,845        5,763,804       9,795,620       11,340,759       70,988,843       33,913,027
 (10,493,383)      (4,801,691)    (43,824,472)      (1,339,403)   (156,198,486)       3,240,393     (561,336,623)      (6,671,966)
-------------- --- ------------ --------------- ---------------- ---------------- --------------- ---------------- ----------------
 (10,119,804)         594,261     (42,861,070)       4,497,025    (145,764,824)      15,374,522     (452,089,322)      26,646,931
-------------- --- ------------ --------------- ---------------- ---------------- --------------- ---------------- ----------------
     113,289        1,763,452      23,335,865       18,083,629      64,203,413       88,123,674      145,691,405      248,140,018
  (5,169,433)      (2,913,613)     66,071,547       50,416,359      39,435,766       90,812,816      307,409,420      161,679,772
    (107,326)        (131,808)       (884,121)        (421,775)     (2,215,505)      (1,418,022)      (6,189,656)      (3,691,226)
  (2,464,874)      (4,431,382)    (17,858,871)     (20,031,173)    (33,630,419)     (28,457,799)     (72,023,161)     (94,872,655)
-------------- --- ------------ --------------- ---------------- ---------------- --------------- ---------------- ----------------
  (7,628,344)      (5,713,351)     70,664,420       48,047,040      67,793,255      149,060,669      374,888,008      311,255,909
-------------- --- ------------ --------------- ---------------- ---------------- --------------- ---------------- ----------------
 (17,748,148)      (5,119,090)     27,803,350       52,544,065     (77,971,569)     164,435,191      (77,201,314)     337,902,840
  33,020,433       38,139,523     144,052,470       91,508,405     480,378,237      315,943,046    1,240,119,183      902,216,343
-------------- --- ------------ --------------- ---------------- ---------------- --------------- ---------------- ----------------
$ 15,272,285     $ 33,020,433   $ 171,855,820    $ 144,052,470   $ 402,406,668    $ 480,378,237   $1,162,917,869   $1,240,119,183
============== === ============ =============== ================ ================ =============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                 MIST METLIFE GROWTH STRATEGY    MIST METLIFE AGGRESSIVE STRATEGY        MIST VAN KAMPEN COMSTOCK
                                                  SUB-ACCOUNT                         SUB-ACCOUNT                     SUB-ACCOUNT
                             ----------------------------------- ----------------------------------- -------------------------------
                                       2008              2007             2008               2007            2008            2007
                             ----------------- ----------------- ---------------- ------------------ --------------- ---------------
INCREASE (DECREASE) IN NET
 ASSETS:
FROM OPERATIONS:
  Net investment income
    (loss)                     $ 23,167,310      $ (6,635,427)     $ 1,702,243         $ (606,381)      $ 423,518       $ 129,545
  Net realized gains
   (losses)                      79,025,273        40,655,333        8,428,719         19,847,925       1,394,902       2,986,429
  Change in unrealized gains
     (losses) on investments   (666,449,701)       (9,782,182)     (60,284,139)       (16,495,905)    (32,472,657)     (6,500,013)
                             ----------------- ----------------- ---------------- ------------------ --------------- ---------------
     Net increase (decrease)
       in net assets
       resulting
       from operations         (564,257,118)       24,237,724      (50,153,177)         2,745,639     (30,654,237)     (3,384,039)
                             ----------------- ----------------- ---------------- ------------------ --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners       144,008,397       359,280,576        4,299,562          8,773,830       3,019,266       5,084,048
  Net transfers (including
     fixed account)             203,930,812       100,035,711       72,518,370        (16,236,835)      5,672,326       5,074,707
  Contract charges               (7,218,167)       (4,214,074)        (506,808)          (521,857)       (195,629)       (178,491)
  Transfers for contract
     benefits
     and terminations           (63,568,795)      (83,736,881)      (9,086,394)       (23,365,665)     (6,547,124)     (6,023,327)
                             ----------------- ----------------- ---------------- ------------------ --------------- ---------------
     Net increase (decrease)
       in net assets
       resulting
       from contract
       transactions             277,152,247       371,365,332       67,224,730        (31,350,527)      1,948,839       3,956,937
                             ----------------- ----------------- ---------------- ------------------ --------------- ---------------
     Net increase (decrease)
       in net assets           (287,104,871)      395,603,056       17,071,553        (28,604,888)    (28,705,398)        572,898
NET ASSETS:
  Beginning of period         1,381,939,858       986,336,802      125,554,567        154,159,455      82,325,135      81,752,237
                             ----------------- ----------------- ---------------- ------------------ --------------- ---------------
  End of period              $1,094,834,987    $1,381,939,858    $ 142,626,120      $ 125,554,567    $ 53,619,737    $ 82,325,135
                             ================= ================= ================ ================== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                        MIST SSGA GROWTH AND                                           MIST MET/AIM CAPITAL
        MIST SSGA GROWTH ETF                      INCOME ETF    MIST LEGG MASON VALUE EQUITY                   APPRECIATION
                 SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- ------------------------------
        2008            2007            2008            2007            2008            2007           2008            2007
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
    $ 16,888      $ (482,507)      $ 215,276      $ (598,720)     $ (313,496)     $ (493,962)      $ 78,258      $ (270,530)
     219,724         688,517         310,970         493,233         260,273         717,707       (834,449)     (1,083,063)
 (10,587,025)        961,089     (17,291,850)        992,983     (16,435,096)     (2,403,673)    (6,020,995)      3,322,820
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
 (10,350,413)      1,167,099     (16,765,604)        887,496     (16,488,319)     (2,179,928)    (6,777,186)      1,969,227
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
   1,014,397       6,953,032       5,296,169      21,569,605         566,166         610,917          2,976          27,164
  (5,756,466)        641,745       4,436,746      10,800,285       2,999,774      (7,944,133)      (750,162)     (1,443,656)
     (92,437)        (99,194)       (288,857)        (86,387)        (82,171)       (109,257)       (20,818)        (23,940)
    (785,691)     (1,304,305)     (1,929,541)     (1,492,568)     (1,296,955)     (1,930,339)    (2,165,781)     (3,664,772)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
  (5,620,197)      6,191,278       7,514,517      30,790,935       2,186,814      (9,372,812)    (2,933,785)     (5,105,204)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
 (15,970,610)      7,358,377      (9,251,087)     31,678,431     (14,301,505)    (11,552,740)    (9,710,971)     (3,135,977)
  35,243,332      27,884,955      57,258,882      25,580,451      28,657,072      40,209,812     17,443,288      20,579,265
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
$ 19,272,722    $ 35,243,332    $ 48,007,795    $ 57,258,882    $ 14,355,567    $ 28,657,072    $ 7,732,317    $ 17,443,288
=============== =============== =============== =============== =============== =============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                               MIST MFS EMERGING
                                               MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME                 MARKETS EQUITY
                                                     SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------ ---------- -------------------------------- ------------------------------
                                          2008           2007           2008              2007            2008           2007
                                   --------------     ---------- -------------- ----------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (1,672)      $ (1,134)     $ 116,067          $ (4,342)     $ (248,604)     $ (81,160)
  Net realized gains (losses)          (11,061)        14,144         (8,044)            1,498         157,167      1,806,676
  Change in unrealized gains
     (losses) on investments          (390,089)        (1,486)      (418,059)           60,651     (26,807,070)      (483,026)
                                   -------------- --- ---------- -------------- ----------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                (402,822)        11,524       (310,036)           57,807     (26,898,507)     1,242,490
                                   -------------- --- ---------- -------------- ----------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              232,593         37,715        169,689           120,856       1,313,055        816,921
  Net transfers (including fixed
     account)                          962,060        342,557      1,322,095         1,042,216      45,043,323     (6,771,533)
  Contract charges                      (1,859)        (1,078)        (4,109)           (1,762)        (85,645)       (22,391)
  Transfers for contract benefits
     and terminations                  (50,715)       (70,842)      (174,342)          (67,625)     (2,307,931)      (627,808)
                                   -------------- --- ---------- -------------- ----------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    1,142,079        308,352      1,313,333         1,093,685      43,962,802     (6,604,811)
                                   -------------- --- ---------- -------------- ----------------- --------------- --------------
     Net increase (decrease)
       in net assets                   739,257        319,876      1,003,297         1,151,492      17,064,295     (5,362,321)
NET ASSETS:
  Beginning of period                  693,986        374,110      1,515,237           363,745       6,784,979     12,147,300
                                   -------------- --- ---------- -------------- ----------------- --------------- --------------
  End of period                    $ 1,433,243      $ 693,986    $ 2,518,534       $ 1,515,237    $ 23,849,274    $ 6,784,979
                                   ============== ============== ============== ================= =============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                  MIST AMERICAN                     MIST AMERICAN
         MIST LOOMIS SAYLES                                     MIST AMERICAN    FUNDS BALANCED    MIST AMERICAN     FUNDS GROWTH
             GLOBAL MARKETS    MIST RAINIER LARGE CAP EQUITY     FUNDS GROWTH        ALLOCATION       FUNDS BOND       ALLOCATION
                SUB-ACCOUNT                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
------------------------------ -------------------------------- ---------------- ----------------- ---------------- ----------------
       2008            2007           2008           2007 (A)         2008 (B)          2008 (B)         2008 (B)         2008 (B)
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- ----------------
  $ 266,307       $ (54,750)     $ (96,008)           $ (536)       $ 281,459       $ 2,494,757        $ 227,133      $ 3,306,836
 (1,124,049)         83,104       (503,097)               27         (244,423)          (87,687)         (47,436)        (156,529)
 (3,950,906)        384,134     (1,839,760)           11,289       (3,082,009)      (19,128,434)        (480,363)     (31,509,925)
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- ----------------
 (4,808,648)        412,488     (2,438,865)           10,780       (3,044,973)      (16,721,364)        (300,666)     (28,359,618)
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- ----------------
  2,281,996         740,921        270,825            10,612        5,932,527        54,106,258        3,651,708       66,217,183
 (4,739,324)     12,610,746      6,836,351         1,132,471        5,542,435        46,719,640        1,782,471       53,565,291
    (30,205)         (5,199)       (39,719)             (486)          (3,837)          (86,818)          (3,008)        (104,701)
   (708,070)        (99,502)    (1,348,908)           (3,747)         (50,496)       (1,168,336)         (35,333)        (828,215)
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- ----------------
 (3,195,603)     13,246,966      5,718,549         1,138,850       11,420,629        99,570,744        5,395,838      118,849,558
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- ----------------
 (8,004,251)     13,659,454      3,279,684         1,149,630        8,375,656        82,849,380        5,095,172       90,489,940
 14,022,527         363,073      1,149,630                --               --                --               --               --
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- ----------------
$ 6,018,276    $ 14,022,527    $ 4,429,314       $ 1,149,630      $ 8,375,656      $ 82,849,380      $ 5,095,172     $ 90,489,940
============== =============== ============== ================= ================ ================= ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                    MIST AMERICAN
                                   MIST AMERICAN            FUNDS           MIST    MIST DREMAN      MIST MET/        MIST MET/
                                           FUNDS         MODERATE      BLACKROCK      SMALL CAP      TEMPLETON         FRANKLIN
                                   INTERNATIONAL       ALLOCATION     HIGH YIELD          VALUE         GROWTH    MUTUAL SHARES
                                     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
                                         2008 (B)         2008 (B)       2008 (B)       2008 (B)       2008 (B)         2008 (B)
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 332,150      $ 1,546,632       $ (6,586)      $ (2,209)       $ 4,538        $ 305,388
  Net realized gains (losses)           (333,000)         (30,775)       (93,076)        (2,760)        (8,281)          (1,777)
  Change in unrealized gains
     (losses) on investments          (1,746,438)      (7,661,392)      (148,411)      (110,891)      (434,777)      (2,457,683)
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                (1,747,288)      (6,145,535)      (248,073)      (115,860)      (438,520)      (2,154,072)
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              3,386,433       24,835,473        698,261        172,090        674,944        4,406,661
  Net transfers (including fixed
     account)                          3,938,494       32,363,334        544,700        744,639      2,113,934       10,058,873
  Contract charges                        (2,742)         (53,075)          (156)          (119)          (266)          (1,776)
  Transfers for contract benefits
     and terminations                    (28,476)        (593,462)      (277,622)        (1,994)        (8,125)         (66,454)
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      7,293,709       56,552,270        965,183        914,616      2,780,487       14,397,304
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets                   5,546,421       50,406,735        717,110        798,756      2,341,967       12,243,232
NET ASSETS:
  Beginning of period                         --               --             --             --             --               --
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
  End of period                      $ 5,546,421     $ 50,406,735      $ 717,110      $ 798,756    $ 2,341,967     $ 12,243,232
                                   ================ ================ ============== ============== ============== ================

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MIST MET/
    FRANKLIN
   TEMPLETON
    FOUNDING
    STRATEGY     RUSSELL MULTI-STYLE EQUITY     RUSSELL AGGRESSIVE EQUITY              RUSSELL NON-U.S.
 SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
--------------- ------------------------------ ----------------------------- -----------------------------
     2008 (B)          2008            2007           2008           2007           2008           2007
--------------- -------------- --------------- -------------- -------------- -------------- --------------
   $ 712,075        $ 7,342       $ (84,295)     $ (17,703)     $ (50,324)     $ (98,376)     $ 103,834
     (22,288)      (172,267)      1,394,489       (156,612)       806,705       (101,949)     2,710,802
  (9,495,004)    (7,030,963)        592,416     (1,520,429)      (630,885)    (3,571,608)    (1,924,328)
--------------- -------------- --------------- -------------- -------------- -------------- --------------
  (8,805,217)    (7,195,888)      1,902,610     (1,694,744)       125,496     (3,771,933)       890,308
--------------- -------------- --------------- -------------- -------------- -------------- --------------
  27,288,722         41,600           3,000          9,517          5,463          1,450          1,500
  32,165,020        (64,063)       (885,723)        11,466       (111,636)       121,349       (424,537)
     (23,373)        (5,035)         (5,573)          (980)        (1,152)        (2,187)        (2,554)
    (521,898)    (1,893,953)     (6,311,113)      (390,627)    (1,170,972)      (924,644)    (2,539,176)
--------------- -------------- --------------- -------------- -------------- -------------- --------------
  58,908,471     (1,921,451)     (7,199,409)      (370,624)    (1,278,297)      (804,032)    (2,964,767)
--------------- -------------- --------------- -------------- -------------- -------------- --------------
  50,103,254     (9,117,339)     (5,296,799)    (2,065,368)    (1,152,801)    (4,575,965)    (2,074,459)
          --     18,778,587      24,075,386      4,129,569      5,282,370      9,316,786     11,391,245
--------------- -------------- --------------- -------------- -------------- -------------- --------------
$ 50,103,254    $ 9,661,248    $ 18,778,587    $ 2,064,201    $ 4,129,569    $ 4,740,821    $ 9,316,786
=============== ============== =============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                          RUSSELL CORE BOND    RUSSELL REAL ESTATE SECURITIES    AIM V.I. INTERNATIONAL GROWTH
                                                SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                             --- ----------------------------- --------------------------------- --------------------------------
                                       2008            2007           2008               2007           2008              2007
                                 ------------- --------------- -------------- ------------------ -------------- -----------------
INCREASE (DECREASE) IN NET
 ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                       $ 329,215       $ 552,643        $ 9,630           $ 22,552      $ (96,239)       $ (147,117)
  Net realized gains (losses)       134,638          (2,625)       (71,213)           654,085        530,584         2,774,652
  Change in unrealized gains
     (losses) on investments     (1,131,063)        269,128       (663,582)        (1,146,552)    (5,341,219)         (916,127)
                             --- ------------- --------------- -------------- ------------------ -------------- -----------------
     Net increase (decrease)
       in net assets
       resulting
       from operations             (667,210)        819,146       (725,165)          (469,915)    (4,906,874)        1,711,408
                             --- ------------- --------------- -------------- ------------------ -------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                --              --          2,250                 --         57,336           237,958
  Net transfers (including
     fixed account)                (687,594)        591,776         12,936            (83,243)    (1,817,140)       (2,862,172)
  Contract charges                   (3,369)         (3,283)          (451)              (565)       (25,210)          (29,000)
  Transfers for contract
     benefits
     and terminations            (1,578,395)     (2,287,628)      (228,543)          (550,204)    (1,109,135)       (1,612,501)
                             --- ------------- --------------- -------------- ------------------ -------------- -----------------
     Net increase (decrease)
       in net assets
       resulting
       from contract
       transactions              (2,269,358)     (1,699,135)      (213,808)          (634,012)    (2,894,149)       (4,265,715)
                             --- ------------- --------------- -------------- ------------------ -------------- -----------------
     Net increase (decrease)
       in net assets             (2,936,568)       (879,989)      (938,973)        (1,103,927)    (7,801,023)       (2,554,307)
NET ASSETS:
  Beginning of period            14,474,327      15,354,316      2,112,446          3,216,373     13,839,627        16,393,934
                             --- ------------- --------------- -------------- ------------------ -------------- -----------------
  End of period                $ 11,537,759    $ 14,474,327    $ 1,173,473        $ 2,112,446    $ 6,038,604      $ 13,839,627
                             ================= =============== ============== ================== ============== =================

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

      DWS GOVERNMENT & AGENCY
                   SECURITIES           MSF DAVIS VENTURE VALUE    MSF HARRIS OAKMARK FOCUSED VALUE             MSF JENNISON GROWTH
                  SUB-ACCOUNT                       SUB-ACCOUNT                         SUB-ACCOUNT                     SUB-ACCOUNT
----------------------------- --------------------------------- ----------------------------------- -------------------------------
     2008             2007             2008             2007            2008                2007            2008            2007
------------     ------------ ---------------- ---------------- --------------- ------------------- --------------- ---------------
 $ 30,192         $ 44,208       $ (662,000)    $ (2,716,298)     $ (844,029)       $ (1,127,587)      $ 352,871    $ (1,046,814)
    2,741           (2,240)       3,811,642       26,405,264       1,654,931          14,505,871       4,360,177       7,883,237
   (3,036)           3,658     (113,323,254)     (14,384,112)    (29,688,547)        (19,716,259)    (30,142,871)        (53,240)
------------ --- ------------ ---------------- ---------------- --------------- ------------------- --------------- ---------------
   29,897           45,626     (110,173,612)       9,304,854     (28,877,645)         (6,337,975)    (25,429,823)      6,783,183
------------ --- ------------ ---------------- ---------------- --------------- ------------------- --------------- ---------------
    1,281              767        7,585,238        9,227,908         748,033           1,561,994       1,105,987       2,021,231
  (60,257)         (62,290)      (4,358,461)     (36,082,691)     (4,258,045)         (5,363,293)     (2,359,853)    (12,266,830)
   (1,376)          (1,213)        (826,197)        (894,124)       (214,593)           (280,871)       (232,382)       (241,555)
 (164,359)        (255,573)     (20,193,584)     (29,176,963)     (4,325,206)        (10,713,648)     (4,750,130)     (9,657,087)
------------ --- ------------ ---------------- ---------------- --------------- ------------------- --------------- ---------------
 (224,711)        (318,309)     (17,793,004)     (56,925,870)     (8,049,811)        (14,795,818)     (6,236,378)    (20,144,241)
------------ --- ------------ ---------------- ---------------- --------------- ------------------- --------------- ---------------
 (194,814)        (272,683)    (127,966,616)     (47,621,016)    (36,927,456)        (21,133,793)    (31,666,201)    (13,361,058)
1,048,765        1,321,448      286,644,026      334,265,042      67,473,501          88,607,294      70,723,890      84,084,948
------------ --- ------------ ---------------- ---------------- --------------- ------------------- --------------- ---------------
$ 853,951      $ 1,048,765    $ 158,677,410    $ 286,644,026    $ 30,546,045        $ 67,473,501    $ 39,057,689    $ 70,723,890
============ ================ ================ ================ =============== =================== =============== ===============


The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                           MSF CAPITAL GUARDIAN               MSF JULIUS BAER
                                           MSF MFS TOTAL RETURN                     U.S. EQUITY           INTERNATIONAL STOCK
                                                    SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------- ------------------------------- -----------------------------
                                           2008            2007            2008            2007           2008           2007
                                   --------------- --------------- --------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ 1,794,764       $ 764,627      $ (268,890)   $ (1,581,140)      $ 93,978      $ (56,061)
  Net realized gains (losses)         5,062,991       4,238,118      11,995,189      19,980,858        811,678      2,741,083
  Change in unrealized gains
     (losses) on investments        (26,370,639)     (2,480,780)    (69,902,195)    (19,731,356)    (4,769,119)    (1,871,753)
                                   --------------- --------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (19,512,884)      2,521,965     (58,175,896)     (1,331,638)    (3,863,463)       813,269
                                   --------------- --------------- --------------- --------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,844,816       2,971,797         577,040       1,826,006         80,963        118,021
  Net transfers (including fixed
     account)                         1,666,610       5,661,719      (5,878,278)     (5,604,110)        88,103     (3,454,663)
  Contract charges                     (167,407)       (154,144)       (217,655)       (240,222)       (30,089)       (32,136)
  Transfers for contract benefits
     and terminations                (7,347,556)     (8,149,348)    (12,860,790)    (21,814,215)      (528,760)      (555,807)
                                   --------------- --------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (4,003,537)        330,024     (18,379,683)    (25,832,541)      (389,783)    (3,924,585)
                                   --------------- --------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets                (23,516,421)      2,851,989     (76,555,579)    (27,164,179)    (4,253,246)    (3,111,316)
NET ASSETS:
  Beginning of period                86,770,491      83,918,502     153,904,080     181,068,259      8,920,544     12,031,860
                                   --------------- --------------- --------------- --------------- -------------- --------------
  End of period                    $ 63,254,070    $ 86,770,491    $ 77,348,501    $153,904,080    $ 4,667,298    $ 8,920,544
                                   =============== =============== =============== =============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

  MSF BLACKROCK MONEY MARKET         MSF METLIFE STOCK INDEX       MSF BLACKROCK BOND INCOME    MSF BLACKROCK STRATEGIC VALUE
                 SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- --------------------------------
        2008            2007            2008            2007            2008            2007           2008              2007
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
 $ 1,459,343     $ 3,239,963        $ 12,931      $ (329,656)    $ 1,087,401       $ 432,948      $ (24,819)        $ (37,534)
          --              --        (105,902)      4,282,606         (61,016)       (157,357)        15,294           229,921
          --              --     (14,143,982)     (2,637,207)     (2,502,023)      1,003,600       (925,119)         (324,702)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
   1,459,343       3,239,963     (14,236,953)      1,315,743      (1,475,638)      1,279,191       (934,644)         (132,315)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
  25,860,624      24,525,877         706,646         831,403       1,786,820       1,231,591          7,237            28,675
 150,514,889      82,824,803        (154,326)        266,696       6,670,340      (7,094,151)       166,031          (319,905)
    (518,549)       (318,953)       (118,449)       (123,990)        (70,103)        (54,741)        (8,607)           (8,907)
 (67,186,602)    (91,619,481)     (2,269,533)     (3,686,152)     (3,172,434)     (2,251,227)       (80,705)         (179,167)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
 108,670,362      15,412,246      (1,835,662)     (2,712,043)      5,214,623      (8,168,528)        83,956          (479,304)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
 110,129,705      18,652,209     (16,072,615)     (1,396,300)      3,738,985      (6,889,337)      (850,688)         (611,619)
 109,887,921      91,235,712      38,415,249      39,811,549      29,400,150      36,289,487      2,389,410         3,001,029
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
$220,017,626    $109,887,921    $ 22,342,634    $ 38,415,249    $ 33,139,135    $ 29,400,150    $ 1,538,722       $ 2,389,410
=============== =============== =============== =============== =============== =============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                        MSF FRANKLIN TEMPLETON    MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT
                                              SMALL CAP GROWTH    STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT
                                                   SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------ ------------------------------- -------------------------------
                                          2008            2007           2008             2007           2008             2007
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (151,815)     $ (200,740)     $ 146,937         $ 56,877       $ 41,610          $ 5,790
  Net realized gains (losses)          848,489       1,840,066       (125,999)          31,871        (54,425)           6,291
  Change in unrealized gains
     (losses) on investments        (6,718,746)     (1,127,390)      (987,962)          45,831        (64,899)          22,512
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations              (6,022,072)        511,936       (967,024)         134,579        (77,714)          34,593
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              739,587       1,211,623         18,349          138,787      1,076,198          588,059
  Net transfers (including fixed
     account)                        1,736,129      (8,429,640)      (204,765)          11,202      4,028,292          309,580
  Contract charges                     (38,339)        (40,179)       (18,508)         (16,322)        (7,352)          (2,997)
  Transfers for contract benefits
     and terminations                 (720,716)       (610,551)      (472,449)        (545,786)      (422,821)         (57,170)
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transaction     1,716,661      (7,868,747)      (677,373)        (412,119)     4,674,317          837,472
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets                (4,305,411)     (7,356,811)    (1,644,397)        (277,540)     4,596,603          872,065
NET ASSETS:
  Beginning of period               13,363,331      20,720,142      5,877,310        6,154,850      1,940,597        1,068,532
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
  End of period                    $ 9,057,920    $ 13,363,331    $ 4,232,913      $ 5,877,310    $ 6,537,200      $ 1,940,597
                                   ============== =============== ============== ================ ============== ================

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                                         MSF MET/
                                                                                                                      DIMENSIONAL
     MSF T. ROWE PRICE SMALL CAP     MSF T. ROWE PRICE LARGE CAP                                         MSF MFS    INTERNATIONAL
                          GROWTH                          GROWTH    MSF OPPENHEIMER GLOBAL EQUITY          VALUE    SMALL COMPANY
                     SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
-------------------------------- ------------------------------- -------------------------------- -------------- ----------------
       2008              2007            2008            2007            2008             2007        2008 (B)         2008 (C)
--------------     ------------- --------------- --------------- --------------- ---------------- -------------- ----------------
 $ (131,646)       $ (174,843)     $ (616,856)     $ (966,497)      $ 129,711        $ (35,192)      $ (4,768)           $ (20)
  1,668,071           613,009       2,671,089       6,886,356         201,852          678,988         (2,047)              --
 (5,486,077)          540,791     (31,591,773)        497,289      (8,211,330)         247,590       (275,836)           1,427
-------------- --- ------------- --------------- --------------- --------------- ---------------- -------------- ----------------
 (3,949,652)          978,957     (29,537,540)      6,417,148      (7,879,767)         891,386       (282,651)           1,407
-------------- --- ------------- --------------- --------------- --------------- ---------------- -------------- ----------------
     83,282           128,842         590,582       1,180,528         308,140          593,732        530,667           34,889
   (347,798)         (482,627)     (1,877,989)    (42,288,504)        494,518        2,688,988      1,861,328              610
    (23,340)          (22,563)       (194,280)       (219,216)        (33,937)         (34,234)          (419)              --
   (844,938)       (1,438,408)     (4,764,742)     (6,567,377)     (1,276,247)      (1,775,559)       (10,602)            (509)
-------------- --- ------------- --------------- --------------- --------------- ---------------- -------------- ----------------
 (1,132,794)       (1,814,756)     (6,246,429)    (47,894,569)       (507,526)       1,472,927      2,380,974           34,990
-------------- --- ------------- --------------- --------------- --------------- ---------------- -------------- ----------------
 (5,082,446)         (835,799)    (35,783,969)    (41,477,421)     (8,387,293)       2,364,313      2,098,323           36,397
 11,605,383        12,441,182      73,226,346     114,703,767      19,496,970       17,132,657             --               --
-------------- --- ------------- --------------- --------------- --------------- ---------------- -------------- ----------------
$ 6,522,937      $ 11,605,383    $ 37,442,377    $ 73,226,346    $ 11,109,677     $ 19,496,970    $ 2,098,323         $ 36,397
============== ================= =============== =============== =============== ================ ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   PUTNAM VT GROWTH AND INCOME               PUTNAM VT VISTA         PUTNAM VT EQUITY INCOME
                                                   SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------ ----------------------------- -------------------------------
                                          2008            2007           2008           2007            2008            2007
                                   -------------- --------------- -------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 135,089        $ 37,708      $ (39,316)     $ (62,496)      $ 356,834       $ 121,566
  Net realized gains (losses)          889,894       3,284,631        (96,973)       (91,634)        776,501       3,453,450
  Change in unrealized gains
     (losses) on investments        (6,641,584)     (4,429,636)    (1,415,151)       303,960     (14,412,375)     (2,799,230)
                                   -------------- --------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (5,616,601)     (1,107,297)    (1,551,440)       149,830     (13,279,040)        775,786
                                   -------------- --------------- -------------- -------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              154,486         173,693         37,962         45,530         329,561       2,042,424
  Net transfers (including fixed
     account)                       (1,033,975)       (332,401)       (21,599)      (640,816)     (1,601,167)      5,143,454
  Contract charges                     (12,089)        (13,766)        (1,759)        (2,196)        (85,355)        (82,070)
  Transfers for contract benefits
     and terminations               (1,371,375)     (3,855,070)      (413,006)      (952,330)     (3,716,681)     (3,298,665)
                                   -------------- --------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transaction    (2,262,953)     (4,027,544)      (398,402)    (1,549,812)     (5,073,642)      3,805,143
                                   -------------- --------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets                (7,879,554)     (5,134,841)    (1,949,842)    (1,399,982)    (18,352,682)      4,580,929
NET ASSETS:
  Beginning of period               15,743,571      20,878,412      3,664,269      5,064,251      44,391,661      39,810,732
                                   -------------- --------------- -------------- -------------- --------------- ---------------
  End of period                    $ 7,864,017    $ 15,743,571    $ 1,714,427    $ 3,664,269    $ 26,038,979    $ 44,391,661
                                   ============== =============== ============== ============== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

      FTVIPT TEMPLETON GROWTH           FTVIPT TEMPLETON FOREIGN
                   SECURITIES                         SECURITIES    FIDELITY VIP GROWTH OPPORTUNTIES    FIDELITY VIP EQUITY-INCOME
                  SUB-ACCOUNT                        SUB-ACCOUNT                         SUB-ACCOUNT                   SUB-ACCOUNT
-------------------------------- ------------------------------- ---------------- ------------------ -----------------------------
        2008             2007            2008            2007         2008                   2007           2008           2007
---------------     ------------ --------------- --------------- ------------     ------------------ -------------- --------------
   $ 130,171         $ 37,661       $ 399,006       $ 267,150     $ (1,533)              $ (3,102)      $ 37,727        $ 9,362
     471,445        1,071,572       4,150,828      11,333,908         (972)                 1,990       (716,937)     1,052,696
  (9,081,182)      (1,077,442)    (24,255,313)     (4,646,750)    (121,192)                44,671     (2,670,905)    (1,072,377)
--------------- ---------------- --------------- --------------- ------------ --- ------------------ -------------- --------------
  (8,479,566)          31,791     (19,705,479)      6,954,308     (123,697)                43,559     (3,350,115)       (10,319)
--------------- --- ------------ --------------- --------------- ------------ --- ------------------ -------------- --------------
     329,132        2,446,243         338,447       1,159,342       17,178                  1,250         78,119         68,011
   1,122,885        6,683,188      (3,325,795)    (18,625,145)      25,413                 (6,290)    (1,121,943)       518,279
     (34,758)         (26,308)       (121,029)       (131,977)        (148)                  (189)       (20,905)       (24,212)
  (1,152,048)      (1,105,032)     (3,456,818)     (4,984,549)      (8,566)               (65,156)      (654,528)      (860,963)
--------------- ---------------- --------------- --------------- ------------ --- ------------------ -------------- --------------
     265,211        7,998,091      (6,565,195)    (22,582,329)      33,877                (70,385)    (1,719,257)      (298,885)
--------------- --- ------------ --------------- --------------- ------------ --- ------------------ -------------- --------------
  (8,214,355)       8,029,882     (26,270,674)    (15,628,021)     (89,820)               (26,826)    (5,069,372)      (309,204)
  18,987,897       10,958,015      52,175,234      67,803,255      197,857                224,683      8,847,588      9,156,792
--------------- ---------------- --------------- --------------- ------------ --- ------------------ -------------- --------------
$ 10,773,542     $ 18,987,897    $ 25,904,560    $ 52,175,234    $ 108,037              $ 197,857    $ 3,778,216    $ 8,847,588
=============== ================ =============== =============== ============ ====================== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                         PIMCO VIT HIGH YIELD        PIMCO VIT LOW DURATION
                                                  SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- -----------------------------
                                          2008           2007           2008           2007
                                   -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 459,445      $ 509,321      $ 252,149      $ 292,400
  Net realized gains (losses)         (267,616)       107,324        117,735        (23,753)
  Change in unrealized gains
     (losses) on investments        (2,115,063)      (393,524)      (573,936)       232,553
                                   -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (1,923,234)       223,121       (204,052)       501,200
                                   -------------- -------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               45,484        236,367        105,035         85,852
  Net transfers (including fixed
     account)                         (588,046)    (5,917,985)     1,239,819       (109,712)
  Contract charges                     (29,574)       (29,500)       (37,730)       (28,171)
  Transfers for contract benefits
     and terminations                 (577,569)      (499,934)      (696,452)    (1,159,110)
                                   -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transaction    (1,149,705)    (6,211,052)       610,672     (1,211,141)
                                   -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets                (3,072,939)    (5,987,931)       406,620       (709,941)
NET ASSETS:
  Beginning of period                8,446,130     14,434,061      8,992,891      9,702,832
                                   -------------- -------------- -------------- --------------
  End of period                    $ 5,373,192    $ 8,446,130    $ 9,399,511    $ 8,992,891
                                   ============== ============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                     AMERICAN
                                                                                                        FUNDS        AMERICAN
PIMCO VIT STOCKSPLUS GROWTH                                                                      GLOBAL SMALL           FUNDS
                 AND INCOME          PIMCO VIT TOTAL RETURN    AMERICAN FUNDS GLOBAL GROWTH    CAPITALIZATION          GROWTH
                SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
------------------------------ ------------------------------- ------------------------------- ----------------- ---------------
     2008              2007            2008            2007            2008            2007           2008 (B)        2008 (B)
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
 $ 65,114          $ 96,156       $ 496,790       $ 646,032       $ 354,513       $ 149,045          $ (7,173)      $ 106,361
  (21,068)           51,946         409,519          90,176         892,317         220,803            51,487         166,927
 (667,123)          (69,013)       (399,549)        558,878      (9,875,582)        111,988          (925,619)     (3,403,192)
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
 (623,077)           79,089         506,760       1,295,086      (8,628,752)        481,836          (881,305)     (3,129,904)
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
    3,912            55,775           5,666           5,445       3,599,210       1,764,876           802,399       4,160,363
  158,854             2,522      (2,359,150)     (3,013,968)     17,940,820       8,265,449         3,239,814      13,240,482
   (3,880)           (4,149)        (36,973)        (33,199)        (23,611)         (5,398)             (224)         (1,596)
 (110,206)          (75,136)     (2,580,385)     (2,974,796)       (943,913)       (314,508)          (16,599)        (85,581)
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
   48,680           (20,988)     (4,970,842)     (6,016,518)     20,572,506       9,710,419         4,025,390      17,313,668
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
 (574,397)           58,101      (4,464,082)     (4,721,432)     11,943,754      10,192,255         3,144,085      14,183,764
1,512,979         1,454,878      18,565,738      23,287,170      10,517,598         325,343                --              --
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
$ 938,582       $ 1,512,979    $ 14,101,656    $ 18,565,738    $ 22,461,352    $ 10,517,598       $ 3,144,085    $ 14,183,764
============ ================= =============== =============== =============== =============== ================= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE
COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on February 24, 1987 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Met Investors Series Trust ("MIST")*
Russell Investment Funds ("Russell")
AIM Variable Insurance Funds ("AIM V.I.")
DWS Variable Series II ("DWS")
Metropolitan Series Fund, Inc. ("MSF")*
Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Fidelity Variable Insurance Products ("Fidelity VIP")
PIMCO Variable Insurance Trust("PIMCO VIT")
American Funds Insurance Series ("American Funds")

* See Note 3 for discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts were available for investment as of December 31, 2008:

MIST Lord Abbett Growth and Income Sub-Account*
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Van Kampen Mid Cap Growth Sub-Account
MIST Lord Abbett Mid Cap Value
 Sub-Account*
MIST Oppenheimer Capital Appreciation Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Legg Mason Partners Aggressive Growth Sub-Account*
MIST PIMCO Total Return Sub-Account*
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account*
MIST MFS Research International Sub-Account*
MIST Met/AIM Small Cap Growth Sub-Account*
MIST Lazard Mid Cap Sub-Account*

MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account*
MIST Clarion Global Real Estate Sub-Account*
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MIST Legg Mason Value Equity Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account*
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST MFS Emerging Markets Equity Sub-Account*
MIST Loomis Sayles Global Markets Sub-Account
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Growth Sub-Account (a)
MIST American Funds Balanced Allocation Sub-Account (a)
MIST American Funds Bond Sub-Account (a)
MIST American Funds Growth Allocation Sub-Account (a)
MIST American Funds International Sub-Account (a)
MIST American Funds Moderate Allocation Sub-Account (a)
MIST BlackRock High Yield Sub-Account (a)
MIST Dreman Small Cap Value Sub-Account (a)
MIST Met/Templeton Growth Sub-Account (a)
MIST Met/Franklin Mutual Shares Sub-Account (a)
MIST Met/Franklin Templeton Founding Strategy Sub-Account (a)
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
DWS Government & Agency Securities Sub-Account
MSF Davis Venture Value Sub-Account*
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account
MSF MFS Total Return Sub-Account*
MSF Capital Guardian U.S. Equity Sub-Account*

MSF Julius Baer International Stock Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF MetLife Stock Index Sub-Account*
MSF BlackRock Bond Income Sub-Account*
MSF BlackRock Strategic Value Sub-Account
MSF Franklin Templeton Small Cap Growth Sub-Account
MSF Western Asset Management Strategic Bond
Opportunities Sub-Account*
MSF Western Asset Management U.S. Government Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account*
MSF T. Rowe Price Large Cap Growth Sub-Account*
MSF Oppenheimer Global Equity Sub-Account
MSF MFS Value Sub-Account (a)
MSF Met/Dimensional International Small Company Sub-Account (a)
Putnam VT Growth and Income Sub-Account*
Putnam VT Vista Sub-Account*
Putnam VT Equity Income Sub-Account
FTVIPT Templeton Growth Securities Sub-Account*
FTVIPT Templeton Foreign Securities Sub-Account
Fidelity VIP Growth Opportunties Sub-Account
Fidelity VIP Equity-Income Sub-Account*
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
PIMCO VIT StocksPLUS Growth and Income Sub-Account
PIMCO VIT Total Return Sub-Account
American Funds Global Growth Sub-Account
American Funds Global Small Capitalization Sub-Account (a)
American Funds Growth Sub-Account (a)

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

(a) This Sub-Account began operations during the year ended December 31, 2008.


The following Sub-Accounts ceased operations during the year ended December 31, 2008:

FTVIPT Templeton Developing Markets Securities Sub-Account
MIST Strategic Conservative Growth Sub-Account
MIST Strategic Growth and Income Sub-Account
MIST Strategic Growth Sub-Account

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2008:

NAME CHANGES:

OLD NAME

Neuberger Berman Real Estate Portfolio
FI International Stock Portfolio
Cyclical Growth and Income ETF Portfolio
Cyclical Growth ETF Portfolio

NEW NAME

Clarion Global Estate Portfolio
Julius Baer International Stock Portfolio
SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio

SUBSTITUTION:

OLD NAME
Templeton Developing Markets Securities Fund

NEW NAME
MFS Emerging Markets Equity Portfolio

MERGERS:

OLD NAME
Strategic Conservative Growth Portfolio
Strategic Growth and Income Portfolio
Strategic Growth Portfolio

NEW NAME
MetLife Growth Strategy Portfolio
MetLife Balanced Strategy Portfolio
MetLife Aggressive Strategy Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable to variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Sub-Accounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value or price per share as determined by the Trusts as of the end of year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets and liabilities based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

Effective January 1, 2008, the Separate Account adopted SFAS 157 and applied provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 had no impact on the fair value of items measured at fair value. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily net asset value as reported by the Trusts at the close of each business day. On that basis, the fair value measurements of all shares held by the Separate Account are reported as Level 1.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. The adoption of FIN 48 had no impact on the financial statements of each of the Sub-Accounts.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In December 2007, the FASB issued SFAS No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS -- AN AMENDMENT OF ACCOUNTING RESEARCH BULLETIN NO. 51 ("SFAS 160"). SFAS 160 defines and establishes accounting and reporting standards for noncontrolling interests in a subsidiary. The pronouncement is effective for fiscal years beginning on or after December 15, 2008. The Separate Account believes the adoption of SFAS 160 will have no material impact on the financial statements of each of the Sub-Accounts.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated.The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2008:

Mortality and Expense Risk   0.50% - 1.60%
Administrative               0.15% - 0.25%
Optional Death Benefit Rider 0.15% - 0.35%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders as well as $10 for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from .35% to 1.50% of the account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain investments in the various portfolios, series, or funds in the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and Metlife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS

                                                                                       FOR THE YEAR ENDED
                                                      AS OF DECEMBER 31, 2008           DECEMBER 31, 2008
                                                    ------------------------- ---------------------------
                                                                                    COST OF     PROCEEDS
                                                         SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                    ----------- ------------- ------------- -------------
MIST Lord Abbett Growth and Income Sub-Account       35,204,348   849,466,231   106,426,691  144,187,236
MIST Lord Abbett Bond Debenture Sub-Account          20,944,447   252,279,078    17,252,315   47,569,757
MIST Van Kampen Mid Cap Growth Sub-Account            5,393,396    48,493,165     7,375,317    7,175,888
MIST Lord Abbett Mid Cap Value Sub-Account           15,272,238   292,395,645    40,673,598   39,137,832
MIST Oppenheimer Capital Appreciation Sub-Account    16,398,859   128,733,347    35,904,946   19,097,687
MIST PIMCO Inflation Protected Bond Sub-Account       5,370,463    57,402,360    20,128,861   19,474,241
MIST Legg Mason Partners Aggressive Growth
 Sub-Account                                         10,302,481    73,195,760     1,396,122   10,978,658
MIST PIMCO Total Return Sub-Account                  24,769,818   284,372,780    56,764,659   39,631,268
MIST RCM Technology Sub-Account                       2,809,348    12,733,262     7,335,876    3,941,202
MIST T. Rowe Price Mid Cap Growth Sub-Account         9,165,948    71,543,680    18,015,823   19,619,950
MIST MFS Research International Sub-Account          14,024,614   168,733,005    30,207,987   35,537,131
MIST Met/AIM Small Cap Growth Sub-Account             4,591,128    57,109,290    10,184,434   12,952,235
MIST Lazard Mid Cap Sub-Account                       4,575,346    59,322,952     7,429,098    9,124,217
MIST Harris Oakmark International Sub-Account         5,205,694    77,885,379    16,511,048   18,036,769
MIST Third Avenue Small Cap Value Sub-Account         4,408,206    63,761,365     8,582,451   15,782,726
MIST Clarion Global Real Estate Sub-Account           3,589,266    48,770,719     7,173,291    6,366,338
MIST Turner Mid Cap Growth Sub-Account                1,084,655    12,672,523     6,450,733    4,756,860
MIST Goldman Sachs Mid Cap Value Sub-Account          1,916,327    25,421,248     3,916,310    9,651,283
MIST MetLife Defensive Strategy Sub-Account          19,867,799   209,936,436   105,593,982   31,996,852
MIST MetLife Moderate Strategy Sub-Account           48,717,569   522,912,730   116,816,168   35,988,633
MIST MetLife Balanced Strategy Sub-Account          159,961,270 1,611,215,188   530,876,998   40,674,009
MIST MetLfie Growth Strategy Sub-Account            153,985,297 1,621,008,814   455,952,294   71,297,734
MIST MetLife Aggressive Strategy Sub-Account         22,603,277   193,459,678   103,784,841   22,654,697
MIST Van Kampen Comstock Sub-Account                  7,850,815    83,288,272    11,658,932    6,569,411
MIST SSgA Growth ETF Sub-Account                      2,474,079    26,791,611     2,702,844    7,743,070
MIST SSgA Growth and Income ETF Sub-Account           5,674,709    62,818,302    14,251,128    5,277,690
MIST Legg Mason Value Equity Sub-Account              3,141,496    31,014,656     4,583,241    1,773,440
MIST Met/AIM Capital Appreciation Sub-Account         1,136,434    13,043,846       499,030    3,354,171
MIST Pioneer Fund Sub-Account                           141,568     1,812,147     1,244,409      103,705
MIST Pioneer Strategic Income Sub-Account               301,373     2,888,344     2,534,641    1,105,144
MIST MFS Emerging Markets Equity Sub-Account          4,173,476    50,006,174    50,894,150    5,762,459
MIST Loomis Sayles Global Markets Sub-Account           831,370     9,554,620     9,990,355   12,377,821
MIST Rainier Large Cap Equity Sub-Account               769,139     6,258,714     9,539,292    3,830,482
MIST American Funds Growth Sub-Account (a)            1,501,121    11,458,264    12,182,289      479,602
MIST American Funds Balanced Allocation Sub-Account
 (a)                                                 12,148,079   101,978,331   102,932,282      861,648
MIST American Funds Bond Sub-Account (a)                593,906     5,576,080     6,304,179      680,662
MIST American Funds Growth Allocation Sub-Account
 (a)                                                 14,737,856   122,000,358   122,769,501      610,962
MIST American Funds International Sub-Account (a)       971,463     7,293,493    10,080,602    2,453,992
MIST American Funds Moderate Allocation Sub-Account
 (a)                                                  6,738,927    58,068,564    58,292,105      191,153
MIST BlackRock High Yield Sub-Account (a)               123,722       865,997     1,609,175      650,103
MIST Dreman Small Cap Value Sub-Account (a)              81,624       909,995       926,380       13,625
MIST Met/Templeton Growth Sub-Account (a)               354,914     2,777,213     2,866,795       81,301
MIST Met/Franklin Mutual Shares Sub-Account (a)       1,892,451    14,701,844    14,728,936       25,315
MIST Met/Franklin Templeton Founding Strategy
  Sub-Account (a)                                     7,188,533    59,599,081    59,701,337       79,967
Russell Multi-Style Equity Sub-Account                1,062,853    15,042,109       649,170    2,412,366
Russell Aggressive Equity Sub-Account                   281,234     3,733,078        99,995      487,564
Russell Non-U.S. Sub-Account                            629,606     7,306,585       312,033    1,145,203
Russell Core Bond Sub-Account                         1,232,674    12,579,646     1,111,605    2,792,995
Russell Real Estate Securities Sub-Account              124,049     1,988,395       127,928      331,118

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                               SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                           ---------- ------------ ------------- --------------
AIM V.I. International Growth Sub-Account                     311,776    7,565,197       725,599      3,597,167
DWS Government & Agency Securities Sub-Account                 68,897      832,260       110,164        304,636
MSF Davis Venture Value Sub-Account                         7,342,050  201,768,243    10,922,652     28,060,911
MSF Harris Oakmark Focused Value Sub-Account                  295,738   65,064,540     9,685,986     12,348,756
MSF Jennison Growth Sub-Account                             5,033,351   54,738,134     9,819,423     10,724,620
MSF MFS Total Return Sub-Account                              593,538   83,466,454    11,810,379      7,999,895
MSF Capital Guardian U.S. Equity Sub-Account               12,002,895  135,037,531    18,686,398     20,578,903
MSF Julius Baer International Stock Sub-Account               606,761    7,268,993     1,673,424      1,160,499
MSF BlackRock Money Market Sub-Account                      2,200,186  220,018,483   183,169,392     73,039,909
MSF MetLife Stock Index Sub-Account                         1,042,329   34,512,829     9,030,964      9,543,500
MSF BlackRock Bond Income Sub-Account                         326,681   34,446,460     9,949,448      3,646,941
MSF BlackRock Strategic Value Sub-Account                     184,339    2,751,241       674,062        421,172
MSF Franklin Templeton Small Cap Growth Sub-Account         1,629,298   15,835,786     3,699,061        952,875
MSF Western Asset Management Strategic Bond Opportunities
  Sub-Account                                                 411,429    5,060,710     1,103,469      1,598,216
MSF Western Asset Management U.S. Government
  Sub-Account                                                 550,807    6,564,647     8,071,308      3,355,076
MSF T. Rowe Price Small Cap Growth Sub-Account                732,511    9,792,915     3,131,825      2,530,011
MSF T. Rowe Price Large Cap Growth Sub-Account              4,152,443   57,321,732     6,565,646     10,139,326
MSF Oppenheimer Global Equity Sub-Account                   1,126,868   17,435,765     2,492,013      2,276,919
MSF MFS Value Sub-Account (a)                                 227,404    2,374,779     2,412,397         35,570
MSF Met/Dimensional International Small Company
  Sub-Account (b)                                               3,585       34,993        34,993             --
Putnam VT Growth and Income Sub-Account                       682,803   15,841,415     3,079,236      2,988,432
Putnam VT Vista Sub-Account                                   202,313    3,038,275       146,892        584,516
Putnam VT Equity Income Sub-Account                         2,692,856   36,895,750     3,222,306      6,213,806
FTVIPT Templeton Growth Securities Sub-Account              1,312,437   19,296,371     3,500,771      1,966,069
FTVIPT Templeton Foreign Securities Sub-Account             2,396,724   35,726,083     5,794,180      8,156,180
Fidelity VIP Growth Opportunties Sub-Account                   10,818      197,342        45,801         13,479
Fidelity VIP Equity-Income Sub-Account                        290,178    6,817,568       953,639      2,628,374
PIMCO VIT High Yield Sub-Account                              949,416    7,613,342     1,200,113      1,872,134
PIMCO VIT Low Duration Sub-Account                            971,060    9,902,789     3,946,386      2,925,940
PIMCO VIT StocksPLUS Growth and Income Sub-Account            159,198    1,457,986       372,417        258,361
PIMCO VIT Total Return Sub-Account                          1,367,784   13,963,079     1,459,189      5,661,889
American Funds Global Growth Sub-Account                    1,618,340   32,222,814    23,167,525        939,905
American Funds Global Small Capitalization Sub-Account (a)    285,097    4,070,236     4,070,642            261
American Funds Growth Sub-Account (a)                         426,344   17,587,659    17,603,682         13,404

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                 MIST LORD ABBETT            MIST LORD ABBETT             MIST VAN KAMPEN
                                GROWTH AND INCOME              BOND DEBENTURE              MID CAP GROWTH
                                      SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                         --------------------------- --------------------------- ---------------------------
                               2008          2007          2008          2007          2008          2007
                         ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year  18,549,732    22,197,014    15,243,991    16,590,983     4,713,956     5,207,161
Units issued and
  transferred from other
  funding options           693,651       758,098       890,890     2,414,744       569,466       566,343
Units redeemed and
  transferred to other
  funding options        (3,459,124)   (4,405,380)   (3,253,347)   (3,761,736)     (975,493)   (1,059,547)
                         ------------- ------------- ------------- ------------- ------------- -------------
Units end of year        15,784,259    18,549,732    12,881,534    15,243,991     4,307,929     4,713,956
                         ============= ============= ============= ============= ============= =============
                         MIST LEGG MASON PARTNERS                  MIST PIMCO                    MIST RCM
                                AGGRESSIVE GROWTH                TOTAL RETURN                  TECHNOLOGY
                                      SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                         --------------------------- --------------------------- ---------------------------
                               2008          2007          2008          2007          2008          2007
                         ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year  10,825,029    13,441,619    21,297,880    26,133,024     2,132,403     2,231,169
Units issued and
  transferred from other
  funding options           531,044       821,885     6,736,163     2,663,362       783,889       913,172
Units redeemed and
  transferred to other
  funding options        (1,822,020)   (3,438,475)   (6,487,362)   (7,498,506)   (1,000,979)   (1,011,938)
                         ------------- ------------- ------------- ------------- ------------- -------------
Units end of year         9,534,053    10,825,029    21,546,681    21,297,880     1,915,313     2,132,403
                         ============= ============= ============= ============= ============= =============
                                      MIST LAZARD                 MIST HARRIS           MIST THIRD AVENUE
                                          MID CAP       OAKMARK INTERNATIONAL             SMALL CAP VALUE
                                      SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                         --------------------------- --------------------------- ---------------------------
                               2008          2007          2008          2007          2008          2007
                         ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year   3,770,936     2,006,766     4,762,025     5,683,024     4,502,597     5,547,538
Units issued and
  transferred from other
  funding options           476,970     2,592,898       659,045     1,038,029       607,813       479,229
Units redeemed and
  transferred to other
  funding options          (877,766)     (828,728)   (1,462,163)   (1,959,028)   (1,304,945)   (1,524,170)
                         ------------- ------------- ------------- ------------- ------------- -------------
Units end of year         3,370,140     3,770,936     3,958,907     4,762,025     3,805,465     4,502,597
                         ============= ============= ============= ============= ============= =============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

        MIST LORD ABBETT            MIST OPPENHEIMER                  MIST PIMCO
           MID CAP VALUE        CAPITAL APPRECIATION    INFLATION PROTECTED BOND
             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- ---------------------------
      2008          2007          2008          2007          2008          2007
------------- ------------- ------------- ------------- ------------- -------------
10,670,585    10,813,416    13,026,225    15,156,483     4,886,261     5,893,926
   768,861     2,728,519     1,240,753     1,865,281     2,140,031       539,286
(2,196,741)   (2,871,350)   (2,892,876)   (3,995,539)   (2,216,965)   (1,546,952)
------------- ------------- ------------- ------------- ------------- -------------
 9,242,705    10,670,585    11,374,102    13,026,225     4,809,327     4,886,261
============= ============= ============= ============= ============= =============

      MIST T. ROWE PRICE                    MIST MFS                MIST MET/AIM
          MID CAP GROWTH      RESEARCH INTERNATIONAL            SMALL CAP GROWTH
             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- ---------------------------
      2008          2007          2008          2007          2008          2007
------------- ------------- ------------- ------------- ------------- -------------
 9,539,996    12,903,767    10,899,017    13,357,797     4,651,987     5,984,113
 1,861,683     2,124,155     1,285,188     1,089,410       657,760       447,020
(3,088,363)   (5,487,926)   (2,848,208)   (3,548,191)   (1,210,411)   (1,779,146)
------------- ------------- ------------- ------------- ------------- -------------
 8,313,316     9,539,996     9,335,997    10,899,017     4,099,336     4,651,987
============= ============= ============= ============= ============= =============

    MIST CLARION GLOBAL             MIST TURNER        MIST GOLDMAN SACHS
            REAL ESTATE          MID CAP GROWTH             MID CAP VALUE
            SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
-------------------------- ----------------------- -------------------------
     2008          2007        2008        2007         2008         2007
------------ ------------- ----------- ----------- ------------ ------------
2,938,688     3,924,423     986,986     989,402    2,167,077    2,536,265
  423,871       554,362     514,926     241,837      192,676      603,616
 (630,052)   (1,540,097)   (504,340)   (244,254)    (765,044)    (972,804)
------------ ------------- ----------- ----------- ------------ ------------
2,732,507     2,938,688     997,572     986,986    1,594,709    2,167,077
============ ============= =========== =========== ============ ============

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                     MIST METLIFE                 MIST METLIFE                 MIST METLIFE
                               DEFENSIVE STRATEGY            MODERATE STRATEGY            BALANCED STRATEGY
                                      SUB-ACCOUNT                  SUB-ACCOUNT                  SUB-ACCOUNT
                         --------------------------- ---------------------------- ----------------------------
                               2008          2007           2008          2007           2008          2007
                         ------------- ------------- -------------- ------------- -------------- -------------
Units beginning of year  12,464,828     8,262,424     39,851,796    27,420,828     99,569,767    74,894,089
Units issued and
  transferred from other
  funding options        14,081,932     8,777,923     16,359,927    17,398,719     58,841,270    37,005,670
Units redeemed and
  transferred to other
  funding options        (7,538,229)   (4,575,519)   (10,250,284)   (4,967,751)   (19,594,042) (12,329,992)
                         ------------- ------------- -------------- ------------- ----------------------------
Units end of year        19,008,531    12,464,828     45,961,439    39,851,796    138,816,995    99,569,767
                         ============= ============= ============== ============= ============== =============
                                        MIST SSGA                    MIST SSGA              MIST LEGG MASON
                                       GROWTH ETF        GROWTH AND INCOME ETF                 VALUE EQUITY
                                      SUB-ACCOUNT                  SUB-ACCOUNT                  SUB-ACCOUNT
                         --------------------------- ---------------------------- ----------------------------
                               2008          2007           2008          2007           2008          2007
                         ------------- ------------- -------------- ------------- -------------- -------------
Units beginning of year   2,966,761     2,443,105      4,939,205     2,292,596      2,772,017     3,604,696
Units issued and
  transferred from other
  funding options           278,061       969,920      1,422,389     3,296,626        797,749       216,238
Units redeemed and
  transferred to other
  funding options          (788,763)     (446,264)      (757,159)     (650,017)      (464,042)   (1,048,917)
                         ------------- ------------- -------------- ------------- -------------- -------------
Units end of year         2,456,059     2,966,761      5,604,435     4,939,205      3,105,724     2,772,017
                         ============= ============= ============== ============= ============== =============

                               MIST MFS EMERGING                MIST LOOMIS            MIST RAINIER
                                  MARKETS EQUITY      SAYLES GLOBAL MARKETS        LARGE CAP EQUITY
                                     SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                         -------------------------- -------------------------- -----------------------
                              2008          2007          2008         2007         2008    2007 (A)
                         ------------ ------------- ------------- ------------ ------------ ----------
Units beginning of year    482,984     1,163,479     1,085,823       35,233      115,191         --
Units issued and
  transferred from other
  funding options        4,011,685       826,922       914,183    1,103,169    1,174,676    115,322
Units redeemed and
  transferred to other
  funding options         (823,309)   (1,507,417)   (1,223,642)     (52,579)    (514,393)      (131)
                         ------------ ------------- ------------- ------------ ------------ ----------
Units end of year        3,671,360       482,984       776,364    1,085,823      775,474    115,191
                         ============ ============= ============= ============ ============ ==========

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

             MIST METLIFE             MIST METLIFE             MIST VAN KAMPEN
          GROWTH STRATEGY      AGGRESSIVE STRATEGY                    COMSTOCK
              SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- --------------------------- ---------------------------
       2008          2007       2008          2007          2008          2007
----------- ------------- ------------- ------------- ------------- -------------
105,495,650    77,651,335  9,584,925    11,904,491     7,096,082     6,796,669
 50,518,175    40,086,102 11,981,073     2,445,664     1,700,038     2,139,027
(19,777,101) (12,241,787) (2,930,340)   (4,765,230)   (1,507,547)   (1,839,614)
------------------------- ------------- ------------- ------------- -------------
136,236,724   105,495,650 18,635,658     9,584,925     7,288,573     7,096,082
=========== ============= ============= ============= ============= =============

            MIST MET/AIM        MIST PIONEER          MIST PIONEER
    CAPITAL APPRECIATION                FUND      STRATEGIC INCOME
             SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------- ------------------- ---------------------
      2008          2007      2008      2007       2008       2007
------------- ------------- --------- --------- ---------- ----------
 6,414,526     1,713,687    32,107    18,039     72,551     18,435
   216,118     8,040,816    74,607    20,488    129,743     68,000
(1,627,740)   (3,339,977)   (8,155)   (6,420)   (66,579)   (13,884)
------------- ------------- --------- --------- ---------- ----------
 5,002,904     6,414,526    98,559    32,107    135,715     72,551
============= ============= ========= ========= ========== ==========

                      MIST                          MIST                            MIST
       MIST       AMERICAN           MIST       AMERICAN             MIST       AMERICAN
   AMERICAN          FUNDS       AMERICAN          FUNDS         AMERICAN          FUNDS
      FUNDS       BALANCED          FUNDS         GROWTH            FUNDS       MODERATE
     GROWTH     ALLOCATION           BOND     ALLOCATION    INTERNATIONAL     ALLOCATION
SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
-------------- -------------- -------------- -------------- ---------------- --------------
    2008 (B)       2008 (B)       2008 (B)       2008 (B)         2008 (B)       2008 (B)
-------------- -------------- -------------- -------------- ---------------- --------------
         --             --             --             --               --             --
  1,666,244     12,638,685        705,356     15,027,569        1,279,011      6,909,066
   (210,236)      (805,668)      (135,480)      (779,085)        (361,846)      (340,983)
-------------- -------------- -------------- -------------- ---------------- --------------
  1,456,008     11,833,017        569,876     14,248,484          917,165      6,568,083
============== ============== ============== ============== ================ ==============

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                               MIST
                                             MIST                                      MET/FRANKLIN
                               MIST        DREMAN             MIST             MIST       TEMPLETON
                          BLACKROCK     SMALL CAP    MET/TEMPLETON     MET/FRANKLIN        FOUNDING
                         HIGH YIELD         VALUE           GROWTH    MUTUAL SHARES        STRATEGY
                          SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                         --------------------------- ---------------- ---------------- ---------------
                            2008 (B)      2008 (B)         2008 (B)         2008 (B)        2008 (B)
                         ------------- ------------- ---------------- ---------------- ---------------
Units beginning of year          --            --               --               --              --
Units issued and
  transferred from other
  funding options           123,836        82,385          386,732        1,954,373       7,455,542
Units redeemed and
  transferred to other
  funding options           (64,935)       (2,789)         (31,446)        (104,379)       (340,851)
                         ------------- ------------- ---------------- ---------------- ---------------
Units end of year            58,901        79,596          355,286        1,849,994       7,114,691
                         ============= ============= ================ ================ ===============
                                          RUSSELL                           RUSSELL                      AIM V.I.
                                        CORE BOND            REAL ESTATE SECURITIES          INTERNATIONAL GROWTH
                                      SUB-ACCOUNT                       SUB-ACCOUNT                   SUB-ACCOUNT
                         --------------------------- --------------------------------- -----------------------------
                               2008          2007             2008             2007            2008          2007
                         ------------- ------------- ---------------- ---------------- --------------- -------------
Units beginning of year     962,148     1,079,274           73,964           93,434         647,307       855,393
Units issued and
  transferred from other
  funding options            29,603        59,738            5,254            3,870          47,179       146,205
Units redeemed and
  transferred to other
  funding options          (185,195)     (176,864)         (13,403)         (23,340)       (215,458)     (354,291)
                         ------------- ------------- ---------------- ---------------- --------------- -------------
Units end of year           806,556       962,148           65,815           73,964         479,028       647,307
                         ============= ============= ================ ================ =============== =============
                                     MSF JENNISON                           MSF MFS          MSF CAPITAL GUARDIAN
                                           GROWTH                      TOTAL RETURN                   U.S. EQUITY
                                      SUB-ACCOUNT                       SUB-ACCOUNT                   SUB-ACCOUNT
                         --------------------------- --------------------------------- -----------------------------
                               2008          2007             2008             2007            2008          2007
                         ------------- ------------- ---------------- ---------------- --------------- -------------
Units beginning of year   5,787,011     7,501,567        3,404,791        3,537,012      12,051,365    13,997,926
Units issued and
  transferred from other
  funding options           779,609       606,542          324,689          434,036         417,491     1,445,517
Units redeemed and
  transferred to other
  funding options        (1,466,990)   (2,321,098)        (618,037)        (566,257)     (2,186,554)   (3,392,078)
                         ------------- ------------- ---------------- ---------------- --------------- -------------
Units end of year         5,099,630     5,787,011        3,111,443        3,404,791      10,282,302    12,051,365
                         ============= ============= ================ ================ =============== =============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

               RUSSELL               RUSSELL                RUSSELL
    MULTI-STYLE EQUITY     AGGRESSIVE EQUITY               NON-U.S.
           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------- --------------------- ----------------------
     2008         2007       2008       2007       2008        2007
------------ ------------ ---------- ---------- ---------- -----------
1,311,535    1,829,723    267,701    349,188    494,438     656,427
   54,185       24,410     13,296      8,669     32,548       8,676
 (214,337)    (542,598)   (43,252)   (90,156)   (83,895)   (170,665)
------------ ------------ ---------- ---------- ---------- -----------
1,151,383    1,311,535    237,745    267,701    443,091     494,438
============ ============ ========== ========== ========== ===========

DWS GOVERNMENT & AGENCY                   MSF DAVIS          MSF HARRIS OAKMARK
             SECURITIES               VENTURE VALUE               FOCUSED VALUE
            SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------- --------------------------- ---------------------------
      2008         2007          2008          2007          2008          2007
------------- ------------ ------------- ------------- ------------- -------------
    72,036       94,778    17,773,074    21,712,702     4,151,214     4,979,605
     9,021        3,139     2,063,389     2,366,154       583,888       549,758
   (24,322)     (25,881)   (3,739,119)   (6,305,782)   (1,185,532)   (1,378,149)
------------- ------------ ------------- ------------- ------------- -------------
    56,735       72,036    16,097,344    17,773,074     3,549,570     4,151,214
============= ============ ============= ============= ============= =============

    MSF JULIUS BAER                MSF BLACKROCK             MSF METLIFE
INTERNATIONAL STOCK                 MONEY MARKET             STOCK INDEX
        SUB-ACCOUNT                  SUB-ACCOUNT             SUB-ACCOUNT
---------------------- ------------------------- --------------------------
   2008        2007          2008           2007      2008          2007
---------- ----------- ---------- -------------- ------------ -------------
432,898     632,428    10,356,826      8,885,438 2,846,982     3,050,585
 60,712      62,065    24,934,207     22,874,297   822,255     1,365,097
(81,441)   (261,595)   (14,767,376) (21,402,909)  (988,919)   (1,568,700)
---------- ----------- ------------------------- ------------ -------------
412,169     432,898    20,523,657     10,356,826 2,680,318     2,846,982
========== =========== ========== ============== ============ =============

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   MSF BLACKROCK              MSF BLACKROCK        MSF FRANKLIN TEMPLETON
                                     BOND INCOME            STRATEGIC VALUE              SMALL CAP GROWTH
                                     SUB-ACCOUNT                SUB-ACCOUNT                   SUB-ACCOUNT
                         -------------------------- -------------------------- -----------------------------
                              2008          2007         2008          2007         2008             2007
                         ------------ ------------- ------------ ------------- ------------ ----------------
Units beginning of year    580,953       772,347      118,620       141,367    1,193,998        1,914,092
Units issued and
  transferred from other
  funding options          247,296       202,309       35,318        19,449      464,888          345,178
Units redeemed and
  transferred to other
  funding options         (155,063)     (393,703)     (27,567)      (42,196)    (272,680)      (1,065,272)
                         ------------ ------------- ------------ ------------- ------------ ----------------
Units end of year          673,186       580,953      126,371       118,620    1,386,206        1,193,998
                         ============ ============= ============ ============= ============ ================
                                                                                                   MSF MET/
                                                                                                DIMENSIONAL
                                                                                              INTERNATIONAL
                               MSF T. ROWE PRICE            MSF OPPENHEIMER        MSF MFS            SMALL
                                LARGE CAP GROWTH              GLOBAL EQUITY          VALUE          COMPANY
                                     SUB-ACCOUNT                SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                         -------------------------- -------------------------- ------------ ----------------
                              2008          2007         2008          2007      2008 (B)         2008 (C)
                         ------------ ------------- ------------ ------------- ------------ ----------------
Units beginning of year  4,816,195     8,132,948      928,692       857,647           --               --
Units issued and
  transferred from other
  funding options          485,689       308,170      171,226       239,186      186,530            3,592
Units redeemed and
  transferred to other
  funding options         (996,970)   (3,624,923)    (201,554)     (168,141)      (8,329)              --
                         ------------ ------------- ------------ ------------- ------------ ----------------
Units end of year        4,304,914     4,816,195      898,364       928,692      178,201            3,592
                         ============ ============= ============ ============= ============ ================
                                FTVIPT TEMPLETON           FTVIPT TEMPLETON                  FIDELITY VIP
                               GROWTH SECURITIES         FOREIGN SECURITIES          GROWTH OPPORTUNITIES
                                     SUB-ACCOUNT                SUB-ACCOUNT                   SUB-ACCOUNT
                         -------------------------- -------------------------- -----------------------------
                              2008          2007         2008          2007         2008             2007
                         ------------ ------------- ------------ ------------- ------------ ----------------
Units beginning of year    963,068       560,530    2,895,980     4,229,198       16,783           23,148
Units issued and
  transferred from other
  funding options          187,112       542,132      157,522       244,352        5,177              497
Units redeemed and
  transferred to other
  funding options         (190,961)     (139,594)    (628,394)   (1,577,570)      (1,299)          (6,862)
                         ------------ ------------- ------------ ------------- ------------ ----------------
Units end of year          959,219       963,068    2,425,108     2,895,980       20,661           16,783
                         ============ ============= ============ ============= ============ ================

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

                 MSF WESTERN            MSF WESTERN
            ASSET MANAGEMENT       ASSET MANAGEMENT       MSF T. ROWE PRICE
STRATEGIC BOND OPPORTUNITIES        U.S. GOVERNMENT        SMALL CAP GROWTH
                 SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------- ---------------------- -----------------------
   2008                 2007        2008       2007        2008        2007
---------- -------------------- ----------- ---------- ----------- -----------
279,280              298,802     123,153     69,720     724,186     887,179
 43,563               57,703     557,444     91,375     109,025     161,850
(82,740)             (77,225)   (261,549)   (37,942)   (185,510)   (324,843)
---------- -------------------- ----------- ---------- ----------- -----------
240,103              279,280     419,048    123,153     647,701     724,186
========== ==================== =========== ========== =========== ===========

             PUTNAM VT              PUTNAM VT                 PUTNAM VT
     GROWTH AND INCOME                  VISTA             EQUITY INCOME
           SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ---------------------- -------------------------
     2008         2007       2008        2007         2008         2007
------------ ------------ ---------- ----------- ------------ ------------
1,019,458    1,289,872    264,111     374,568    2,648,811    2,427,699
   60,364       57,241     14,880      13,881      168,323      600,522
 (230,360)    (327,655)   (49,428)   (124,338)    (538,525)    (379,410)
------------ ------------ ---------- ----------- ------------ ------------
  849,462    1,019,458    229,563     264,111    2,278,609    2,648,811
============ ============ ========== =========== ============ ============

        FIDELITY VIP                PIMCO VIT               PIMCO VIT
       EQUITY-INCOME               HIGH YIELD            LOW DURATION
         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
----------------------- ------------------------ -----------------------
    2008        2007        2008         2007        2008        2007
----------- ----------- ----------- ------------ ----------- -----------
 506,284     549,152     589,348    1,027,968     689,390     786,353
  69,500      89,166      65,140       66,199     277,908      82,220
(189,089)   (132,034)   (156,849)    (504,819)   (231,987)   (179,183)
----------- ----------- ----------- ------------ ----------- -----------
 386,695     506,284     497,639      589,348     735,311     689,390
=========== =========== =========== ============ =========== ===========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                         PIMCO VIT STOCKSPLUS                 PIMCO VIT          AMERICAN FUNDS
                            GROWTH AND INCOME              TOTAL RETURN           GLOBAL GROWTH
                                  SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                         ----------------------- ------------------------- -----------------------
                            2008         2007         2008         2007         2008       2007
                         ---------- ------------ ------------ ------------ ------------ ----------
Units beginning of year  135,574      138,195    1,271,571    1,708,329      344,425     12,186
Units issued and
  transferred from other
  funding options         40,568       22,082       54,620      121,089      982,523    362,190
Units redeemed and
  transferred to other
  funding options        (26,595)     (24,703)    (391,089)    (557,847)    (138,231)   (29,951)
                         ---------- ------------ ------------ ------------ ------------ ----------
Units end of year        149,547      135,574      935,102    1,271,571    1,188,717    344,425
                         ========== ============ ============ ============ ============ ==========

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

      AMERICAN
         FUNDS       AMERICAN
  GLOBAL SMALL          FUNDS
CAPITALIZATION         GROWTH
   SUB-ACCOUNT    SUB-ACCOUNT
----------------- --------------
       2008 (B)       2008 (B)
----------------- --------------
            --             --
       186,461        129,983
        (3,212)        (3,117)
----------------- --------------
       183,249        126,866
================= ==============

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2008:

                                                UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ------------- ------------- ------------- ---------------- -------------------
MIST Lord Abbett Growth         2008 15,784,259 10.86 - 41.08   576,805,190          1.71      0.75 - 2.35 (37.82) - (36.73)
  and Income Sub-Account        2007 18,549,732 17.17 - 64.94 1,075,806,092          0.98      0.75 - 2.35      1.30 - 3.13
                                2006 22,197,014 16.65 - 62.97 1,254,313,868          1.73      0.75 - 2.35    15.06 - 16.91
                                2005 26,137,911 12.48 - 52.55 1,266,968,938          0.94      0.75 - 2.35      1.00 - 2.62
                                2004 29,905,303 11.76 - 52.34 1,416,012,804          0.43      0.75 - 2.35    10.02 - 11.80
MIST Lord Abbett Bond Debenture 2008 12,881,534 11.27 - 16.77   202,717,634          4.34      0.75 - 2.35 (20.50) - (19.09)
  Sub-Account                   2007 15,243,991 14.04 - 20.75   297,943,064          5.12      0.75 - 2.35      4.06 - 5.94
                                2006 16,590,983 13.37 - 19.63   307,972,386          6.82      0.75 - 2.35      6.62 - 8.33
                                2005 19,002,390 12.42 - 18.12   327,280,969            --      0.75 - 2.35    (0.86) - 0.74
                                2004 18,478,641 12.78 - 17.98   317,240,246          2.98      0.75 - 2.35      5.65 - 7.36
MIST Van Kampen Mid Cap         2008  4,307,929   6.61 - 7.31    30,205,224          1.42      0.75 - 1.90 (47.76) - (47.13)
  Growth Sub-Account            2007  4,713,956 12.65 - 13.83    62,713,816            --      0.75 - 1.90    21.15 - 22.78
  (Commenced 11/7/2005)         2006  5,207,161 10.44 - 11.26    56,740,449            --      0.75 - 1.90      6.34 - 7.56
MIST Lord Abbett Mid Cap Value  2008  9,242,705 15.59 - 17.87   157,249,522          0.62      0.75 - 1.95 (39.96) - (39.18)
  Sub-Account                   2007 10,670,585 26.10 - 29.40   300,178,790          0.67      0.75 - 1.90    (1.30) - 0.04
                                2006 10,813,416 26.44 - 29.45   304,617,015          0.61      0.75 - 1.90    10.07 - 11.34
                                2005 12,134,519 24.02 - 26.45   308,454,585          0.50      0.75 - 1.90      6.02 - 7.24
                                2004 11,567,876 22.66 - 24.66   275,539,168          3.16      0.75 - 1.90    22.15 - 23.57
MIST Oppenheimer Capital        2008 11,374,102   5.16 - 6.80    63,888,388          3.58      0.75 - 2.35 (47.20) - (46.34)
  Appreciation Sub-Account      2007 13,026,225  9.77 - 12.72   137,207,385          0.02      0.75 - 2.35    11.62 - 13.43
  (Commenced 5/3/2004)          2006 15,156,483  8.75 - 11.27   142,383,044          0.14      0.75 - 2.35      5.12 - 6.81
                                2005 16,165,489  8.31 - 10.60   144,482,219          0.02      0.75 - 2.35      2.29 - 3.93
                                2004 17,566,329  8.12 - 10.24   148,102,308          7.09      1.30 - 2.35      3.93 - 5.03
MIST PIMCO Inflation            2008  4,809,327 10.55 - 11.20    52,629,978          3.70      1.30 - 2.35   (9.22) - (8.26)
  Protected Bond                2007  4,886,261 11.60 - 12.19    58,385,153          2.21      1.30 - 2.35      8.21 - 9.36
  Sub-Account                   2006  5,893,926 10.72 - 11.14    64,649,920          3.73      1.30 - 2.35     (1.94 - 0.91)
                                2005  6,511,274 10.93 - 11.25    72,384,448            --      1.30 - 2.35    (0.96) - 0.08
                                2004  8,692,539 11.04 - 11.24    96,965,591          4.57      1.30 - 2.35      6.47 - 7.60
MIST Legg Mason Partners        2008  9,534,053   4.43 - 6.56    46,377,009            --      1.30 - 2.35 (40.47) - (39.80)
  Aggressive Growth             2007 10,825,029  7.44 - 10.90    87,874,559          0.04      1.30 - 2.35    (0.12) - 1.17
  Sub-Account                   2006 13,441,619  7.44 - 10.77   108,846,059            --      1.30 - 2.35   (4.01) - (3.00)
                                2005 15,958,225  7.74 - 11.10   134,458,398            --      1.30 - 2.35    10.95 - 12.11
                                2004 20,250,042   6.97 - 9.89   152,910,724            --      1.30 - 2.35      5.92 - 7.04
MIST PIMCO Total Return         2008 21,546,681 12.39 - 14.06   284,741,547          3.75      0.75 - 2.35   (1.93) - (0.22)
  Sub-Account                   2007 21,297,880 12.62 - 14.09   283,533,965          3.30      0.75 - 2.35      5.05 - 6.93
  (Commenced 5/3/2004)          2006 26,133,024 12.00 - 13.17   327,612,133          2.60      0.75 - 2.35      2.10 - 3.74
                                2005 27,888,652 11.74 - 12.68   339,140,105          0.01      0.75 - 2.35    (0.12) - 1.49
                                2004 28,087,932 11.74 - 12.48   338,736,886          6.52      0.75 - 2.35      2.54 - 4.19
MIST RCM Technology             2008  1,915,313   3.29 - 3.53     6,572,888         13.87      1.30 - 2.35 (45.75) - (45.17)
  Sub-Account                   2007  2,132,403   6.06 - 6.43    13,379,138            --      1.30 - 2.35    28.45 - 29.82
                                2006  2,231,169   4.71 - 4.95    10,819,347            --      1.30 - 2.35      2.91 - 3.99
                                2005  2,539,048   4.58 - 4.76    11,888,282            --      1.30 - 2.35      8.44 - 9.59
                                2004  3,357,357   4.22 - 4.35    14,409,596          0.08      1.30 - 2.35   (6.54) - (5.55)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ---------- ------------- ----------- ------------- ---------------- -------------------
MIST T. Rowe Price Mid Cap        2008  8,313,316   5.45 - 6.02  47,740,618          0.01      0.85 - 2.35 (41.15) - (40.26)
  Growth Sub-Account              2007  9,539,996  9.25 - 10.08  92,323,883          0.04      0.85 - 2.35    14.89 - 16.64
  (Commenced 5/3/2004)            2006 12,903,767   8.04 - 8.75 107,929,919            --      0.75 - 2.35      3.70 - 5.37
                                  2005 15,203,506   7.75 - 8.30 121,624,335            --      0.85 - 2.35    11.97 - 13.66
                                  2004 15,078,256   6.91 - 7.30 106,863,377            --      0.75 - 2.35    15.08 - 16.94
MIST MFS Research International   2008  9,335,997  9.56 - 14.87 103,318,253          2.02      0.75 - 2.35 (43.71) - (42.75)
  Sub-Account                     2007 10,899,017 16.96 - 25.97 212,534,722          1.33      0.75 - 2.35    10.65 - 12.64
                                  2006 13,357,797 15.31 - 23.06 233,658,652          1.75      0.75 - 2.35    23.63 - 25.62
                                  2005 15,507,023 12.37 - 18.32 219,052,682          0.46      0.75 - 2.35    13.73 - 15.55
                                  2004 12,888,678 10.87 - 15.82 159,862,343          0.25      0.75 - 2.35    16.78 - 18.66
MIST Met/AIM Small Cap Growth     2008  4,099,336   5.57 - 9.74  37,769,265            --      1.30 - 2.35 (40.16) - (39.46)
  Sub-Account                     2007  4,651,987  9.20 - 16.11  71,015,556            --      1.30 - 2.35      8.48 - 9.85
                                  2006  5,984,113  8.37 - 14.69  83,414,752            --      1.30 - 2.35    11.54 - 12.71
                                  2005  7,550,815  7.45 - 13.04  93,177,860            --      1.30 - 2.35      5.76 - 6.87
                                  2004  4,667,993 11.85 - 12.20  56,301,565            --      1.30 - 2.35      3.95 - 5.05
MIST Lazard Mid Cap               2008  3,370,140  8.97 - 10.09  31,590,896          1.14      0.75 - 2.35 (39.74) - (38.67)
  Sub-Account                     2007  3,770,936 14.87 - 16.45  57,995,812          0.21      0.75 - 2.35   (4.98) - (1.86)
                                  2006  2,006,766 15.64 - 16.41  32,320,745          0.31      1.30 - 2.35    12.02 - 13.20
                                  2005  2,227,684 13.95 - 14.50  31,807,254          0.06      1.30 - 2.35      5.56 - 6.67
                                  2004  2,722,902 13.20 - 13.59  36,591,722            --      1.30 - 2.35    11.74 - 12.92
MIST Harris Oakmark International 2008  3,958,907 10.69 - 11.43  44,091,751          1.64      1.30 - 2.35 (42.26) - (41.65)
  Sub-Account                     2007  4,762,025 18.49 - 19.59  91,235,231          0.82      1.30 - 2.35   (3.43) - (2.40)
                                  2006  5,683,024 19.13 - 20.07 112,021,036          2.59      1.30 - 2.35    25.86 - 27.19
                                  2005  6,295,353 15.18 - 15.78  97,858,342            --      1.30 - 2.35    11.59 - 12.77
                                  2004  6,954,807 13.59 - 13.99  96,251,804            --      1.30 - 2.35    17.72 - 18.96
MIST Third Avenue Small Cap Value 2008  3,805,465 11.38 - 13.43  45,189,540          0.76      1.30 - 2.35 (31.46) - (30.67)
  Sub-Account                     2007  4,502,597 16.58 - 19.37  77,454,105          1.01      1.30 - 2.35   (5.29) - (4.15)
                                  2006  5,547,538 17.49 - 20.21  99,987,762          0.45      1.30 - 2.35    10.51 - 11.67
                                  2005  5,920,257 15.81 - 18.08  95,982,000            --      1.30 - 2.35     12.8 - 13.99
                                  2004  6,296,258 14.00 - 14.35  89,472,332          2.06      1.30 - 2.35    23.56 - 24.87
MIST Clarion Global Real Estate   2008  2,732,507  8.97 - 13.76  26,464,829          1.77      0.75 - 2.35 (43.03) - (42.11)
  Sub-Account                     2007  2,938,688 15.74 - 23.87  49,736,129          0.92      1.30 - 2.35 (16.99) - (15.99)
  (Commenced 5/3/2004)            2006  3,924,423 18.97 - 28.41  79,745,324          1.10      1.00 - 2.35    34.40 - 36.22
                                  2005  4,868,446 14.11 - 20.89  73,434,177            --      1.30 - 2.35    10.66 - 11.83
                                  2004  1,552,403 12.75 - 12.87  19,879,342          5.12      1.30 - 2.35    27.52 - 28.68
MIST Turner Mid Cap Growth        2008    997,572   7.62 - 8.01   7,841,101            --      1.30 - 2.35 (49.50) - (48.97)
  Sub-Account                     2007    986,986 15.09 - 15.69  15,254,136            --      1.30 - 2.35    21.25 - 22.54
  (Commenced 5/3/2004)            2006    989,402 12.45 - 12.96  12,526,407            --      0.85 - 2.35      3.61 - 5.18
                                  2005  1,029,884 12.01 - 12.32  12,503,351            --      1.30 - 2.35      8.78 - 9.92
                                  2004  1,457,917 11.04 - 11.16  16,169,474            --      0.85 - 2.35    10.44 - 11.56
MIST Goldman Sachs Mid Cap Value  2008  1,594,709   9.29 - 9.76  15,272,285          0.79      1.30 - 2.35 (37.57) - (36.90)
  Sub-Account                     2007  2,167,077 14.88 - 15.47  33,020,433          0.50      1.30 - 2.35      0.69 - 1.76
  (Commenced 5/3/2004)            2006  2,536,265 14.78 - 15.38  38,139,523            --      0.85 - 2.35    13.01 - 14.71
                                  2005  2,181,767 13.08 - 13.41  28,841,121          0.72      1.30 - 2.35     9.93 - 11.09
                                  2004  1,750,355 11.90 - 12.02  20,909,564          1.57      0.85 - 2.35    18.96 - 20.16

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ------------- ------------- ------------- ---------------- -------------------
MIST MetLife Defensive Strategy   2008  19,008,531   8.77 - 9.37   171,855,820          1.38      0.75 - 2.35 (22.50) - (21.24)
  Sub-Account                     2007  12,464,828 11.31 - 11.90   144,052,470          1.78      0.75 - 2.35      3.45 - 5.12
                                  2006   8,262,424 10.93 - 11.32    91,508,405          0.01      0.75 - 2.35      6.11 - 7.82
                                  2005   6,322,085 10.30 - 10.43    65,586,282          1.03      1.30 - 2.35      2.06 - 3.13
                                  2004   1,937,189 10.10 - 10.11    19,576,879          8.88      1.30 - 2.35      0.96 - 1.13
MIST MetLife Moderate Strategy    2008  45,961,439   8.48 - 9.06   402,406,668          1.75      0.75 - 2.35 (28.14) - (26.97)
  Sub-Account                     2007  39,851,796 11.79 - 12.41   480,378,237          1.90      0.75 - 2.35      3.73 - 5.41
                                  2006  27,420,828 11.37 - 11.77   315,943,046          0.01      0.75 - 2.35      7.68 - 9.41
                                  2005  21,366,533 10.56 - 10.69   227,166,091          1.28      1.30 - 2.35      3.36 - 4.45
                                  2004  10,636,014 10.22 - 10.23   108,759,780          6.77      1.30 - 2.35      2.16 - 2.33
MIST MetLife Balanced Strategy    2008 138,816,995   7.24 - 8.65 1,162,917,869          4.76      0.75 - 2.35  (33.52) - (1.69)
  Sub-Account                     2007  99,569,767 12.17 - 12.80 1,240,119,183          1.62      0.75 - 2.35      2.43 - 4.09
                                  2006  74,894,089 11.88 - 12.30   902,216,343          0.01      0.75 - 2.35     9.38 - 11.14
                                  2005  59,266,853 10.86 - 10.99   648,361,282          1.20      1.30 - 2.35      4.64 - 5.74
                                  2004  31,037,036 10.38 - 10.40   322,474,174          5.05      1.30 - 2.35      3.80 - 3.97
MIST MetLfie Growth Strategy      2008 136,236,724   6.79 - 8.31 1,094,834,987          3.47      0.75 - 2.35  (39.32) - (2.40)
  Sub-Account                     2007 105,495,650 12.81 - 13.47 1,381,939,858          1.13      0.75 - 2.35      2.26 - 3.92
                                  2006  77,651,335 12.53 - 12.97   986,336,802          0.01      0.75 - 2.35    10.96 - 12.75
                                  2005  58,883,485 11.29 - 11.43   669,542,343          1.12      1.30 - 2.35      6.60 - 7.72
                                  2004  31,746,255 10.59 - 10.61   336,536,558          3.18      1.30 - 2.35      5.90 - 6.08
MIST MetLife Aggressive Strategy  2008  18,635,658   6.51 - 7.93   142,626,120          3.22      0.75 - 2.35  (42.19) - (2.98)
  Sub-Account                     2007   9,584,925 12.84 - 13.51   125,554,567          1.31      0.75 - 2.35      0.48 - 2.11
                                  2006  11,904,491 12.78 - 13.23   154,159,455          0.01      0.75 - 2.35    11.02 - 12.80
                                  2005  12,099,254 11.51 - 11.65   140,266,322          0.87      1.30 - 2.35      7.82 - 8.96
                                  2004   7,251,678 10.68 - 10.69    77,491,222          1.17      1.30 - 2.35      6.75 - 6.93
MIST Van Kampen Comstock          2008   7,288,573   7.03 - 7.46    53,619,737          1.74      0.75 - 2.35 (37.41) - (36.39)
  Sub-Account                     2007   7,096,082 11.24 - 11.73    82,325,135          1.33      0.75 - 2.35   (4.77) - (3.22)
  (Commenced 5/1/2005)            2006   6,796,669 11.80 - 12.12    81,752,237            --      0.75 - 2.35    13.36 - 15.19
                                  2005   3,599,394 10.41 - 10.52    37,740,754          2.41      0.75 - 2.20      4.22 - 5.22
MIST SSgA Growth ETF              2008   2,456,059   7.73 - 7.88    19,272,722          1.49      1.30 - 1.90   (34.23) - 0.02
  Sub-Account                     2007   2,966,761 11.76 - 11.92    35,243,332            --      1.30 - 1.90      3.62 - 4.25
  (Commenced 9/30/2005)           2006   2,443,105 11.34 - 11.43    27,884,955          1.53      1.30 - 1.90    11.71 - 12.38
                                  2005     820,546 10.16 - 10.17     8,343,251          3.11      1.30 - 1.65      1.62 - 1.71
MIST SSgA Growth and Income ETF   2008   5,604,435   8.39 - 8.60    48,007,795          1.81      1.30 - 2.05   (26.47) - 1.20
  Sub-Account                     2007   4,939,205 11.47 - 11.63    57,258,882            --      1.30 - 1.90      3.40 - 4.03
  (Commenced 9/30/2005)           2006   2,292,596 11.09 - 11.17    25,580,451          2.21      1.30 - 1.90     9.63 - 10.29
                                  2005     405,183 10.12 - 10.13     4,104,208          2.73      1.30 - 1.90      1.17 - 1.33
MIST Legg Mason Value Equity      2008   3,105,724   4.50 - 4.72    14,355,567          0.02      0.85 - 2.35 (55.68) - (55.00)
  Sub-Account                     2007   2,772,017 10.15 - 10.49    28,657,072            --      0.85 - 2.35   (8.10) - (6.71)
  (Commenced 11/7/2005)           2006   3,604,696 11.05 - 11.25    40,209,812            --      0.75 - 2.35      4.11 - 5.79
                                  2005      31,606 10.61 - 10.63       335,617            --      1.55 - 1.90   (1.35) - (1.34)
MIST Met/AIM Capital Appreciation 2008   5,002,904   0.92 - 9.92     7,732,317          2.00      0.85 - 1.80 (43.74) - (43.13)
  Sub-Account                     2007   6,414,526  1.63 - 17.43    17,443,288             -      1.30 - 1.80     9.91 - 55.14
                                  2006   1,713,687  6.90 - 23.85    20,579,265          0.05      1.30 - 1.90      4.07 - 5.51
                                  2005   2,204,039  6.54 - 22.78    25,322,763          0.06      0.85 - 1.80      6.90 - 7.92
                                  2004   2,771,084  6.06 - 21.25    29,706,684            --      0.85 - 1.90      4.33 - 5.72

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ---------- ------------- ---------- ------------- ---------------- -------------------
MIST Pioneer Fund                 2008     98,559 12.72 - 14.88  1,433,243          0.75      0.75 - 1.80 (34.04) - (33.34)
  Sub-Account                     2007     32,107 19.29 - 22.32    693,986          0.77      0.75 - 1.80      3.12 - 4.22
  (Commenced 5/1/2006)            2006     18,039 18.46 - 21.42    374,110            --      0.75 - 1.90    13.75 - 15.06
MIST Pioneer Strategic Income     2008    135,715 16.54 - 19.16  2,518,534          6.21      0.75 - 1.90 (12.43) - (11.41)
  Sub-Account                     2007     72,551 19.14 - 21.63  1,515,237          0.61      0.75 - 1.80      4.73 - 5.85
  (Commenced 5/1/2006)            2006     18,435 18.05 - 20.43    363,745         12.02      0.75 - 1.90      4.31 - 5.51
MIST MFS Emerging Markets         2008  3,671,360  6.03 - 10.96 23,849,274          0.70      0.75 - 2.35 (56.57) - (53.96)
  Equity Sub-Account              2007    482,984 13.89 - 14.14  6,784,979          0.08      1.30 - 2.35    33.43 - 34.85
  (Commenced 5/1/2006)            2006  1,163,479 10.41 - 10.49 12,147,300          2.49      1.30 - 2.35      4.12 - 4.86
MIST Loomis Sayles Global         2008    776,364   7.61 - 7.83  6,018,276          4.79      1.30 - 2.35 (40.68) - (40.05)
  Markets Sub-Account             2007  1,085,823 12.83 - 13.06 14,022,527            --      1.30 - 2.35    24.87 - 26.19
  (Commenced 5/1/2006)            2006     35,233 10.27 - 10.35    363,073          1.42      1.30 - 2.35      2.74 - 3.46
MIST Rainier Large Cap Equity     2008    775,474   5.67 - 5.74  4,429,314            --      1.30 - 2.35 (43.16) - (42.56)
  Sub-Account                     2007    115,191   9.97 - 9.98  1,149,630          0.07      1.40 - 2.05   (0.27) - (0.16)
  (Commenced 11/12/2007)
MIST American Funds Growth
  Sub-Account
  (Commenced 4/28/2008)           2008  1,456,008   5.73 - 5.76  8,375,656          6.93      1.30 - 2.15 (42.70) - (42.36)
MIST American Funds Balanced
  Allocation Sub-Account
  (Commenced 4/28/2008)           2008 11,833,017   6.97 - 7.02 82,849,380          6.79      1.30 - 2.20 (30.26) - (29.83)
MIST American Funds Bond
  Sub-Account
  (Commenced 4/28/2008)           2008    569,876   8.91 - 8.96  5,095,172          9.62      1.30 - 2.05 (10.87) - (10.41)
MIST American Funds Growth
  Allocation Sub-Account
  (Commenced 4/28/2008)           2008 14,248,484   6.32 - 6.36 90,489,940          7.03      1.30 - 2.20 (36.75) - (36.36)
MIST American Funds International
  Sub-Account
  (Commenced 4/28/2008)           2008    917,165   6.02 - 6.06  5,546,421         11.57      1.30 - 2.15 (39.76) - (39.41)
MIST American Funds Moderate
  Allocation Sub-Account
  (Commenced 4/28/2008)           2008  6,568,083   7.64 - 7.69 50,406,735          7.56      1.30 - 2.20 (23.56) - (23.09)
MIST BlackRock High Yield
  Sub-Account
  (Commenced 4/28/2008)           2008     58,901 11.75 - 12.73    717,110            --      1.30 - 1.95 (25.29) - (24.95)
MIST Dreman Small Cap Value
  Sub-Account
  (Commenced 4/28/2008)           2008     79,596  9.75 - 10.08    798,756            --      0.75 - 1.65 (25.66) - (25.19)
MIST Met/Templeton Growth
  Sub-Account
  (Commenced 4/28/2008)           2008    355,286   6.56 - 6.60  2,341,967          1.00      0.75 - 1.65 (34.42) - (34.01)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ------------- ----------- ------------- ---------------- -------------------
MIST Met/Franklin Mutual Shares
  Sub-Account
  (Commenced 4/28/2008)         2008  1,849,994   6.57 - 6.63  12,243,232          6.20      0.75 - 2.05 (34.29) - (33.70)
MIST Met/Franklin Templeton
  Founding Strategy
  Sub-Account
  (Commenced 4/28/2008)         2008  7,114,691   6.99 - 7.07  50,103,254          3.70      0.75 - 2.20 (30.05) - (29.35)
Russell Multi-Style Equity      2008  1,151,383          8.39   9,661,248          1.44             1.40           (41.40)
  Sub-Account                   2007  1,311,535         14.32  18,778,587          1.02             1.40             8.82
                                2006  1,829,723         13.16  24,075,386          0.98             1.40            11.18
                                2005  2,495,854         11.83  29,537,014          1.12             1.40             5.78
                                2004  3,502,648         11.19  39,185,661          0.76             1.40             8.28
Russell Aggressive Equity       2008    237,745          8.68   2,064,201          0.83             1.40           (43.72)
  Sub-Account                   2007    267,701         15.43   4,129,569          0.36             1.40             1.97
                                2006    349,188         15.13   5,282,370          0.17             1.40             13.2
                                2005    502,797         13.36   6,719,215          0.17             1.40             4.89
                                2004    691,249         12.74   8,807,286          3.49             1.40            13.13
Russell Non-U.S. Sub-Account    2008    443,091         10.70   4,740,821            --             1.40           (43.22)
                                2007    494,438         18.84   9,316,786          2.39             1.40             8.58
                                2006    656,427         17.35  11,391,245          2.18             1.40            21.93
                                2005    901,452         14.23  12,830,073          1.58             1.40            12.11
                                2004  1,261,708          12.7  16,017,662          1.87             1.40            16.65
Russell Core Bond Sub-Account   2008    806,556         14.30  11,537,759          3.94             1.40            (4.91)
                                2007    962,148         15.04  14,474,327          5.14             1.40             5.74
                                2006  1,079,274         14.23  15,354,316          4.38             1.40             2.28
                                2005  1,392,616         13.91  19,370,351          3.51             1.40            (0.06)
                                2004  1,719,866         13.83  23,779,833          4.13             1.40             3.21
Russell Real Estate Securities  2008     65,815         17.83   1,173,473          1.91             1.40           (37.57)
  Sub-Account                   2007     73,964         28.56   2,112,446          2.21             1.40           (17.03)
                                2006     93,434         34.42   3,216,373          1.87             1.40            33.96
                                2005    125,482          25.7   3,224,635          2.04             1.40            11.39
                                2004    167,353         23.07   3,860,845          8.13             1.40            33.01
AIM V.I. International Growth   2008    479,028  7.86 - 17.70   6,038,604          0.45      0.85 - 1.90 (41.65) - (40.87)
  Sub-Account                   2007    647,307 13.29 - 30.15  13,839,627          0.39      0.85 - 1.90    12.25 - 13.71
                                2006    855,393 11.69 - 26.70  16,393,934          1.06      0.85 - 1.90    25.48 - 27.15
                                2005    894,527  9.19 - 21.15  13,361,653          0.76      0.85 - 1.90    15.49 - 16.93
                                2004    511,893  7.86 - 18.21   6,219,932          0.63      0.85 - 1.90    21.37 - 22.95
DWS Government & Agency         2008     56,735 14.65 - 15.11     853,951          4.64      1.40 - 1.80      3.06 - 3.47
  Securities Sub-Account        2007     72,036 14.22 - 14.61   1,048,765          5.24      1.40 - 1.80      4.05 - 4.47
                                2006     94,778 13.67 - 13.98   1,321,448          4.15      1.40 - 1.80      2.31 - 2.72
                                2005    128,534 13.36 - 13.61   1,745,552          4.17      1.40 - 1.80      0.75 - 1.15
                                2004    166,555 13.26 - 13.46   2,237,156          3.82      1.40 - 1.80      1.90 - 2.31
MSF Davis Venture Value         2008 16,097,344  8.43 - 25.63 158,677,410          1.20      0.75 - 2.35 (40.87) - (39.91)
  Sub-Account                   2007 17,773,074 14.23 - 42.65 286,644,026          0.67      0.75 - 2.35      1.99 - 3.65
                                2006 21,712,702 13.94 - 41.15 334,265,042          0.71      0.75 - 2.35    11.76 - 13.55
                                2005 23,065,635 12.46 - 36.24 307,539,950          0.52      0.75 - 2.35      7.59 - 9.32
                                2004 22,830,671 11.57 - 33.15 274,155,409          0.46      0.75 - 2.35     9.53 - 11.30

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ---------- ------------- ----------- ------------- ---------------- -------------------
MSF Harris Oakmark Focused Value    2008  3,549,570   8.27 - 8.85  30,546,045          0.04      1.30 - 2.35 (47.39) - (46.83)
  Sub-Account                       2007  4,151,214 15.69 - 16.65  67,473,501          0.34      1.30 - 2.35   (9.25) - (8.28)
                                    2006  4,979,605 17.28 - 18.16  88,607,294          0.09      1.30 - 2.35     9.58 - 10.73
                                    2005  5,521,791 15.75 - 16.40  89,084,192            --      1.30 - 2.35      7.17 - 8.29
                                    2004  6,638,629 14.68 - 15.14  99,304,225          1.21      1.30 - 2.35      7.10 - 8.23
MSF Jennison Growth                 2008  5,099,630   3.41 - 9.62  39,057,689          2.21      0.75 - 2.35 (38.03) - (37.02)
  Sub-Account                       2007  5,787,011  5.45 - 15.28  70,723,890          0.19      0.75 - 2.35     8.79 - 10.55
                                    2006  7,501,567  4.96 - 13.84  84,084,948            --      0.75 - 2.35      0.15 - 1.76
                                    2005  7,810,159  4.90 - 13.61  86,296,723            --      0.75 - 2.35    10.91 - 11.52
                                    2004  7,626,777 10.24 - 10.50  79,365,969          0.01      0.75 - 2.35      6.40 - 7.53
MSF MFS Total Return                2008  3,111,443  9.85 - 40.51  63,254,070          3.38      0.75 - 1.90 (23.81) - (22.93)
  Sub-Account                       2007  3,404,791 12.91 - 52.56  86,770,491          1.94      0.75 - 1.90      2.15 - 3.34
                                    2006  3,537,012 12.63 - 50.86  83,918,502          3.25      0.75 - 1.90     9.83 - 11.10
                                    2005  3,290,732 11.49 - 45.78  65,221,333          1.44      0.75 - 1.90      0.92 - 2.08
                                    2004  2,647,889 11.37 - 44.85  40,836,250          3.02      0.75 - 1.90     8.90 - 10.16
MSF Capital Guardian U.S. Equity    2008 10,282,302   7.17 - 7.82  77,348,501          1.03      0.75 - 1.90 (41.53) - (40.74)
  Sub-Account                       2007 12,051,365 12.26 - 13.19 153,904,080          0.37      0.75 - 1.90   (2.21) - (0.93)
                                    2006 13,997,926  9.67 - 13.31 181,068,259          2.36      0.75 - 1.90     3.39 - 11.13
                                    2005 21,252,919  8.69 - 12.19 219,601,065          0.09      0.75 - 1.90      3.52 - 5.59
                                    2004 14,805,068  8.29 - 11.62 242,802,695          0.21      0.75 - 1.90     6.95 - 10.34
MSF Julius Baer International Stock 2008    412,169  7.07 - 12.02   4,667,298          2.81      0.85 - 1.90 (45.29) - (44.71)
  Sub-Account                       2007    432,898 12.83 - 21.73   8,920,544          0.83      0.85 - 1.80      8.10 - 9.13
                                    2006    632,428 11.79 - 19.91  12,031,860          1.25      0.75 - 1.90    14.05 - 15.36
                                    2005    837,397 10.26 - 17.28  13,941,243          0.44      0.85 - 1.90    15.38 - 16.59
                                    2004    930,015  8.82 - 14.82  13,351,662          1.33      0.75 - 1.90    15.75 - 17.09
MSF BlackRock Money Market          2008 20,523,657 10.19 - 11.42 220,017,626          2.49      0.75 - 2.35      0.21 - 1.98
  Sub-Account                       2007 10,356,826 10.16 - 11.22 109,887,921          4.74      0.75 - 2.35      2.37 - 4.18
                                    2006  8,885,438  9.91 - 10.78  91,235,712          4.58      0.75 - 2.35      2.13 - 3.77
                                    2005  5,790,856  9.70 - 10.39  57,767,677          3.20      0.75 - 2.35      0.42 - 1.49
                                    2004  2,068,250  9.91 - 10.01  20,502,724          1.06      0.85 - 1.40    (0.42) - 0.13
MSF MetLife Stock Index             2008  2,680,318   6.40 - 8.56  22,342,634          1.68      1.30 - 2.25 (38.66) - (37.95)
  Sub-Account                       2007  2,846,982 10.31 - 13.82  38,415,249          0.87      1.30 - 2.25      2.63 - 3.80
                                    2006  3,050,585  9.93 - 13.34  39,811,549          1.74      1.30 - 2.35    12.52 - 13.70
                                    2005  3,159,767  8.72 - 11.73  36,333,127          1.33      1.30 - 2.25      2.06 - 3.03
                                    2004  3,058,217 11.06 - 11.39  34,452,591          0.77      1.30 - 2.25      7.71 - 8.85
MSF BlackRock Bond Income           2008    673,186 40.59 - 54.34  33,139,135          4.78      0.75 - 1.90   (5.48) - (4.39)
  Sub-Account                       2007    580,953 42.95 - 56.83  29,400,150          2.87      0.75 - 1.90      4.02 - 5.23
  (Commenced 5/3/2004)              2006    772,347 41.29 - 54.01  36,289,487          5.17      0.75 - 1.90      2.18 - 3.36
                                    2005    700,921 40.41 - 52.26  31,894,139          3.33      0.75 - 1.90      0.24 - 1.39
                                    2004    253,118 40.31 - 47.26  11,838,393            --      0.30 - 1.90      2.21 - 2.82
MSF BlackRock Strategic Value       2008    126,371 11.76 - 12.38   1,538,722          0.22      1.30 - 1.90 (39.72) - (39.35)
  Sub-Account                       2007    118,620 19.51 - 20.41   2,389,410          0.06      1.30 - 1.90   (5.51) - (4.94)
  (Commenced 5/3/2004)              2006    141,367 20.65 - 22.25   3,001,029          0.08      0.75 - 1.90    14.26 - 15.57
                                    2005    222,081 18.07 - 19.25   4,106,357            --      1.30 - 1.90      1.96 - 2.57
                                    2004    276,925 17.72 - 18.66   5,002,257            --      0.75 - 1.90    12.89 - 14.20

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        --------- ------------- ----------- ------------- ---------------- -------------------
MSF Franklin Templeton             2008 1,386,206   6.22 - 6.80   9,057,920            --      0.75 - 1.90 (42.42) - (41.75)
  Small Cap Growth                 2007 1,193,998 10.81 - 11.67  13,363,331            --      0.75 - 1.90      2.34 - 3.53
  Sub-Account                      2006 1,914,092 10.56 - 11.01  20,720,142            --      1.30 - 1.90      7.66 - 8.31
  (Commenced 5/3/2004)             2005 1,835,415  9.81 - 10.15  18,385,352            --      1.30 - 1.90      2.43 - 3.05
                                   2004   173,767   9.58 - 9.83   1,692,231            --      1.30 - 1.90      9.05 - 9.71
MSF Western Asset Management       2008   240,103 16.47 - 18.27   4,232,913          4.13      1.30 - 1.90 (16.82) - (16.20)
  Strategic Bond Opportunities     2007   279,280 19.80 - 21.80   5,877,310          2.46      1.30 - 1.90      1.74 - 2.58
  Sub-Account                      2006   298,802 19.46 - 22.38   6,154,850          4.79      0.75 - 1.90      2.86 - 4.04
  (Commenced 5/3/2004)             2005   329,226 18.92 - 21.51   6,568,086          3.05      1.30 - 1.90      0.64 - 1.24
                                   2004   335,209 18.80 - 21.13   6,620,128            --      0.75 - 1.90      4.29 - 5.50
MSF Western Asset Management       2008   419,048 14.63 - 16.51   6,537,200          2.78      1.30 - 2.15   (2.65) - (1.82)
  U.S. Government                  2007   123,153 15.03 - 16.81   1,940,597          2.18      1.30 - 2.15      1.81 - 2.68
  Sub-Account                      2006    69,720 14.41 - 17.30   1,068,532          0.98      0.85 - 2.35      1.51 - 3.04
  (Commenced 5/3/2004)             2005     4,435 14.20 - 16.79      68,021            --      1.55 - 2.15   (0.60) - (0.20)
MSF T. Rowe Price Small Cap Growth 2008   647,701  9.41 - 10.91   6,522,937            --      0.85 - 1.90 (37.52) - (36.73)
  Sub-Account                      2007   724,186 15.07 - 17.25  11,605,383            --      0.85 - 1.90      7.46 - 8.93
  (Commenced 5/3/2004)             2006   887,179  9.67 - 15.83  12,441,182            --      0.75 - 1.90      1.68 - 2.86
                                   2005 1,020,337  9.35 - 15.37  13,929,124            --      0.85 - 1.90     8.64 - 10.07
                                   2004 1,124,853  8.89 - 13.96  27,932,877            --      0.75 - 1.90     8.89 - 10.15
MSF T. Rowe Price Large Cap Growth 2008 4,304,914   8.27 - 9.39  37,442,377          0.35      0.85 - 1.90 (43.10) - (42.38)
  Sub-Account                      2007 4,816,195 14.53 - 16.29  73,226,346          0.24      0.85 - 1.90      7.13 - 8.45
                                   2006 8,132,948 13.56 - 15.02 114,703,767          0.20      0.75 - 1.90    10.76 - 12.04
                                   2005 4,655,618 12.24 - 13.38  59,163,838          0.42      0.85 - 1.90      4.33 - 5.69
                                   2004 3,763,068 11.73 - 12.66  45,683,381            --      0.75 - 1.90      7.64 - 8.89
MSF Oppenheimer Global Equity      2008   898,364 11.17 - 12.80  11,109,677          1.87      0.75 - 1.90 (41.68) - (41.00)
  Sub-Account                      2007   928,692 19.16 - 21.70  19,496,970          0.87      0.75 - 1.90      4.25 - 5.46
  (Commenced 5/3/2004)             2006   857,647 18.38 - 20.58  17,132,657          2.02      0.75 - 1.90    14.17 - 15.48
                                   2005   305,962 16.10 - 17.82   5,298,650            --      0.75 - 1.90    16.73 - 17.62
MSF MFS Value
  Sub-Account
  (Commenced 4/28/2008)            2008   178,201 10.69 - 11.93   2,098,323            --      0.75 - 1.80 (30.51) - (30.01)
MSF - Met/Dimensional
  International Small Company
  Sub-Account
  (Commenced 11/10/2008)           2008     3,592 10.13 - 10.14      36,397            --      1.30 - 1.80      0.43 - 0.50
Putnam VT Growth and Income        2008   849,462  7.95 - 36.89   7,864,017          2.47      0.75 - 1.90 (39.86) - (39.16)
  Sub-Account                      2007 1,019,458 13.20 - 60.63  15,743,571          1.55      0.75 - 1.90   (7.82) - (6.74)
                                   2006 1,289,872 14.30 - 65.01  20,878,412          1.78      0.75 - 1.90    13.74 - 15.05
                                   2005 1,598,305 12.56 - 56.51  22,007,752          1.76      0.75 - 1.90      3.25 - 4.44
                                   2004 1,842,883 12.16 - 54.11  23,304,488          1.82      0.75 - 1.90     9.02 - 10.28
Putnam VT Vista                    2008   229,563   7.11 - 8.97   1,714,427            --      1.30 - 1.90 (46.57) - (46.17)
  Sub-Account                      2007   264,111 13.29 - 16.69   3,664,269            --      1.30 - 1.90      1.84 - 2.62
                                   2006   374,568 13.04 - 16.29   5,064,251            --      1.30 - 1.90      3.47 - 4.09
                                   2005   475,451 12.59 - 15.65   6,165,382            --      1.30 - 1.90    10.04 - 10.70
                                   2004   566,204 11.43 - 14.13   6,616,254            --      1.30 - 1.90    16.37 - 17.07

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         --------- ------------- ---------- ------------- ---------------- -------------------
Putnam VT Equity Income             2008 2,278,609 10.86 - 11.59 26,038,979          1.97      0.75 - 1.90 (32.44) - (31.66)
  Sub-Account                       2007 2,648,811 16.07 - 16.96 44,391,661          1.30      0.75 - 1.90      1.24 - 2.41
                                    2006 2,427,699 15.87 - 16.56 39,810,732          1.07      0.75 - 1.90    16.61 - 17.96
                                    2005 1,760,798 13.61 - 14.04 24,525,877          0.80      0.75 - 1.90      3.53 - 4.72
                                    2004   869,958 13.15 - 13.40 11,601,025          0.08      0.75 - 1.90     9.71 - 10.98
FTVIPT Templeton Growth Securities  2008   959,219  9.57 - 11.97 10,773,542          1.84      0.75 - 1.90 (43.41) - (42.63)
  Sub-Account                       2007   963,068 16.68 - 20.94 18,987,897          1.32      0.75 - 1.90      0.41 - 1.68
                                    2006   560,530 16.40 - 20.46 10,958,015          1.12      0.75 - 1.90    19.52 - 20.90
                                    2005   263,350 13.54 - 17.08  4,406,685          1.18      0.85 - 1.80      6.93 - 8.14
                                    2004   326,660 12.52 - 15.83  5,089,682          1.24      0.85 - 1.80    13.95 - 15.26
FTVIPT Templeton Foreign Securities 2008 2,425,108  9.21 - 23.04 25,904,560          2.43      0.85 - 1.90 (41.51) - (40.74)
  Sub-Account                       2007 2,895,980 15.73 - 39.15 52,175,234          1.92      0.85 - 1.90    13.27 - 14.80
                                    2006 4,229,198 13.80 - 37.24 67,803,255          1.29      0.75 - 1.90    19.17 - 20.54
                                    2005 5,193,955 11.44 - 30.90 67,994,861          1.17      0.85 - 1.90      8.10 - 9.54
                                    2004 4,880,998 10.44 - 28.26 55,594,415          1.06      0.75 - 1.90    16.29 - 17.64
Fidelity VIP Growth Opportunties    2008    20,661          5.23    108,037          0.47             1.40           (55.65)
  Sub-Account                       2007    16,783         11.79    197,857            --             1.40            21.46
                                    2006    23,148          9.71    224,683          0.91             1.40             3.99
                                    2005    37,228          9.33    347,477          0.99             1.40             7.38
                                    2004    52,541          8.69    456,684          0.58             1.40            (5.70)
Fidelity VIP Equity-Income          2008   386,695  8.61 - 37.13  3,778,216          2.08      1.30 - 1.90 (43.89) - (43.46)
  Sub-Account                       2007   506,284 15.32 - 65.79  8,847,588          1.62      1.30 - 1.90    (0.64) - 0.11
                                    2006   549,152 15.41 - 65.81  9,156,792          3.01      1.30 - 1.90    17.68 - 18.38
                                    2005   639,119 13.08 - 55.59  8,889,375          1.50      1.30 - 1.90      3.59 - 4.21
                                    2004   703,824 12.61 - 53.35  9,118,491          1.71      1.30 - 1.90      9.13 - 9.79
PIMCO VIT High Yield                2008   497,639 10.37 - 11.06  5,373,192          7.80      1.30 - 1.90 (24.95) - (24.50)
  Sub-Account                       2007   589,348 13.82 - 14.64  8,446,130          6.83      1.30 - 1.90      1.55 - 2.16
                                    2006 1,027,968 13.61 - 14.33 14,434,061          6.97      1.30 - 1.90      7.06 - 7.70
                                    2005   910,444 12.71 - 13.31 11,879,844          6.41      1.30 - 1.90      2.17 - 2.78
                                    2004   332,838 12.44 - 12.95  4,215,670          7.15      1.30 - 1.90      7.50 - 8.14
PIMCO VIT Low Duration              2008   735,311 12.30 - 13.05  9,399,511          4.09      1.30 - 1.90   (2.30) - (1.71)
  Sub-Account                       2007   689,390 12.59 - 13.28  8,992,891          4.73      1.30 - 1.90      5.34 - 5.98
                                    2006   786,353 11.95 - 12.53  9,702,832          4.18      1.30 - 1.90      2.03 - 2.64
                                    2005   863,341 11.71 - 12.21 10,399,997          2.75      1.30 - 1.90   (0.88) - (0.29)
                                    2004   966,209 11.82 - 12.24 11,692,980          1.58      1.30 - 1.90   (0.09) - (0.52)
PIMCO VIT StocksPLUS Growth         2008   149,547   5.99 - 9.10    938,582          6.88      1.30 - 1.90 (43.71) - (43.37)
  and Income Sub-Account            2007   135,574 10.63 - 16.07  1,512,979          7.64      1.30 - 1.90      4.84 - 5.47
                                    2006   138,195 10.13 - 15.24  1,454,878          4.90      1.30 - 1.90    12.74 - 13.42
                                    2005   154,607  8.97 - 13.44  1,430,485          2.26      1.30 - 1.90      1.55 - 2.16
                                    2004   176,526  8.83 - 13.15  1,585,771          1.76      1.30 - 1.90      8.72 - 9.38
PIMCO VIT Total Return              2008   935,102 14.72 - 15.18 14,101,656          4.48      1.40 - 1.80      2.92 - 3.33
  Sub-Account                       2007 1,271,571 14.30 - 14.69 18,565,738          4.74      1.40 - 1.80      6.81 - 7.24
                                    2006 1,708,329 13.39 - 13.70 23,287,170          4.40      1.40 - 1.80      2.00 - 2.41
                                    2005 2,134,374 13.13 - 13.38 28,433,489          3.37      1.40 - 1.80      0.63 - 1.03
                                    2004 2,624,882 13.04 - 13.24 34,640,594          3.44      1.40 - 1.80      2.97 - 3.39

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                             UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                      UNITS    HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  --------- -------------- ---------- ------------- ---------------- -------------------
American Funds Global Growth 2008 1,188,717  16.81 - 19.22 22,461,352          3.08      0.75 - 1.90 (39.55) - (38.85)
  Sub-Account                2007   344,425  27.80 - 31.43 10,517,598          3.93      0.75 - 1.90    12.68 - 13.99
  (Commenced 5/1/2006)       2006    12,186  24.68 - 27.58    325,343            --      0.75 - 1.90    18.17 - 19.53
American Funds Global Small
  Capitalization Sub-Account
  (Commenced 4/28/2008)      2008   183,249  15.77 - 17.36  3,144,085            --      0.75 - 1.65 (49.16) - (48.84)
American Funds Growth
  Sub-Account
  (Commenced 4/28/2008)      2008   126,866 89.43 - 114.72 14,183,764          2.31      0.75 - 1.75 (42.37) - (41.97)

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests.

(3) These amounts represent the annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

7. SUBSEQUENT EVENT


The Company anticipates merging Metlife Investors Variable Annuity Account Five, which is another separate account of the Company, with and into the Separate Account on or about November 9, 2009, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------


The following financial statements of the Separate Account are included in Part B hereof:


1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities as of December 31, 2008.

3.   Statement of Operations for the year ended December 31, 2008.

4.   Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007.

5.   Notes to Financial Statements


The following financial statements of the Company are included in Part B hereof:


1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2008 and 2007.

3.   Statements of Income for the years ended December 31, 2008, 2007 and 2006.

4.   Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.

5.   Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.

6.   Notes to Financial Statements.





The Following Consolidated financial statements of General American Life Insurance Company (the
"Guarantor") are included in Part B hereof:


1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2008 and 2007.

3.   Consolidated Statements of Income for the years ended December 31, 2008, 2007 and 2006.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and
     2006.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.

6.   Notes to Consolidated Financial Statements.



b.           Exhibits
             ----------

1.   (i)     Resolution of Board of Directors of the Company authorizing the establishment of the Variable
             Account.(1)

     (ii)    Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(11)

2.           Not Applicable.


3.   (i)     Principal Underwriter's and Selling Agreement (effective January 1, 2001)(11)

     (ii)    Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(11)

     (iii)   Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)(11)

     (iv)    Retail Sales Agreement and Amendments (filed herewith)


     (v)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (22)

4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity Contract.(5)

     (ii)    Enhanced Dollar Cost Averaging Rider(5)

     (iii)   Three Month Market Entry Rider(5)

     (iv)    Death Benefit Rider - (Compounded-Plus)(5)

     (v)     Death Benefit Rider - (Annual)(5)

     (vi)    Death Benefit Rider - (Annual Step-Up)(5)


     (vii)      Guaranteed Minimum Income Benefit Rider - (Living Benefit)(5)

     (viii)     Additional Death Benefit Rider - (Earnings Preservation Benefit)(5)

     (ix)       Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(5)

     (x)        Terminal Illness Rider(5)

     (xi)       Individual Retirement Annuity Endorsement(5)

     (xii)      Roth Individual Retirement Annuity Endorsement(5)

     (xiii)     401 Plan Endorsement(5)

     (xiv)      Tax Sheltered Annuity Endorsement(5)

     (xv)       Unisex Annuity Rates Rider(5)

     (xvi)      Form of Endorsement (Name Change-effective February 5, 2001. MetLife Investors Insurance Company;
                formerly, Cova Financial Services Life Insurance Company)(2)

     (xvii)     Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(9)

     (xviii)    Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04)(11)

     (xix)      Individual Retirement Annuity Endorsement 7023.1 (9/02)(11)

     (xx)       Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)(11)

     (xxi)      401(a)/403(a) Plan Endorsement 7026.1 (9/02)(11)

     (xxii)     Tax Sheltered Annuity Endorsement 7026.1 (9/02)(11)

     (xxiii)    Simple Individual Retirement Annuity Endorsement 7276 (9/02)(11)

     (xxiv)     Guaranteed Withdrawal Benefit Rider (GWB I, II, III) MLI-690-2 (11/05) (13)

     (xxv)      Form of Contract Schedule Class A 7151-3 (11/05) (15)

     (xxvi)     Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (14)

     (xxvii)    Form of Lifetime Guaranteed Withdrawal Benefit Rider (17)

     (xxviii)   Form of Guaranteed Minimum Income Benefit Rider (17)

     (xxix)     Form of Contract Schedule (enhanced GMIB Plus) (17)

     (xxx)      Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (18)

     (xxxi)     Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08)(25)

     (xxxii)    Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (25)

5.   (i)        Form of Variable Annuity Application(5)

     (ii)       Form of Variable Annuity Application Class A 7155 (11/00) APPVA-504A(10)

     (iii)      Form of Variable Annuity Application Class A 7155 (4/05) APPVA-505A (13)

     (iv)       Form of Variable Annuity Application Class A 7155 (7/04) APPVAALIS 506 (18)

     (v)        Form of Variable Annuity Application Class A 7155 (10/07) APPA April 2008 (28)

6.   (i)        Copy of Articles of Incorporation of the Company(6)

     (ii)       Copy of the Bylaws of the Company(6)

7.   (i)        Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life Insurance
                Company(8)

     (ii)       Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
                Reassurance Company, Ltd.(8)

     (iii)      Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General
                American Life Insurance Company (18)




8.   (i)             Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services
                     Life Insurance Company and Massachusetts Financial Services Company (November 1997),



                     Partial Termination of Participation Agreement dated November 24, 1997, as amended by
                     Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova
                     Financial Services Life Insurance Company and Massachusetts Financial Service Company (January
                     28, 1999), Amendment to Participation Agreement dated November 24, 1997 by and among MFS
                     Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts
                     Financial Service Company (1998), Amendment No. 2 to Participation Agreement dated
                     November 24, 1997, as amended by Amendment No. 1 dated October 22, 1998 by and among MFS Variable
                     Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Service
                     Company (October 1, 1999) (filed herewith)

   (ii)              Amended and Restated Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds
                     Corp. and Cova Financial Services Life Insurance Company (September 1, 1998); Amendment dated
                     November 12, 1999 to the Participation Agreement dated September 1, 1998; Amendment dated May
                     1, 2001 to the Participation Agreement dated September 1, 1998; and Amendment No. 3 dated April
                     24, 2006 to the Participation Agreement dated September 1, 1998 (27)


   (iii)    (a)      Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                     Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(8)

            (b)      First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors
                     Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company
                     (September 14, 2001)(8)

   (iv)              Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
                     and Cova Financial Services Life Insurance Company (effective September 1, 2000)(11)

   (v)               Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors,
                     Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its separate accounts, and
                     Cova Life Sales Company (effective December 31, 1997); Amendment No. 1 dated April 23, 1999 to
                     Participation Agreement dated December 31, 1997; Amendment No. 2 dated September 1, 2000 to the
                     Participation Agreement dated December 31, 1997; and Amendment No. 3 dated February 12, 2001 to the Participation Agreement dated December 31, 1997 (27)

   (vi)              Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                     Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004) (16)

   (vii)             Net Worth Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective
                     December 31, 2002) (18)

   (viii)            Guarantee Agreement (June 1, 1995)(General American Life Insurance Company)(20)

   (ix)              Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                     Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007) (22)

   (x)               Fund Participation Agreement Among MetLife Investors Insurance Company, American Funds Insurance
                     Series and Capital Research and Management Company (effective 11-01-06) (23)

   (xi)              Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                     Investors Distribution Company and MetLife Investors Company (effective August 31, 2007)(26)

   (xii)    (a)      Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin
                     Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (September 1, 2000)
                     (27)


                  (b) Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
                  Distributors, Inc. and COVA Financial Services Life Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1, 2000; Amendment among Frankling Templeton Variable
                  Insurance Products Trust, Franklin Templeton Disbributors, Inc. and COVA Financial Services Life
                  Insurance Company effective September 1, 2000 to the Participation Agreemend dated September 1,
                  2000; Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
                  Distributors, Inc. and COVA Financial Services Life Insurance Company effective March 1, 2001 to the
                  Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton Variable
                  Insurance Products Trust, Franklin Templeton Distributors, Inc., COVA Financial Services Life Insurance
                  Company and MetLife Investors Insurance Company effective May 1, 2001 to the Participation
                  Agreement dated September 1, 2000; and Amendment among Franklin Templeton Variable Insurance
                  Products Trust, Franklin Templeton Distributors, Inc. and COVA Financial Services Life Insurance
                  Company effective June 5, 2007 to the Participation Agreement dated September 1, 2000 (27)

9.        (i)     Opinion of Counsel (24)

          (ii)    Opinion and Consent of Counsel (General American Life Insurance Company)(21)



10.       (i)     Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, the Registrant
                  and the Guarantor (filed herewith)

          (ii)    Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc. (filed herewith)



11.               Not Applicable.

12.               Agreement Governing Contribution (1)


13.       (i)     Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, James J. Reilly, Susan A. Buffum, Richard C.
                  Pearson, Elizabeth M. Forget, George Foulke, Jeffrey A. Tupper, Paul A. Sylvester and Bennett D. Kleinberg
                  (29)

          (ii)    Powers of Attorney (General American Life Insurance Company) for Lisa M. Weber, Michael K. Farrell,
                  William J. Mullaney, Stanley J. Talbi, Michael J. Vietri, William J. Wheeler, Peter M. Carlson, James J. Reilly
                  and Eric T. Steigerwalt (29)

          (iii)   Power of Attorney (General American Life Insurance Company) for Michael K. Farrell (filed herewith)


      (1)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File
                  Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.

      (2)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                  Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.

      (3)         incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4/A (File Nos.
                  333-34741 and 811-05200) as electronically filed on November 20, 1997.

      (4)         incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-34741
                  and 811-05200) as electronically filed on January 26, 1998.

      (5)         incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as
                  electronically filed on November 22, 2000.

      (6)         incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) as
                  electronically filed on August 29, 1997.

      (7)         incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos.
                  333-50540 and 811-05200) as electronically filed on March 6, 2001.

      (8)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File
                  Nos. 333-54358 and 811-05200) as electronically filed on April 30, 2003.

      (9)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File
                  Nos. 333-50540 and 811-05200) as electronically filed on April 27, 2004.

   (10)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                  Nos. 333-54358 and 811-05200) as electronically filed on April 28, 2004.

   (11)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
                  Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.


(12)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on November 2, 2004.

(13)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.

(14)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.

(15)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on September 9, 2005.

(16)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on October 7, 2005.

(17)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
         Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

(18)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
         Nos. 333-50540 and 811-03365) as electronically filed on April 21, 2006.

(19)     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
         Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April
         24, 2006.

(20)     incorporated herein by reference to First MetLife Investors Variable Annuity Separate Account One's
         Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) as electronically filed July 27, 2006.

(21)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on July 28, 2006.

(22)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 19, 2007.

(23)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on April 19, 2007.

(24)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on April 19, 2007.

(25)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.

(26)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on October 31, 2007.

(27)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on April 22, 2008.

(28)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on April 22, 2008.


(29)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on September 15, 2009.






ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962

Susan A. Buffum                         Director
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

George Foulke                           Director
334 Madison Avenue
Convent Station, NJ 07961

Jay S. Kaduson                          Vice President and Director
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President and Director
1095 Avenue of the Americas
New York, NY 10016

Bennett D. Kleinberg                    Vice President and Director
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Richard C. Pearson                      Vice President,
5 Park Plaza, Suite 1900                Associate General Counsel, Secretary and Director
Irvine, CA 92614

Paul A. Sylvester                       Director
10 Park Avenue,
Morristown, NJ 07967

Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Steven J. Goulart                       Treasurer
1095 Avenue of the Americas
New York, NY 10036

James J. Reilly                         Vice President-Finance (principal financial officer and principal
501 Boylston Street                     accounting officer)
Boston, MA 02116

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266


Robert E. Sollmann, Jr.                 Senior Vice President
1095 Avenue of the Americas
New York, NY 10036


Stewart M. Ashkenazy                    Vice President, Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Johnathan L. Rosenthal                  Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

George Luecke                           Vice President, Annuity Finance
1095 Avenue of the Americas
New York, NY 10036

Jeffrey N. Altman                       Vice President
1095 Avenue of the Americas
New York, NY 10036

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

Betty E. Davis                          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Jeffrey P. Halperin                     Vice President
1095 Avenue of the Americas
New York, NY 10036

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614


Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807


Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Gene L. Lunman                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Lisa S. Kuklinski                       Vice President
1095 Avenue of the Americas
New York, NY 10036

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF JUNE 30, 2009

The following is a list of subsidiaries of MetLife, Inc. updated as of June 30, 2009. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    MetLife Investors Insurance Company (MO)

O.    First MetLife Investors Insurance Company (NY)

P.    Walnut Street Securities, Inc. (MO)

Q.    Newbury Insurance Company, Limited (BERMUDA)

R.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

      3.    MetLife Investors Financial Agency, Inc. (TX)

S.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife Seguros de Vida S.A. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


      20.   MetLife NC Limited (Ireland)


      21.   MetLife Europe Services Limited (Ireland)


T.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    MLIC Asset Holdings II LLC (DE)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 Fifth LLC (DE)


U.    MetLife Capital Trust IV (DE)

V.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

            b)    ML/VCC Gilroy, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)

      20.   TLA Holdings II LLC (DE)


W.    MetLife Reinsurance Company of South Carolina (SC)

X.    MetLife Investment Advisors Company, LLC (DE)

Y.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

Z.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


AA.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

BB.   MetLife Capital Trust X (DE)

CC.   Cova Life Management Company (DE)

DD.   MetLife Reinsurance Company of Charleston (SC)

EE.   Federal Flood Certification Corp (TX)

FF.   MetLife Planos Odontologicos Ltda. (Brazil)

GG.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of August 31, 2009, there were 11,672 qualified contract owners and 10,742 non-qualified contract owners of Class A contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article IV, Section 1) provide that:


    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise

(including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




    Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       First MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Annuity Account Five
       MetLife Investors Variable Life Account One
       MetLife Investors Variable Life Account Five
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund, Inc.
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two

Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------- -------------------------------------------------------------------------------------------

Michael K. Farrell                    Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                      Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                    Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                     President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962


Elizabeth M. Forget                   Executive Vice President
1095 Avenue of the Americas
New York, NY 10036


Paul A. LaPiana                       Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Richard C. Pearson                    Executive Vice President, General Counsel and Secretary
5 Park Plaza, Suite 1900
Irvine, CA 92614


Peter Gruppuso                        Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807


Douglas P. Rodgers                    Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                        Senior Vice President, National Sales Manager, Independent Planners and Insurance Advisors
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey A. Barker                     Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                         Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                        Senior Vice President
10 Park Avenue
Morristown, NJ 07962


Steven J. Goulart                     Treasurer
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                  Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                         Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $84,965,182         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Dr., Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").


    Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.


    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.


                                REPRESENTATIONS


    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the city of Irvine, and state of California, on the 9th day of October, 2009.

METLIFE INVESTORS VARIABLE ANNUITY
ACCOUNT ONE
(Registrant)


By:   METLIFE INVESTORS INSURANCE COMPANY

By:   /s/ Richard C. Pearson
      ------------------------------------
      Richard C. Pearson
      Vice President and Associate General
      Counsel


METLIFE INVESTORS INSURANCE COMPANY
(Depositor)

By:   /s/ Richard C. Pearson
      ------------------------------------
      Richard C. Pearson
      Vice President and Associate General
      Counsel

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on October 9, 2009.

/s/ Michael K. Farrell*                   Chairman of the Board, Chief Executive
--------------------------------          Officer, President and Director
Michael K. Farrell


/s/ Jay S. Kaduson*                       Director and Vice President
--------------------------------
Jay S. Kaduson


/s/ James J. Reilly*                       Vice President-Finance (principal
--------------------------------          financial officer and principal
James J. Reilly                           accounting officer)


/s/ Susan A. Buffum*                      Director
--------------------------------
Susan A. Buffum


/s/ Elizabeth M. Forget*                  Director and Executive Vice President
--------------------------------
Elizabeth M. Forget


/s/ George Foulke*                        Director
--------------------------------
George Foulke


/s/ Paul A. Sylvester*                    Director
--------------------------------
Paul A. Sylvester


/s/ Richard C. Pearson*                   Director, Vice President, Associate
--------------------------------          General Counsel and Secretary
Richard C. Pearson


/s/ Jeffrey A. Tupper*                    Director and Assistant Vice President
--------------------------------
Jeffrey A. Tupper


/s/ Bennett D. Kleinberg*                 Director and Vice President
--------------------------------
Bennett D. Kleinberg


*By: /s/ Michele H. Abate
     -----------------------------------
     Michele H. Abate, Attorney-In-Fact
     October 9, 2009

* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated, pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 on Form N-4 (File Nos. 333-54358/811-05200) filed as Exhibit 13(i) on September 15, 2009.

                                   SIGNATURES

    As required by the Securities Act of 1933, General American Life Insurance Company has caused this Registration Statement to be signed on its behalf, in the city of St. Louis, and state of Missouri, on the 9th day of October, 2009.

GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)

By:   /s/ James J. Reilly
      ------------------------------------
      Vice President
      James J. Reilly

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on October 9, 2009.


/s/ Michael K. Farrell*            Chairman of the Board, President, Chief
--------------------------------   Executive Officer and Director
Michael K. Farrell


/s/ William J. Mullaney*           Director
--------------------------------
William J. Mullaney


                                   Director
--------------------------------
James L. Lipscomb


/s/ Peter M. Carlson*              Executive Vice President and Chief
--------------------------------   Accounting Officer
Peter M. Carlson


/s/ Stanley J. Talbi*              Director
--------------------------------
Stanley J. Talbi


/s/ Michael J. Vietri*             Director
--------------------------------
Michael J. Vietri


/s/ William J. Wheeler*            Director
--------------------------------
William J. Wheeler


/s/ James J. Reilly*               Vice President (principal financial officer)
--------------------------------
James J. Reilly


/s/ Eric T. Steigerwalt*           Director
--------------------------------
Eric T. Steigerwalt


*By: /s/ John E. Connolly, Jr.
     -----------------------------------
     John E. Connolly, Jr., Attorney-In-Fact
     October 9, 2009

* General American Life Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 on Form N-4 (File Nos. 333-54358/811-05200) filed as Exhibit 13(ii) on September 15, 2009, except for the power of attorney for Michael K. Farrell, which is filed herewith.

                               INDEX TO EXHIBITS


      3(iv)    Retail Sales Agreement and Amendments by and among MetLife
               Investors Distribution Company and Edward D. Jones & Co.,
               L.P.

      8(i)     Participation Agreement and Amendments among MFS Variable
               Insurance Trust, Cova Financial Services Life Insurance
               Company and Massachusetts Financial Service Company

     10(i)     Consent of Independent Registered Public Accounting Firm
               (Deloitte & Touche LLP) for the Depositor, the Registrant and the Guarantor

     10(ii)    Consent of Independent Registered Public Accounting Firm
               (Deloitte & Touche LLP) for MetLife, Inc.

     13(iii)   Power of Attorney (General American Life Insurance Company)